As filed with the Securities and Exchange Commission on April 28, 2026

Registration No. 33-73734
811-08264

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.  ___
Post-Effective Amendment No.  58

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 58

TRANSAMERICA VARIABLE FUNDS
(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
(Name of Depositor)

440 Mamaroneck Avenue
Harrison, NY 10528
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number: (914) 627-3000

Brian Stallworth, Esquire
Transamerica Financial Life Insurance Company
c/o Office of the General Counsel
440 Mamaroneck Avenue
Harrison, NY 10528

Brian Stallworth, Esquire
Transamerica Retirement Solutions
1801 California St., Suite 5200
Denver, CO 80202
(Name and Address of Agent for Service)

It is proposed that this filing become effective:
____ immediately upon filing pursuant to paragraph (b)
_ X__
on (May 1, 2026) pursuant to paragraph (b)
  __
60 days after filing pursuant to paragraph (a)(1)
__ _     on (Date) pursuant to paragraph (a)(1)

If appropriate, check the following box:
_____
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

_____   New Registrant (as applicable, a Registered Separate Account or Insurance              Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing).
____    Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”)).
_X___
Insurance Company relying on Rule 12h-7 under the Exchange Act.
____     Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)
2

Prospectus

TRANSAMERICA VARIABLE FUNDS
GROUP VARIABLE ANNUITY CONTRACTS
Sections 401(a), 401(k), 403(b), 408(IRA), 457 and NQDC

Issued By

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY (“TFLIC”)
440 Mamaroneck Avenue, Harrison, New York 10528;
 (800) 755-5801, www.transamerica.com

May 1, 2026

This prospectus describes group variable annuity contracts (“Contracts”) that are designed and offered as funding vehicles for retirement plans maintained by state educational organizations, certain tax-exempt organizations, IRA contractholders, and taxed organizations in the case of the Section 401(a) and/or Section 401(k) contracts and corporate nonqualified deferred compensation contracts. It includes the contract’s features, benefits, and risks.  The Contract is issued by Transamerica Financial Life Insurance Company (“us,” “we,” “our” or “Company”).

Participants may allocate amounts contributed and remitted to TFLIC on their behalf under the Contracts (“purchase payments”) to the Subaccounts of the Transamerica Variable Funds, a TFLIC segregated investment account.  Information on these options may may be found under Appendix: Investment Options Available Under the Contract.

This prospectus sets forth the basic information that you should know before investing. The Contract is a complex investment and involves risks, including potential loss of principal. This variable annuity may not be suitable for everyone. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes, and tax penalties. Our financial obligations under the Contract are subject to our financial strength and claims-paying ability. This variable annuity may not be appropriate for people who do not have a long-term investment time horizon We are relying on the exemption provided by Rule 12h-7 under the 1934 Act. In reliance on that exemption, we do not file periodic and current reports that we would be otherwise required to file pursuant to Section 15 (d) of the 1934 Act. Please keep this prospectus for future reference.

The availability of investment options, Contract benefits, or other Contract features may vary depending on the financial intermediary through which the Contract is sold. See Appendix - Financial Intermediary Variations.

If you are a new investor in the Contract, you may return your Contract for a refund within a prescribed period,  which is generally 10 days after you receive the Contract though may be longer based on state law. This cancellation privilege may not be available for certain employment-based retirement plans. If you are eligible to and elect to cancel the Contract, the amount of the refund will generally be equal to your Contributions plus or minus accumulated gains or losses in the Underlying Investment(s) you were invested in. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

This prospectus does not constitute an offer to sell or a solicitation of an offer to buy the Contracts in any jurisdiction in which such may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

Neither the Securities and Exchange Commission (“SEC”), U.S. Commodity Futures Trading Commission, nor any State Securities Commission has approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

2

Special Terms
The following is a glossary of key terms used in this prospectus.
Accumulation Account: an account maintained for each Participant in which is recorded the number of Units held for his/her credit.
Accumulation Period: the accumulation period for each Participant is the period during which Purchase Payments may be made on his/her behalf. It begins when the Participant begins participation under the Plan and ends as of his/her Annuity Purchase Date, or earlier termination of his/her Accumulation Account.
Annuitant: the person on whose life  annuity payments involving life contingencies will be based.
Annuity Purchase Date: the date a Participant elects to purchase a Fixed Annuity.
Code: the Internal Revenue Code of 1986, as amended.
Contract Owner/Contractholder: the individual employer, trust or association to which an annuity contract has been issued.
Contracts: the group variable annuity contracts offered by TFLIC to Contractholders, as described in this prospectus.
Fixed Annuity: an annuity with payments which remain fixed throughout the payment period and which do not reflect the investment experience of a Separate Account.
NQDC: Non-qualified deferred compensation arrangement available to taxed organizations only.
Participant: an employee participating under a Contract issued to or adopted by his/her employer or an individual participating under a Contract issued to an IRA Contractholder.
Plan: a retirement plan or program under which benefits are to be provided pursuant to a Contract described herein from amounts contributed by the Plan sponsor or by Plan participants.
Purchase Payment: the amount contributed and remitted to TFLIC on behalf of a Participant.
Portfolio Company(ies): collectively or individually, the Transamerica Funds and Calvert VP SRI Balanced Portfolio in which the Subaccounts invest. Also referred to as an Underlying Investment(s).

Required Beginning Date: April 1 of the calendar year next following the year in which the Owner reaches the applicable age as per IRC 401(a)(9)(C)(iv). If distributions hereunder commence prior to such date under an annuity option that provides for distributions that are made in accordance with Regulation Section 1.401(a)(9)-6, Q&A-1, then the Annuity Start Date shall be treated as the Required Beginning Date in accordance with Regulation Section 1.401(a)(9)-6, Q&A-10.
Separate Account: an account  established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the Contracts may be allocated.
Subaccount: A subdivision of the Separate Account that invests exclusively in shares of one portfolio company.
TAM: Transamerica Asset Management, Inc., an SEC-registered investment adviser and an affiliate of TFLIC.
TCL: Transamerica Capital, LLC, (formerly Transamerica Capital, Inc.) the principal underwriter, an SEC-registered broker-dealer and an affiliate of TFLIC.
Transamerica Funds: an open-end diversified management investment company registered under the 1940 Act.
Unit: the measure by which the value of an investor’s interest in each Subaccount is determined.
Underlying Investments: collectively or individually, the Transamerica Funds and Calvert VP SRI Balanced Portfolio in which the Variable Funds Subaccounts invest.  Also referred to as a Portfolio Company.
Valuation Date: each day that the New York Stock Exchange is open for trading.
Valuation Period: the period between the ending of two successive Valuation Dates.
Variable Funds Account: a segregated investment account of TFLIC which has been designated Transamerica Variable Funds and to which Purchase Payments may be allocated.
Variable Funds Subaccounts: those Subaccounts of the Variable Funds Account that are made available under the Contracts.
3

Overview Of The Contract

Purpose

The Group Variable Annuity Contracts (the “Contracts”) are designed and offered as funding vehicles for retirement plans maintained by state educational organizations, certain tax-exempt organizations, and IRA Contractholders and for taxed organizations in the case of the Section 401(a) and/or Section 401(k) Contracts and Corporate Nonqualified Deferred Compensation (“NQDC”) Contracts.

Phases of  the Contract

The Contract, like all deferred annuity contracts, has two phases:  the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the Contract. The income phase occurs when you annuitize the Contract and begin receiving regular annuity payments from your Contract. The money you accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

Accumulation Phase. With respect to the Section 401(a), Section 401(k) and NQDC Contracts, the employer and/or the employee will make contributions pursuant to the terms and conditions of the underlying retirement plan. A list of Portfolio Companies in which you can invest is provided in the back of this prospectus. See Appendix: Investment Options Available Under the Contract. Each has its own investment strategies and risks, investment adviser(s), expense ratio, cand performance history.

Annuity (Income) Phase. Unless a Fixed Annuity is elected, a Participant will receive a lump sum payment at the end of the Accumulation Period.  If a fixed annuity is chosen, the Participant will receive a stream of income payments.

Contract Features

Accessing Your Money. Subject to applicable federal tax law restrictions, a Participant at any time during his/her Accumulation Period and prior to his/her death may redeem all or a portion of the Units credited to the Accumulation Account. There is no redemption charge.

Death Benefit.  If a Participant dies before the Annuity Purchase Date, subject to the terms of any underlying Plan, the Accumulation Account value will be paid to his/her beneficiary.

Loan Provisions. None

Optional Benefits. None

Tax Treatment. You can transfer money between investment choices without tax implications and earnings (if any) on your investments are generally tax-deferred. You are taxed only if you make a surrender or withdrawal.

Withdrawal Options. Participant may, at any time during his/her Accumulation Period and prior to his/her death, redeem all or a portion of the Units credited to the Accumulation Account. There is no redemption charge. A withdrawal will generally have federal income tax consequences which may include penalties. Other significant withdrawal restrictions may be imposed by the Code.
4

Important Information You Should Consider About The Contract

FEES AND EXPENSES				Location in Prospectus
Are There Charges for Early Withdrawals?	No fee is charged by the Contract for redemption.			N/A
Are There Transaction Charges?	No.			Transfers
Are There Ongoing Fees and Expenses (annual charges)?
Yes, The table below describes the fees and expenses that you may pay each year, for your Contract depending on the options you choose.  Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

				Annual Contract Charges Appendix: Investment Options Available Under the Contract Annuity Contract Fee Tables And Expense Examples
	Annual Fee	Minimum	Maximum
	Base Contract	1.10%	1.25%
	Annual Contract Fee[1]	None	$50
	Investment options[2] (Portfolio Company fees and expenses)	0.37%	1.09%
	Optional Benefit Expenses None
	1 TFLIC does not currently assess an Annual Contract fee.
	2 As a percentage of Portfolio Company assets.

To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

	Lowest Annual Cost Estimate: $1,496	Highest Annual Cost Estimate: $2,371
	Assumes: ● Investment of $100,000 ● 5% annual return ● Least expensive fund fees and expenses ● No optional benefits ● No sales charges No additional purchase payments, transfers or withdrawals	Assumes: ● Investment of $100,000 ● 5% annual return ● Most expensive fund fees and expenses ● No optional benefits ● No sales charges No additional purchase payments, transfers or withdrawals

5

RISKS		Location in Prospectus
Is There a Risk of Loss From Poor Performance?	Yes. You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

The Contract is designed and offered as funding vehicles for retirement plans maintained by state educational organizations, certain tax-exempt organizations, IRA contractholders, and taxed organizations in the case of the Section 401(a) and/or Section 401(k) contracts and corporate nonqualified deferred compensation contracts.

Principal Risks of Investing in the Contract Federal Income Tax Status
What Are the Risks Associated with Investment Options ?
An investment in the Contract is subject to the risk of poor investment performance.  The investment performance of your Contract can vary depending on the performance of the Subaccounts options that you choose.

Each Subaccount has its own unique risks. You should review the Subaccounts carefully before making an investment decisio
Prospectus of each Portfolio Company Appendix- Investment Options available under Your Contract
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Transamerica Financial Life Insurance Company. Any obligations, guarantees, and benefits under the Contract are subject to our claims-paying ability.

More information about Transamerica Financial Life Insurance Company, including our financial strength ratings, is available by visiting www.transamerica.com or calling toll-free[(800) 755-5801.

Principal Risks of Investing in the Contract
RESTRICTIONS		Location in Prospectus
Are There Restrictions on the Investment Options?	Yes. We reserve the right to remove or substitute the Portfolio Companies that are available as investment options under the Contract.	Appendix:Financial Intermediary Variations Rights Reserved by TFLIC
Are There Optional Benefits?	No. There are no optional benefits.	N/A
TAXES		Location in Prospectus
What Are the Contract’s Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

If you purchased the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.

Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Federal Income Tax Status
6

CONFLICT OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Some investment professionals may receive compensation for selling the Contract to investors in the form of commissions and other incentives.  This conflict of interest may influence your investment professional to recommend the Contract over another investment.

Distribution of the Contracts
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you already own.  You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new Contract rather than continue to own your existing Contract.
Federal Income Tax Status
7

Annuity Contract Fee Tables And Expense Examples

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract.
The first table describes the fees and expenses that you will, directly or indirectly pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract value between investment options.  State premium taxes may be deducted upon the purchase of a Fixed Annuity under the Contract.

Transaction Expenses
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)	0%
Exchange Fee	$0

The following table shows the fees and expenses that you will pay each year during the time that you own the Contract not including the fees and expenses of the Underlying Investments.

Annual Contract Expenses:

Base Contract Annual Expenses (as a percentage of average account value)
Annual Contract Fee	$ 50(1)
Base Contract Fee	1.25%(2)

(1)TFLIC reserves the right to deduct an annual contract charge from a Participant’s Accumulation Account in accordance with the provisions of the Contracts. TFLIC has no present intention to impose such a charge, but it may do so in the future.
(2)TFLIC currently charges mortality and expense risk fees of 1.10% and reserves the right to charge maximum mortality and expense risk fees of up to 1.25% upon notice.

The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. A complete list of the Portfolio Companies available under the Contract, including their annual expenses, may be found under Appendix: Investment Options Available Under the Contract

Annual Portfolio Company Expenses(1)	Minimum	Maximum
Expenses (expenses that are deducted from Underlying Investment assets, including management fees, distribution and/or service and 12b-1 fees, and other expenses)	0.37%	1.09%

  The expenses shown are those incurred for the year ended October 31, 2025, Current or future expenses may be greater or less than those shown.

8

Expense Example:

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Separate Account annual expenses and the fees and expenses of the Underlying Investments.

If you (i) surrender your Contract at the end of the applicable time period, (ii) annuitize at the end of the applicable period or (iii) do not surrender your Contract, you would pay the following expenses on a $100,000 investment. These examples assume a 5% return each year (this assumption is required by the SEC and is not a prediction of any Subaccount’s future performance). These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown.

The following example is based on fees before waivers and reimbursements and reflects the imposition of the maximum mortality and expense risk charge  (1.25%) which may be imposed by TFLIC, and investing in the Portfolio Company with the maximum expenses (1.02%).

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$2,371	$7,304	$12,503	$26,761

Principal Risks Of Investing In The Contract

There are risks associated with investing in the Contract. The Contract is a “variable” annuity because the value of your Contract can go up or down based on the performance of your Subaccounts.  When you invest in the Separate Account, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the performance of your Subaccounts and each Subaccount may have its own unique risks. You could lose the amount you allocate to a Subaccount.

Risks of an Increase in Current Fees and Expenses. Certain fees and expenses are currently assessed at less than their guaranteed maximum levels. In the future, these charges may be increased up to the guaranteed (maximum) levels.

Investment Risk. You bear the risk of any decline in the Contract value caused by the performance of the Underlying Investments held by the Subaccounts. Those investments could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each Underlying Investment. This risk could have a significant negative impact on the value of certain benefits offered under the Contract. The investment risks described in the prospectuses are for the Underlying Investments.

Risks of Managing General Account Assets. The general account assets of the Company are used to support the payment of guaranteed benefits under the Contract. To the extent that the Company is required to pay amounts in addition to the Contract Value, such amounts will come from our general account assets. You should be aware that the general account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk, and are also subject to the claims of the Company’s general creditors. The Company’s financial statements contained in the Statement of Additional Information include a further discussion of risks inherent in the general account investments.
Insurance Company Insolvency. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we promise.

Tax Consequences. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals are generally restricted prior to age 59½, otherwise, a tax penalty may apply. The ultimate effect of federal income taxes on payments and on the economic benefit to the Participant, annuitant, payee and beneficiary depends on the tax and employment status of the individual concerned.

9

Cyber Security and Business Continuity Risks. Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data, and breaches of regulation may lead to a materially adverse effect on our administration of the Contract. We cannot assure you that interruptions, failures, or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. Also, our business operations may be adversely affected by volatile natural and man-made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, geopolitical disputes, military action, fires and explosions, pandemic diseases, and other catastrophes. Such events may impact the availability and capacity of our key personnel and may have a materially adverse effect on our administration of the Contract. See “Non-Principal Risks of Investing in the Contract” in the SAI for additional information.

Market Risks. The market values of the Portfolio Companies’ securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions. See “Non-Principal Risks of Investing in the Contract” in the SAI for additional information.

Transamerica Financial Life Insurance Company, The Separate Account, and The Portfolio Companies

Transamerica Financial Life Insurance Company

Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon Ltd., the securities of which are publicly traded. Aegon Ltd, a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in all states and the District of Columbia.

All obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the Contracts.
We are relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934, as amended (the “1934 Act”). In reliance on that exemption, we do not file periodic and current reports that we would be otherwise required to file pursuant to Section 15(d) of the 1934 Act.

Financial Condition Of The Company

The benefits under the Contract are paid by Transamerica Financial Life Insurance Company from its general account assets and/or your cash value held in the Company’s Separate Account. It is important that you understand that payment of the benefits is not assured and depends upon certain factors discussed below. TFLIC’s principal place of business is 440 Mamaroneck Avenue, Harrison, NY 10528; (800) 755-5801.

Assets in the Separate Account.  You assume all of the investment risk for your cash value that is allocated to the Subaccounts of the Separate Account.  Your cash value in those Subaccounts constitutes a portion of the assets of the Separate Account.  These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.   See "The Separate Account."

Assets in the General Account.  Any guarantees under the Contract that exceed the value of your Accumulation Account, such as those associated with the Contract’s death benefit, are paid from our general account (and not the Separate Account).  Therefore, any amounts that we may be obligated to pay under the Contract in excess of Subaccount value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

10

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account to our Contract Owners. We monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and cash value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations.  These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our Contract Owners or to provide the collateral necessary to finance our business operations.

How to Obtain More Information.  We encourage Contract Owners to read and understand our financial statements.  We prepare our financial statements on a statutory basis.  Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information (SAI).  For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the
11

SAI is available on the SEC’s website at www.sec.gov. Our financial strength ratings, which reflect the opinions of leading independent rating agencies of Transamerica’s ability to meet its obligations to its Contract Owners, are available on our website Financial Strength | Transamerica (www.transamerica.com/about-us/financial-strength) and the websites of these nationally recognized statistical ratings organizations—A.M. Best Company (www.ambest.com), Moody's Investors Service (www.moodys.com), and S&P Global (www.standardandpoors.com).

The Separate Account

Transamerica Variable Funds.

Transamerica Variable Funds (the “Variable Funds Account”) was established by TFLIC under New York Insurance Law on November 30, 1993 as a Separate Account. The Variable Funds Account will hold assets that are segregated from all of TFLIC’s other assets and at present are used only to support Contracts for which Purchase Payments have been allocated to the Variable Funds Account. TFLIC is the legal holder of the assets in the Variable Funds Account and will at all times maintain assets in the Variable Funds Account with a total market value at least equal to the contract liabilities for the Variable Funds Account. The obligations under the Contracts are obligations of TFLIC. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Funds Account, are, in accordance with the Contracts, credited to or charged against the Variable Funds Account without regard to other income, gains, or losses of TFLIC. The assets in the Variable Funds Account may not be charged with liabilities which arise from any other business TFLIC conducts. The Variable Funds Account assets may include accumulation of the charges TFLIC makes against a Contract participating in the Variable Funds Account. From time to time, any such additional assets may be transferred in cash to TFLIC’s general account.

The Variable Funds Account is registered with the SEC under the 1940 Act, as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of the Variable Funds Account. For state law purposes, the Variable Funds Account is treated as a part or division of TFLIC.

Voting Rights. To the extent required by law, TFLIC will vote the interests in the Underlying Investments held in a Subaccount in accordance with the instructions received from Contractholders. The Contractholders will instruct TFLIC in accordance with the instructions received from Participants.

The assets held in the Variable Funds Subaccounts will be invested in the Transamerica Funds or the Calvert Series, as applicable. TFLIC is the legal holder of the interests and shares held in a Variable Funds Subaccount and as such has the right to vote to elect the governing boards of Transamerica Funds and Calvert, Inc., to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund, and to vote upon any other matter that may be voted upon at a shareholders’ meeting. To the extent required by law, TFLIC will vote at regular and special shareholder meetings in accordance with the instructions received from Contractholders. TFLIC will furnish Contractholders with the proper forms to enable them to give these instructions. The record date for any such vote shall be selected by the governing boards of Transamerica Funds or the Calvert Series.

Each Contractholder will have the equivalent of one vote per $100 of the dollar value of the Accumulation Accounts in a Contract held in each Variable Funds Subaccount, with fractional votes for amounts less than $100. These votes are converted into a proportionate number of votes in beneficial interests in shares of a Portfolio Company. Interests held in each Variable Funds Subaccount for which no timely instructions from Contractholders are received will be voted by TFLIC in the same proportion as those interests in that Subaccount for which instructions are received. Accordingly, it is possible for a small number of Contractholders (assuming there is a quorum) to determine the outcome of a vote, especially if they have large contract values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so. Shares owned by the insurance company and its affiliates will also be proportionately voted Should applicable federal securities laws or regulations permit, TFLIC may elect to vote in its own right.

A Participant will have the right to instruct the Contractholder with respect to interests in the Underlying Investment attributable to his/her portion of the Accumulation Account held in each Variable Funds Subaccount. Each Participant under the Contract shall receive a statement of the amount attributable to his/her participation in each Variable Funds Subaccount and stating his/her right to instruct the Contractholder as to how to vote such interest. TFLIC will provide voting instruction materials to the Contractholder and to the Participants.

The Contractholder shall provide voting instructions to TFLIC with respect to interests attributable to the Accumulation Account values held in each Variable Funds Subaccount in accordance with instructions received by Participants. For interests for which no timely instructions from Participants are received, the Contractholder will instruct TFLIC to vote these interests in the same proportion as those shares for which instructions from Participants are received.

12

Matters on which the Contractholder may give voting instructions include the following: (1) election of the governing boards of Portfolio Companies; (2) ratification of the independent accountant of a Portfolio Company corresponding to the Contractholder’s selected Subaccount(s); (3) approval of changes in the Investment Advisory Agreement for a Portfolio Company corresponding to the Contractholder’s selected Subaccount(s) with certain exceptions; (4) any change in the fundamental investment policies of a Portfolio Company corresponding to the Contractholder’s selected Subaccount(s); and (5) any other matter requiring a vote of the investors of a Portfolio Company. With respect to approval of the Investment Advisory Agreements or any change in a fundamental investment policy, Contractholders participating in the affected Subaccount will vote separately on the matter pursuant to the requirements of Rule 18f-2 under the 1940 Act.

General. TFLIC may, if required by state insurance officials, disregard voting instructions if those instructions would require voting to cause a change in the subclassification or investment objectives or policies of one or more of the Underlying Investments or the Variable Funds Subaccounts, or to approve or disapprove an investment adviser or principal underwriter for one or more of the Variable Funds Subaccounts. In addition, TFLIC may disregard voting instructions that would require changes in the investment objectives or policies of any of the Underlying Investments or the Variable Funds Subaccounts or in an investment adviser or principal underwriter, if TFLIC reasonably disapproves those changes in accordance with applicable federal regulations. If TFLIC disregards voting instructions, it will advise Contractholders and Participants of that action and its reasons for the action in the next semiannual report to Contractholders and Participants.

THE PORTFOLIO COMPANIES
There are currently thirteen Subaccounts within the Variable Funds Account which are available for allocation of Purchase Payments under the Contracts.  The Calvert Series Subaccount invests only in the Calvert VP SRI Balanced Portfolio (the “Calvert Series”), a series of Calvert Variable Series, Inc. (“CVS”), an open-end management investment company registered with the SEC under the 1940 Act. The other Variable Funds Subaccounts invest in corresponding series of Transamerica Funds, each an open-end diversified management investment company registered with the SEC under the 1940 Act. A description of each Portfolio Company, its investment objectives, policies and restrictions, its expenses, the risks attendant in investing therein and other aspects of its operations are contained in their respective prospectuses . Each Participant should periodically consider his/her allocation among the Variable Funds Subaccounts in light of current market conditions and the investment risks attendant to investment in the various Underlying Investments.

Information regarding each Portfolio Company including (i) its name (ii) its investment objective (iii) its investment adviser and any sub-investment adviser (iv) current expenses and (v) performance is available in the Appendix- Investment Options Available Under the Contract. Each underlying fund portfolio has issued a prospectus that contains more detailed information about its investment holdings, including a description of investment risks. You may obtain a free copy of the underlying fund portfolio prospectuses by contacting our Administrative Office at (800) 755-5801 or by visiting our website at www.transamerica.com.

Charges

Following is a discussion of various charges under the Contract.

Charges for Mortality and Expense Risks

The maximum daily charges against the Variable Funds Subaccounts for mortality and expense risks assumed by TFLIC are computed and deducted from the value of the net assets of the Variable Funds Subaccounts. The maximum daily charge will be at the rate of 0.003425% (equivalent to an annual rate of 1.25%) of the average daily net assets of the Variable Funds Subaccounts. The daily charge will be deducted from the net asset value of each Variable Funds Subaccount on each Valuation Date. Where the previous day (or days) was not a Valuation Date, the maximum deduction on the Valuation Date will be 0.003425% multiplied by the number of days since the last Valuation Date. The sum of these charges on an annual basis will not exceed 1.25% of the average net assets invested in the Variable Funds Subaccounts. Of this charge, TFLIC estimates that 0.80% is for mortality risk and 0.45% is for expense risk. The daily charge from the Variable Funds Subaccounts, based on an annual mortality and expense risk rate of 1.10% (0.70% for mortality risks and 0.40% for administrative expense risks) is 0.0030137%.

The mortality risk is that individuals may live for a longer period of time than projected and therefore a greater amount of annuity benefits than projected will be payable. The expense risk is that expenses incurred in issuing and administering the Contract will exceed the administrative expense charge provided in the Contract. TFLIC believes that this level of charge is within the range of industry practice for comparable group variable annuity contracts.

13

Sales distribution expenses and any other expenses in excess of the described charges will be paid from TFLIC’s general account and not directly from any Subaccount or from the mortality and expense risk charges. However, asset charges for TFLIC’s
14

assumption of mortality and expense risks might be a source of contribution to the surplus in TFLIC’s general account.

Annual Contract Charge

TFLIC reserves the right to deduct an annual contract charge from a Participant’s Accumulation Account to reimburse TFLIC for administrative expenses relating to the maintenance of the Contracts. TFLIC has no present intention to impose such a charge; however, TFLIC may, in the future, impose such a charge in accordance with the provisions of the Contracts. Any such annual charge will not exceed $50. TFLIC also reserves the right, if such a charge is imposed, to waive, on a temporary or permanent basis, all or part of such charge for certain classes of Contracts or for certain new classes of Contracts which may be sold in the future where circumstances exist that result in differences in TFLIC’s costs or in the services required from TFLIC. For example, waivers may be granted for Contractholders with large numbers of participants with large account balances or for Contractholders which assume certain administrative expenses which TFLIC would otherwise bear. If imposed, this charge would represent reimbursement for administrative costs expected to be incurred over the life of the Contracts. TFLIC does not anticipate any profit from this charge.

PORTFOLIO COMPANY CHARGES

Because the Variable Funds Subaccounts purchase interests in the Underlying Investments, the net assets of the Variable Funds Subaccounts will reflect the investment management fees and other expenses incurred by the Underlying Investments, as applicable.

  TAM serves as the investment adviser to each Transamerica Fund. For information with respect to the arrangements under which TAM provides such advisory services, including charges and arrangements with sub-advisers, see the prospectus for each Portfolio Company.

  Calvert Research and Management is the investment adviser to the Calvert Series and provides day-to-day investment management services to the Calvert Series. Information about the Calvert Series’ portfolio management team, as well as the investment management fees charged by CRM is contained in the Calvert Series prospectus.

COMMISSIONS

 The Company no longer pays commission compensation on sales of the Contracts.

Premium Tax

Under the laws of certain jurisdictions, premium taxes are payable upon the purchase of a Fixed Annuity under the Contract. Any charges for applicable premium taxes will generally be deducted when the Accumulation Account under a Contract is applied to purchase an annuity. Under present laws, the range of premium taxes is from 0% to 3.5%. The laws of the various jurisdictions relating to annuity taxes and the interpretations of such laws are subject to changes which may affect the deductions, if any, under the Contracts for such taxes.

The Annuity

Eligible Purchasers

Each form of Contract is available for purchase by organizations eligible to maintain the particular type of underlying Plan. The purchaser is responsible for determining its eligibility to maintain any particular type of underlying Plan. Governmental tax-exempt organizations may purchase a Section 457 Contract. State educational organizations and organizations that qualify for tax-exempt status under Code Section 501(c)(3), including associations thereof that qualify for tax-exempt status under Code Section 501(c)(3), are eligible purchasers of 403(b) Contracts. In addition, any organization qualifying as an IRA Contractholder may purchase or hold an IRA Contract. Any type of tax-exempt organization as well as taxed subsidiaries of tax-exempt organizations and taxed stand-alone organizations may purchase a Section 401(a) Contract but generally only non-governmental tax-exempt organizations as well as taxed organizations may purchase a Section 401(k) or an NQDC Contract.

Ownership

The organization purchasing or holding a Contract is the owner of the Contract for the benefit of the Participants. The Contract will cover all eligible Participants under a Plan. Each Participant will receive a certificate at the time his/her first annuity payment becomes payable, or earlier, if required by applicable law. The certificate summarizes the Participant’s benefits under the
15

Contract.

Purchase Payments

The Section 401(a), Section 401(k), Section 457 and NQDC Contracts will accept employer and/or employee contributions pursuant to the terms and conditions of the underlying retirement Plan. As to the Section 403(b) Contract, the employer will make Purchase Payments in accordance with a salary reduction agreement or an agreement to forego a salary increase, except with respect to employer-sponsored Section 403(b) Plans under which the employer will make contributions pursuant to the underlying retirement Plan. In the case of the Section 408 IRA Contract, Purchase Payments will be made by the employer on behalf of and as determined by each participating employee pursuant to a salary reduction agreement or by the Participant. An Accumulation Account will be established for each Participant which will record the number of Units held in each Subaccount. Purchase Payments to the Variable Funds Account may be allocated among any of the Variable Funds Subaccounts.

All Purchase Payments credited to an Accumulation Account are vested and non-forfeitable. However, Purchase Payments made by employers, including all such payments made under a Section 401(a) Contract, which are not the result of a reduction in salary or a give up in salary agreement, under an employer-sponsored Plan may be forfeitable but are generally subject to the vesting requirements, where applicable, of the Employee Retirement Income Security Act of 1974, as amended. In general, all Purchase Payments made to NQDC and Section 457 Contracts may be forfeitable even though partially or fully vested.

Employer-Sponsored Plan Requirements

Since the Contracts are intended to implement the Plans of eligible purchasing organizations and since such Plans may be sponsored by employers or associations who may have their own desires regarding certain Plan details and the manner in which the Plan is to be administered, there will be some variations in details in the Contract and Plan to reflect such desires. Reference to the provisions of the Plan in which the individual is a Participant must be made in all cases for additional information.

Rights of the Participant Under the Contract.  There are no required Purchase Payments to be made under the Contract, and there is no specified limitation on the amount of Purchase Payments that may be so made. Except for the 15 days prior to a Participant’s Annuity Purchase Date during which no Purchase Payments will be accepted by TFLIC, during a Participant’s Accumulation Period Purchase Payments may be made in the amount authorized by the Participant or the terms of the underlying Plan. The Contract permits the Participant to elect his/her Annuity Purchase Date, to allocate Purchase Payments, to redeem all or a portion of the Units in his/her Accumulation Account, to designate beneficiaries, and to elect Fixed Annuity options, except that employer-sponsored Plans may affect these rights.

During a Participant’s Accumulation Period, one’s rights and those of the Contractholder or IRA Contractholder shall be as set forth in the Contract and Plan. On and after the Annuity Purchase Date, or on the Participant’s death, if earlier, all rights, as specified in the Contract and Plan, shall belong to the Participant or beneficiary as the case may be.

Rights Upon Suspension of Contract or Termination of Plan

403(b) Contract

In the event that the making or receipt of all Purchase Payments under certain 403(b) Contracts is discontinued or a Contractholder terminates its Plan or discontinues Purchase Payments for a Participant, TFLIC shall give written notice thereof to the appropriate Participant(s) together with notice of the right of the Participant to elect to have the value of his/her Accumulation Account applied under one of the following options: (1) to be held and distributed by TFLIC in accordance with the terms of the Contract, (2) to be paid to him/her in cash, or (3) in the event of suspension of the Contract or termination of the Plan, to be transferred to an alternate funding agency (e.g., another insurance company). Certain other 403(b) Contracts require the Contractholder, not TFLIC, to give written notice thereof to Participants.

401(a) Contract/401(k) Contract and NQDC Contracts

If the Contractholder terminates its Plan or discontinues Purchase Payments, it is the Contractholder’s responsibility, and not TFLIC’s, to give written notice thereof to the affected Participants. In such cases, the Contractholder shall elect to have the entire balance held under the Contract applied under one of the following options: (1) to be held and distributed by TFLIC in accordance with the terms of the Contract; (2) to be transferred to an alternate funding agency (e.g., another insurance company); or (3) to purchase deferred, paid-up life annuity benefits for Participants.

16

457 and 408(IRA) Contracts

17

If the Contractholder or IRA Contractholder terminates its Plan or discontinues Purchase Payments for a Participant, TFLIC shall give written notice thereof to the appropriate Participant(s) together with notice of the right of the Participant to elect to have the value of his/her Accumulation Account applied under either of the following options: (1) to be held and distributed by TFLIC in accordance with the terms of the Contract or (2) to be paid to him/her in cash, except that, under the terms of certain 457 Contracts, the Contractholder, not TFLIC, shall give notice to affected Participants.

Failure of Qualification

In the event that a Plan, Contractholder or IRA Contractholder or a Participant thereunder becomes ineligible for any previously applicable tax benefits under the Code, TFLIC upon notice thereof shall refuse during the period of such ineligibility to accept Purchase Payments with respect to that Plan or Participant.

Transfers

No transfers may be made between any of the Contracts; however, the following transfers are permissible with respect to each Contract.

401(a), 401(k), 403(b), 457, 408(IRA) and NQDC Contracts

A Participant may transfer all or a portion of his/her Accumulation Account in the Transamerica Variable Funds among the various Subaccounts of that Account. No transfer charges are imposed, and there is no limit to the number of transfers permitted, subject to applicable restrictions designed to prevent market timing activity. While TFLIC has no present intention to do so, TFLIC reserves the right to impose transfer charges at a later date.

Transfers from the Section 403(b), 401(a) and (k) and NQDC Group Fixed Annuity Contracts to a Participant’s Accumulation Account under the Transamerica Variable Funds Contracts may be limited to the Subaccounts which invest in the Balanced II Fund, Large Value Opportunities Fund, Large Core Fund, Large Growth Fund, Small Cap Growth Fund , Small Cap Value Fund, International Equity or Calvert Series Fund.

Certain other restrictions which apply to transfers from the TFLIC Section 403(b), Section 401(a), Section 401(k), NQDC and Section 408(IRA) Group Fixed Annuity Contracts to the Transamerica Variable Funds Contracts are contained in the TFLIC Section 403(b) and Section 401(a) and NQDC and 408(IRA) Group Fixed Annuity Contracts.

Transfers may be made in writing or by telephoning (800) 755-5801. Transfers are effective within 48 hours of receipt of instructions. All Participants should be aware that a transfer authorized by telephone and reasonably believed to be genuine by TFLIC may subject the Participant to risk of loss if such instruction is subsequently found not to be genuine. TFLIC will employ reasonable procedures, including requiring Participants to give certain identification information and tape recording of telephone instructions, to confirm that instructions communicated by telephone are genuine. To the extent that TFLIC fails to use reasonable procedures to verify the genuineness of telephone instructions, TFLIC may be liable for any losses due to telephone instructions that prove to be fraudulent or unauthorized.

Credit and Allocation of Purchase Payments

Each Participant must direct Purchase Payments to the Variable Funds Account. Each Participant must also designate Subaccounts within the Account to which Purchase Payments will be directed. Purchase Payments will be credited to the Subaccounts designated by the Participant in the form of Units. The number of Units credited will not change but the dollar value of a Unit will vary depending upon the investment experience of the Underlying Investment, as appropriate.

Transfers

A Participant may transfer Units back and forth among the various Variable Funds Subaccounts to the extent permitted under the transfer or exchange procedures of any Underlying Investment in which a Variable Funds Subaccount is invested. In any case, no transfer charges are imposed, and there is no limit to the number of transfers, subject to the limitations described in the following section. TFLIC may impose transfer charges at a later date. Transfers may be made in writing or by telephone by calling (800) 755-5801. TFLIC reserves the right to discontinue allowing telephone transfers.

Frequent Allocations of Purchase Payments

18

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a mutual fund’s portfolio by its portfolio manager, increase portfolio transaction costs, and may also have a negative effect on the long term
19

participants in the segregated investment accounts that invest in the underlying mutual funds. For example, in order to handle large flows of cash into and out of the underlying mutual fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment objective. Frequent trading may cause a fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from a fund’s performance. In addition, the return received by long term participants may be reduced when allocations by other participants are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that a fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the fund’s portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the Variable Funds and its long term participants, the Adviser has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Account may limit additional allocations of purchase payments directed to the Account by Participants who are believed by the manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent allocations of purchase payments. For this reason, the Adviser has not adopted any specific restrictions on allocations of purchase payments, but the Account reserves the right to reject any allocation with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Adviser believes to be market timing, the Adviser will seek to block future allocations of purchase payments by that account. Where surveillance of a particular account indicates activity that the Adviser believes could be either abusive or for legitimate purposes, the Account may permit the account holder to justify the activity.

other techniques that may be adopted in the future, may not be effective. Shares of the Account are offered exclusively to fund certain insurance contracts, and insurance companies typically hold shares for a number of insurance contracts in a single account.

As noted above, if the Account is unable to detect and deter trading abuses, the Account’s performance, and its long term Participants, may be harmed. In addition, because the Account has not adopted any specific limitations or restrictions on allocations of purchase payments, Participants may be harmed by the extra costs and portfolio management inefficiencies that result from frequent allocations of purchase payments, even when the allocations are not for abusive purposes. The Account will provide advance notice to Participants and prospective Contractholders of any specific restrictions on allocations of purchase payments that the Account may adopt in the future. Because the Account applies its policies in a discretionary manner, different account holders may be treated differently, which could result in some account holders being able to engage in frequent trading while others bear the costs and effects of that trading.

Additionally, the Account has adopted policies and procedures to prevent the selective release of information about the underlying mutual funds’ portfolio holdings, as such information may be used for market-timing and similar abusive practices. A description of the Accounts’ policies and procedures with respect to the disclosure of portfolio securities is contained in the SAI.

Payment Options

Unless a Fixed Annuity is elected, a Participant will receive a lump sum payment at the end of the Accumulation Period. The Contracts may provide for several Fixed Annuity options: Life Annuity, Life Annuity With Period Certain, Specified Fixed Period Annuity, Contingent Annuity and Contingent Annuity With Period Certain. For NQDC, an installment payment option may also be available.

The Account.  Purchase Payments under the Contracts are allocated to the segregated investment account of Transamerica Financial Life Insurance Company, which has been designated the Transamerica Variable Funds (the “Variable Funds Account”).

Annuity Period

Annuity Payment Options

With respect to Section 403(b), Section 457 and Section 408(IRA) Contracts, unless a Fixed Annuity as described below is elected, payment to the Participant shall be made at the end of his/her Accumulation Period in a lump sum calculated in the same manner as if a total withdrawal request of one’s Accumulation Account had been received by TFLIC on his/her Annuity Purchase Date. See above for “Redemption During the Accumulation Period”. However, Section 401(a), Section 401(k) and NQDC Contracts provide the funding for the Plans and reference to the particular Plan must be made in each case for details.
20

For example, tax-qualified Plans must generally provide by law that in the case of a married Participant who does not properly elect otherwise, retirement annuity benefits will be paid in the form of a contingent annuity with a survivorship annuity benefit for the surviving spouse at least equal to 50% of the amount which would have been payable if the Participant were living. For NQDC Contracts, the employer may also provide for installment payments without the purchase of an annuity.

Annuity Purchase Date

The Annuity Purchase Date is the first day of the month coincident with or following the receipt by TFLIC of written notice, submitted through the Participant’s employer, of the Participant’s retirement (i.e., the termination of employment with his/her employer). Subject to the terms of the Plan, a Participant may elect to retire at any time and receive annuity benefits. As a general rule for Participants in an employer-sponsored plan, benefits must begin by the later of the Participant’s Required Beginning Date or April 1st of the year after the Participant retires, at which time an election to receive an annuity or lump sum benefit must be made.  For IRA Participants, benefits must begin by the Required Beginning Date.. In the case of a beneficiary who elects a Fixed Annuity, the Annuity Purchase Date will be the first day of the month following receipt by TFLIC of the election of a Fixed Annuity; however, if any election is received during the last 15 days of a month, the Annuity Purchase Date will be the first day of the second month after receipt of the election. For Section 408(IRA) Contracts, the Annuity Purchase Date is the date the annuity first begins under the terms of the IRA Contract.

Fixed Annuity

Fixed Annuity payments are not made from the Variable Funds Account, but are made from the general account of TFLIC which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, Fixed Annuity payments and interests in the general account have not been registered under the Securities Act of 1933, as amended, (the “1933 Act”) , nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding Fixed Annuity payments and the general account in this prospectus, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

A Fixed Annuity may not be elected if the initial monthly payment under the form elected would be less than
$20. Fixed Annuity payments will be made monthly unless the annuitant elects to receive payments annually, semi-annually or quarterly. Any such election must be made at the same time that the annuitant elects to receive a Fixed Annuity and cannot be changed during the annuity period. Once a Fixed Annuity takes effect, it may not be redeemed, surrendered or changed to any other form of annuity.

Fixed Annuity Options

The following Fixed Annuity options may be available:

  Life Annuity — Annuity payments will be made during the lifetime of the annuitant. It would be possible for the annuitant to receive no annuity payment if the annuitant died prior to the date of the first annuity payment. Life Annuity With Period Certain — Annuity payments will be made during the lifetime of the annuitant with the guarantee that if the annuitant dies before a period certain elected, the beneficiary will receive payments for the duration of the period. The period certain may be 5, 10, 15 or 20 years.

  Specified Fixed Period Annuity — Annuity payments will be made for a specified fixed period selected by the annuitant. If the annuitant dies during the specified fixed period, the annuity payments for the remainder of the period will be paid to the beneficiary. No annuity payments are made after the expiration of the specified fixed period even if the annuitant survives. The specified fixed period may be for 10, 15, 20, 25 or 30 years.

  Contingent Annuity — Annuity payments will be made during the joint lifetimes of the annuitant and a designated second person (“contingent annuitant”) with payments continued during the remaining lifetime of the contingent annuitant. At the time of electing a contingent annuity, the participant may elect that the annuity payments to the contingent annuitant be made in the same amount paid while both annuitants lived or a lesser percentage (such as 50%) of this amount. For Section 401(a) and/or Section 401(k) Contracts, in the absence of a proper election by the Participant, a contingent annuity with a survivorship annuity benefit for the surviving spouse at least equal to 50% of the amount which would have been payable if the Participant were living will be the normal form of benefit.

21

If the contingent annuitant dies before the first annuity payment to the annuitant, the contingent annuity election will be void and the annuitant will receive a Life Annuity. If the contingent annuitant dies after the first annuity payment to the annuitant, but before the death of the annuitant, annuity payments under the Contingent Annuity election will be made
22

to the annuitant during his/her lifetime. If the annuitant and the contingent annuitant die before the date of the first annuity payment, no annuity payments will be made.

  Contingent Annuity With Period Certain — Annuity payments will be made during the joint lifetimes of the annuitant and a designated second person (“contingent annuitant”). At the time of electing a Contingent Annuity, the participant may elect that the annuity payments to the contingent annuitant be made in the same amount paid while both annuitants lived or a lesser percentage (such as 50%) of this amount. Annuity payments will be made for a period certain of 5, 10, 15 or 20 years. In the event both annuitants die before the end of the period certain, payments will be made to the designated beneficiary for the remainder of the period.

The Life Annuity With Period Certain, the Specified Fixed Period Annuity, and the Contingent Annuity with Period Certain, may only be elected for a number of years that will not exceed an annuitant’s life expectancy. The annuity benefit option elected by the Participant will affect the level of annuity payments the Participant will receive. The longer annuity payments are projected to continue based upon actuarial possibilities, the lower annuity payments will be.

The annuity purchase rates, which is the maximum monthly value payable by annuity for every $100 of account value annuitized, for these Fixed Annuity benefits shall not exceed, during the initial period set forth in the Contract, the maximum rates set forth in the Contract. Thereafter, the annuity purchase rate will be the rate in effect as declared by TFLIC on the Annuity Purchase Date. The guaranteed level of Fixed Annuity payments will be determined based upon (i) a Participant’s Accumulation Account value on the Annuity Purchase Date, (ii) the applicable annuity purchase rate on the Annuity Purchase Date which will reflect the age of the Participant and
(iii) the type of Fixed Annuity option elected.

If there has been a misstatement of the age and/or sex of a Participant, the Participant’s spouse, or another beneficiary, or a misstatement of any other fact relating to the calculation of Fixed Annuity options, then, to the extent permitted by applicable law, the Company reserves the right to make adjustments to any charges, guarantees, or other values under the Contract to reasonably conform to the correct facts.

Payments to a Beneficiary Following the Annuitant’s Death

If any annuity payment is payable to the beneficiary after the death of an annuitant on or after his/her Annuity Purchase Date but during a period certain, it shall be payable as each payment becomes due to the beneficiary. If the benefit is payable to more than one beneficiary, it shall be paid in equal shares to such beneficiaries, the survivors or survivor, unless the annuitant has elected otherwise. Upon the death of the last surviving beneficiary, TFLIC shall pay the commuted value of any remaining payments in a lump sum cash payment to the estate of such last surviving beneficiary in lieu of any further income payments.

The annuitant’s beneficiary may direct in writing to TFLIC that any income payable after the death of the annuitant or contingent annuitant be terminated and a single commuted value be paid to the beneficiary. The commuted values referred to above shall be based upon the value of the payments for the balance of the period certain determined as of the date TFLIC receives written notice of the beneficiary’s election to receive the commuted value on the basis of the interest rate (compounded annually) inherent in the annuity purchase rate applied to provide the annuitant’s Fixed Annuity.

Benefits under the Contract

The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Provides a death benefit to the beneficiary.	Standard	No Charge	Only payable if the Participant dies before the Annuity Purchase Date.

Example: Assuming that the participant has died and has not yet purchased a fixed annuity, the participant’s beneficiary will receive the full account value once the death claim is submitted.

Death Benefit

23

Under Section 403(b), Section 457, and 408(IRA) Contracts, if a Participant dies before the Annuity Purchase Date, the value of his/her Accumulation Account will be paid to the beneficiary in a lump sum or, if the beneficiary is under the age of 75 at the time of the Participant’s death, the beneficiary may elect to have the Accumulation Amount applied to provide a Fixed Annuity.
24

A lump sum payment to some extent may be taxed as ordinary income to the beneficiary in the year received. A beneficiary should consider the possible tax advantages to electing an annuity. Under Section 401(a) and/or Section 401(k) Contracts, however, the underlying tax-qualified Plan is generally required to provide that in the case of a married Participant, a survivorship annuity death benefit will be paid to the surviving spouse if the Participant dies prior to retirement. In each case involving Section 401(a) and/or Section 401(k) Contracts, reference must be made to the underlying Plan for additional information.

If the Participant dies before the Annuity StartDate, his/her entire interest must generally be distributed as follows: (1) if there is no designated beneficiary (for example, the Participant does not name an individual beneficiary or the beneficiary chosen is the Participant’s estate), then it must be fully distributed by the end of the fifth year following the year of death (and if required distributions began prior to the Participant’s death then the remaining balance also must be distributed at least as rapidly as it was during the Participant’s life), (2) if payable to a designated beneficiary (e.g. an individual), then it must be fully distributed by the end of the tenth year following the year of death, or (3) if payable to an eligible designated beneficiary, then the eligible designated beneficiary may elect to have his/her interest distributed over their life  or over a period not extending beyond their life expectancy, beginning within one year after the date of death.  An eligible designated beneficiary includes the Participant’s surviving spouse or minor child, a disabled individual, a chronically ill individual, or an individual who is not more than 10 years younger than the Participant. Certain trusts created for the exclusive benefit of disabled or chronically ill beneficiaries are included.  The Participant’s minor child must still take remaining distributions within 10 years once they reach the age of majority as defined by the IRS.  If the beneficiary is the Participant’s spouse, distributions are not required to be made until the date that would have been the decedent’s Required Beginning Date.. If the spouse dies before distributions begin, the rules discussed above will apply as if the spouse were the Participant (owner).

If a lump sum payment is elected, the Accumulation Account value will be determined on the Valuation Date for the Valuation Period in which a certified copy of the death certificate evidencing the Participant’s death is received by TFLIC. If the beneficiary is under age 75 at the time of the Participant’s death and elects a Fixed Annuity, the Accumulation Account value will be determined on the Valuation Date for the Valuation Period of the beneficiary’s Annuity Purchase Date. For Section 401(a) and/or Section 401(k) and NQDC Contracts, the underlying Plan should be consulted to determine the options available.

For NQDC Contracts, the remaining value will be paid to a designated beneficiary. If no such beneficiary is so designated or in existence, subject to the terms of any underlying Plan the remaining value will be paid in the following order: Participant’s (1) spouse, (2) children, (3) parents, (4) siblings and (5) estate.

For all Contracts except NQDC Contracts, the death benefit is guaranteed to be not less than the total amount of all contributions, less any withdrawals, made by the Participant.

Credit of Purchase Payments

A Participant’s initial Purchase Payment will be credited to the Participant’s Accumulation Account to provide Units as of a Valuation Date for the Valuation Period, not later than (2) two business days after receipt of the Purchase Payment by TFLIC at 440 Mamaroneck Avenue, Harrison, New York 10528, if the contract application and/or Participant’s enrollment form is complete upon receipt, or (2) two business days after an application and/ or enrollment form which is incomplete upon receipt by TFLIC is made complete, provided that if such information is not made complete within five business days after receipt, (i) the prospective Participant will be informed of the reasons for the delay, and (ii) the initial Purchase Payment will be returned immediately and in full, unless the prospective Participant specifically consents to TFLIC retaining the Purchase Payment until such information is made complete. Subsequent Purchase Payments will be credited to the Participant’s Accumulation Account to provide Units as of the Valuation Date for the Valuation Period in which the Purchase Payment is received in good order by TFLIC.

Allocation of Purchase Payments

Upon receipt of a Purchase Payment, it will be credited to the Account and the Subaccount or Subaccounts thereof designated by the Participant in the form of Units. The number of Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount(s) by the Unit value of that Subaccount for the Valuation Date for the Valuation Period on which the Purchase Payment is received. The number of Units shall not be changed by any subsequent change in the value of a Unit, but the dollar allocation value of a Unit will vary in amount depending upon the investment experience of the applicable Subaccount.

Allocation instructions may be changed at any time by providing TFLIC with a correctly completed allocation form. Any change in allocations will be effective within 10 business days following receipt of the allocation form by TFLIC. If an allocation form is incorrectly completed, Purchase Payments will be credited in accordance with the most recent allocation form on record. In
25

the event that no direction is provided by the participant, a payment may be directed to a default investment option selected by the Plan/Contractholder TFLIC reserves the right to limit a Participant’s right to change allocation instructions to four times a calendar year.

Determination of Unit Value

The Variable Funds Subaccounts
The Unit value for a Variable Funds Subaccount for any Valuation Date is determined by subtracting (b) from (a) and dividing the result by (c), where:
  is the aggregate net asset value on the Valuation Date of all investments by the Variable Funds Subaccount in the Underlying Investment in which the Variable Funds Subaccount invests; and
  is the mortality and expense risk charge accrued as of that Valuation Date; and
  is the total number of Units held in the Variable Funds Subaccount on the Valuation Date before the purchase or redemption of any Units on that Date

Redemption During the Accumulation Period

For Section 403(b), Section 457 and Section 408(IRA) Contracts and subject to applicable federal tax law restrictions, a Participant at any time during his/her Accumulation Period and prior to his/her death may redeem all or a portion of the Units credited to the Accumulation Account. There is no redemption charge, and there is no minimum amount that must be surrendered or withdrawn.

The Accumulation Account value redeemed or the Units remaining after a partial redemption will be determined on the Valuation Date for the Valuation Period in which a written request for a redemption on a form approved by TFLIC is received by TFLIC. The Accumulation Account will be reduced by the lesser of the number of Units obtained by dividing the amount of the redemption request by the Unit value for that day or the number of Units remaining in the Accumulation Account.

A full or partial redemption payment will be made within seven days after receipt of the written request. A request for a partial redemption must specify the Subaccount(s) from which the partial withdrawal is to be made. An incomplete form  will be returned to the Participant for further instructions. Payment may be postponed as permitted by the 1940 Act. Currently, deferment is permissible only when the New York Stock Exchange is closed or trading is restricted, when an emergency exists as a result of which disposal of the interests in the Underlying Investment held by Variable Funds Subaccounts is not reasonably practicable or it is not reasonably practicable to determine fairly the value of these assets, or when the SEC has provided for such deferment for the protection of Participants.

A withdrawal will generally have federal income tax consequences which may include penalties. See “Federal Income Tax Status”.

With respect to Section 401(a), Section 401(k) and NQDC Contracts, the ability to withdraw funds during the Accumulation Period is generally more limited. In each instance the underlying Plan document should be consulted to determine what options, if any, are available.

Redemption

A Participant may redeem at any time prior to the time an annuity benefit takes effect and prior to his/her death all or a portion of the Units credited to his/her Accumulation Account without any charge, subject to any limitations in the underlying Plan. There are no redemption charges.

A penalty tax may be payable under the Code upon the redemption of amounts from an Accumulation Account under the Contract and other significant withdrawal restrictions may be imposed by the Code. See “Federal Income Tax Status.”

Loans: Not Available in this Contract

Federal Income Tax Status

The ultimate effect of federal income taxes on payments and on the economic benefit to the Participant, annuitant, payee and beneficiary depends on the tax and employment status of the individual concerned.
26

The discussion which follows on the treatment of TFLIC and of the Contracts under U.S. federal income tax law is general in nature, is based upon TFLIC’s understanding of current federal income tax laws, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax law or of the current interpretations by the Internal Revenue Service. No attempt is made to consider any applicable state or other tax laws. Each Contractholder and Participant contemplating investment in the Contracts should consult a qualified tax adviser.

Tax Treatment of TFLIC

TFLIC is taxed as a life insurance company under the Code. Investment income and gains from the assets of the Variable Funds Account and each Variable Funds Subaccount are reinvested and taken into account in determining the value of the Variable Funds Account and that Variable Funds Subaccount. Under existing federal income tax law, TFLIC is generally entitled to deductions for increases in reserves; those deductions offset any taxable income generated by the Variable Funds Account.

Section 403(b) Annuities

Purchase Payments made under a Contract meeting the requirements of Section 403(b) of the Code afford certain federal income tax benefits to employees of state educational organizations, and organizations which are tax- exempt under Section 501(c)(3) of the Code.

The employer may make contributions to the Contract or the employer may agree with the Participant that in return for employer contributions to the Contract, the Participant will take a reduction in salary or give up a salary increase. The agreement may not be changed with respect to earnings of the Participant while the agreement is in effect. The Participant can only make one agreement with his/her employer during the year, but the Participant may terminate the agreement at any time with respect to amounts not yet earned. No federal income tax is payable by the Participant on increases in the value of his/her Accumulation Account until payments are received by the Participant.

Purchase Payments meeting the requirements of Sections 402(g), Section 403(b) and Section 415 of the Code are not includable in the gross income of the Participant at the time they are made. Under Section 402(g) of the Code, Purchase Payments made under a reduction in salary or a give up in salary increase agreement (“elective deferrals”) are excluded from a Participant’s gross income to the extent of $24,500 for 2026 and $23,500 for 2025 (this limit is currently scheduled to be adjusted annually for inflation). The Section 402(g) limit will be reduced on a dollar for dollar basis by employee pre-tax elective deferrals made by that individual under a Section 401(k) Plan, a simplified employee pension plan, or other tax deferred annuity. All Purchase Payments under a Section 403(b) Contract are subject to the requirements of Section 415 of the Code, which in general limit contributions by or on behalf of a Participant to the lesser of  $72,000 (for 2026)   (an amount subject to indexation for inflation) or 100% of the Participant’s annual compensation. Participants under a Section 403(b) Contract who have attained age 50 may be entitled to exceed the limits of Sections 402(g) and 415 by up to $8,000 for 2026 (an amount to be adjusted annually for inflation) and certain Participants with 15 or more years of service with their Plan sponsor may be eligible for an increase of up to $3,000 per year in the Section 415 limit (subject to a lifetime maximum of $15,000). The availability of the foregoing increases in limits will be subject to and may be limited by the terms of any underlying retirement Plan.

When Fixed Annuity payments commence, or if the Participant obtains a partial or full redemption of the Units credited to his/her Accumulation Account under the Contract, the amount received will be includable as ordinary income in the year received, except that such portion of any amount received as is deemed to represent a return of Purchase Payments originally included as gross income by the Participant will not be taxed. Full redemptions do not qualify for any special tax treatment which might otherwise be applicable to qualified plan lump sum distributions.

However, a Participant may delay including certain distributions in income by making a rollover transfer, subject to requirements set by the Code, to an Individual Retirement Account (or IRA), Section 403(b) annuity or an employer’s Section 401(a)/401(k) Plan or a governmental employer’s Section 457 Plan eligible and willing to accept such a rollover. A Participant may not rollover hardship distributions, distributions part of a series of installments or any required minimum distributions made after their Required Beginning Date, however.

If the Participant receives any amount under the Contract that does not qualify under one of the exceptions listed in the next sentence, the Participant must pay an additional tax of 10% of the amount of the distribution includable in gross income for the taxable year. The additional tax does not apply to distributions which are made on or after the date on which the Participant attains age 59, (2) made to a beneficiary on or after the
27

death of the Participant, (3) attributable to the Participant’s becoming permanently disabled, (4) made in a series of substantially equal periodic payments made for the life (or life expectancy) of the Participant or the joint lives (or joint life
28

expectancies) of the Participant and his beneficiary, (5) made to a Participant after separation of service after attainment of age 55, (6) made to a Participant for medical care (not to exceed the amount deductible by the Participant), (7) paid to alternate payees under a qualified domestic relations order, (8) paid to the IRS pursuant to a levy to collect unpaid taxes, or (9) paid to a terminally ill individual or (10) paid in alignment with some other exception provided by the IRS.

Restrictions on Withdrawals of Elective Contributions.

Any funds in the Participant’s account balance other than funds attributable to assets held at the close of the last year beginning before January 1, 1989 will be restricted from withdrawal except upon attainment of age 59 1/2, severance from employment, death, disability or hardship (hardship withdrawals are to be limited to the amount of the Participant’s own contributions exclusive of earnings). However, any funds in the Participant’s account balance attributable to employer contributions, if any, and the earnings thereon will not be restricted unless specifically provided for by the employer’s plan.

In tax years beginning after 1988, Section 403(b) Plans (other than church plans) will be subject to nondiscrimination and coverage requirements, as well as special rules with respect to minimum distributions.\

Section 401(a) Plans

An employer maintaining a pension or profit sharing Plan which satisfies the requirements of Section 401(a) of the Code may make contributions to the Contract which are generally currently deductible by the employer and are not currently taxed to the Participants. The Code prescribes various limitations on the maximum amount which may be contributed on behalf of any Participant. Generally, annual contributions on behalf of a Participant may not exceed the Section limits, i.e. the lesser of $72,000 for 2025 as indexed or 100% of such Participant’s compensation. In the case of a 401(k) plan, the annual deferral limit for the Participant’s elective contributions under Section 402(g) of the Code is $24,500 for 2026 and $23,500 for 2025 (this limit is currently scheduled to be adjusted annually for inflation). In addition, Participants may make after-tax contributions to the Contract if their Section 401(a) Plan permits subject to the Section 415 limits and Participants who have attained age 50 may be entitled to exceed the dollar limits of Sections 402(g) and 415 by up to $8,000 in 2026 (an amount currently scheduled to be adjusted annually for inflation).The availability of the foregoing increases in limits will be subject to and may be limited by the terms of the underlying Section 401(a) Plan.

When Fixed Annuity payments commence, or if the Participant obtains a partial redemption of the Units credited to his/her Accumulation Account under the Contract, the amount received will be includable as ordinary income in the year received, except that such portion of any amount received as is deemed to represent a return of Participant after-tax Purchase Payments will not be taxed. Full redemptions to participants born before 1936 may qualify for 10 year income averaging (using 1986 tax rates) and/or partial treatment as capital gains for amounts attributable to pre-1974 service if the payment constitutes a “lump sum distribution,” as that term is defined in the Code, and if certain conditions are met.

The rules governing rollovers of distributions from a Section 401(a) Plan are parallel to those dealing with distributions from Section 403(b) annuities. If the Participant receives a direct distribution from the plan, automatic withholding of 20% will be made on the distribution even though it is rendered not currently taxable by the Participant’s subsequent rollover or transfer of the gross amount to an IRA, Section 403(b) annuity or an employer’s Section 401(a)/401(k) Plan or a governmental employer’s Section 457 Plan eligible and willing to accept such a rollover. Alternatively, the Participant may avoid the automatic 20% withholding by directing the plan to transfer the amount involved directly to an IRA, Section 403(b) annuity or an employer’s
Section 401(a)/401(k) Plan or a governmental employer’s Section 457 Plan eligible and willing to accept such a rollover. See “Income Tax Withholding.” In addition, the 10% penalty on premature distributions from
Section 403(b) annuities is also applicable to Section 401(a) Plan distributions.

Section 408 (IRA) Contracts

An individual, participating under a Contract which satisfies the requirements of Section 408 of the Code, may make contributions to the Contract. The Code prescribes various limitations on the maximum amounts which may be contributed by or on behalf of the Participant and on the deductibility of the contributions for federal income tax purposes. A Participant’s total IRA contributions cannot exceed the applicable annual limit per Code Section 219(b)(5), as indexed for cost-of living adjustments ($7,500 for 2026), or the Participant’s taxable compensation for the year. The IRA contribution limit does not apply to rollover contributions or qualified reservist repayments.  If spouses file a joint Federal tax return, then an individual may be able to contribute to an IRA even if he/she did not have taxable compensation as long as their spouse did.  The combined amount of contributions cannot exceed the taxable compensation reported on the joint tax return.

29

No federal income tax is payable by the Participant on increases in the value of his/her Accumulation Account until payments are received by the Participant.  However, “excess contributions” to an IRA are subject to an excise tax of 6% per year as
30

long as the excess amounts remain in the IRA.  An excess IRA contribution can occur by: (1) contributing more than the IRA contribution limit; (2) making a contribution to a traditional IRA after the Participant’s attained the age of their Required Beginning Date; or (3) making an improper rollover contribution to an IRA.  In order to avoid the tax on excess contributions  the Participants must withdraw the excess contribution (along with any income earned on the excess contribution) by the due date of his/her individual income tax return (including extensions).  Note, any earned income on excess contributions that is withdrawn will be subject to income tax.

When Fixed Annuity payments commence, or if the Participant obtains a partial redemption of the Units credited to his/her Accumulation Account under the Contract, the amount received will be includable as ordinary income in the year received, except that such portion of any amount received which is deemed to represent a return of Participant non-deductible Purchase Payments will not be taxed. Full or partial redemptions do not qualify for special capital gains treatment nor 10-year income averaging applicable to certain qualified plan distributions.

Any full or partial redemption will not be includable in ordinary income if the Participant rolls over the distribution within 60 days to an IRA, Section 403(b) annuity or an employer’s Section 401(a)/401(k) Plan or a governmental employer’s Section 457 Plan eligible and willing to accept such a rollover. Only one rollover per year is permitted between IRAs.

If the Participant receives any amount under the Contract prior to attainment of age 59 ½ , the Participant maybe required to pay an additional excise tax of 10% of the amount of the distribution includable in gross income for the taxable year. The additional tax does not apply to distributions which are (1) made to a beneficiary on or after the death of the Participant, (2) attributable to the Participant’s becoming permanently disabled, (3) made in a series of substantially equal periodic payments made for the life (or life expectancy) of the Participant or the joint lives (or joint life expectancies) of the Participant and his/her beneficiary, (4) in amounts not exceeding certain expenses in the year distributed, including deductible medical care expenses, qualified higher education expenses, qualified first-time home buyer costs (subject to a $10,000 maximum) and health insurance premiums paid by persons after receiving at least 12 weeks of unemployment compensation insurance payments, or (5) made in certain other circumstances.

Minimum Distribution Requirements

If the actual distributions from an IRA, Section 403(b) annuity or an employer’s Section 401(a)/401(k) Plan or Section 457 Plan are less than the minimum required to be distributed commencing on the Required Beginning Date in any case other than an IRA distribution and if still employed at that age, the year in which he retires (see “Annuity Purchase Date”) the difference is considered to be an excess accumulation and the IRS may impose a 25% excise tax on this excess amount.

Minimum distributions are also required upon the death of the participant. These required distributions depend on the beneficiary designated under the Plan or IRA and whether the Participant died before or on or after his or her required beginning date.

Section 457 Plans

Section 457 of the Code allows employees of or independent contractors who furnish services to a state or local government or other tax-exempt employer to establish a deferred compensation plan allowing the deferral of certain limited amounts of compensation. Generally, the annual deferral limit is the lesser of $24,500 for 2026 (this limit is currently scheduled to be adjusted annually for inflation) or 100% of the Participant’s includable compensation. Depending on plan terms, Section 457 Plans may also allow additional catch-up contributions in the three years before reaching normal retirement age, after reaching age 50, or both. State and local government includes a state, a political subdivision of a state, any agency or instrumentality of either of them, a tax-exempt rural electric cooperative or its tax-exempt affiliates. All amounts deferred and property bought with those amounts or income earned on those amounts under Section 457 Plans of non-governmental tax-exempt employers must remain the property of the employer and are subject to the claims of its general creditors. The assets of Section 457 Plans of state and local governments must be held in trust for the “exclusive benefit” of the Participants (and their beneficiaries). Distributions from a Section 457 Plan are subject to Section 401(a)(9) of the Code in addition to the rules applicable under Section 457 of the Code and must begin by the Required Beginning Date or, if later, the year in which he retires. Distributions from Section 457 Plans are generally taxable as ordinary income when paid or, in the case of distributions from Section 457 Plans of non-governmental tax-exempt employers, when made available. Distributions may be directly transferred without tax to a Section 457 Plan or, if paid by the Section 457 Plan of a governmental employer, rolled over under the same rules as govern rollovers of distributions from Section 403(b) plans.

Distributions from Section 457 Plans are not subject to the special 10% excise tax for early distribution unless attributable to amounts rolled into that Plan from another type of Plan (such as an employer’s Section 401(a) Plan) the distributions would be subject to the excise tax.

31

Non-Qualified Deferred Compensation Contracts

Taxable employers may establish a non-qualified deferred compensation arrangement funded by non-qualified deferred compensation contracts. Such arrangements include, but are not limited to, excess benefit plans, supplemental executive retirement plans, and plans maintained by an employer primarily for a select group of management or highly compensated employees. Taxable employers for these non-qualified deferred compensation arrangements include corporations, partnerships, S corporations and any of their affiliates or subsidiaries. Contributions are determined on the arrangement’s definition of compensation. All amounts deferred, and any income earned thereon, remain the property of the employer and are subject to the claims of its general creditors, although the employer may place funds in a “rabbi” or “secular” trust. These arrangements can be subject to Code Section 409A, which requires that distributions be made only upon the occurrence of certain events, including separation from service, disability, death, unforeseeable emergency, or at a specified time or pursuant to a fixed schedule. In general, under Code Section 72(u) the annual increase in the value of the annuity contract is currently taxable to the employer. Further, no deduction is available to the employer until paid out. As a general rule, the Participant is subject to taxation upon receipt of the funds. However, if an arrangement fails to comply with Code section 409A, additional interest and income tax may apply to the Participant.Income Tax Withholding.
Unless the Participant or payee elects to have no withholding, the taxable portion of distributions under a Contract will be subject to income tax withholding under federal and certain state laws. TFLIC will notify recipients of taxable distributions under a Contract of their right to elect not to have withholding apply, if available.

Income Tax Withholding

For NQDC Contracts and Section 457 Plans of non-governmental tax-exempt employers, Form W-2 withholding by the employer may be required.

For other Contracts other than under IRAs, mandatory 20% federal income tax withholding applies unless the distributions either are:

  Part of a series of substantially equal periodic payments (at least annually) for the participant’s life or life expectancy, the joint lives or life expectancies of the participant and his/her beneficiary, or a period certain of not less than 10 years, or
  Required by the Code due to the individual reaching their Required Beginning Date , or
  Made on account of hardship.

Such withholding will apply even if the distribution is rolled over into another plan qualified to receive the same, including an IRA. The withholding can be avoided if the participant’s interest is directly transferred to that other plan. A direct transfer to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and penalties unless an equivalent amount is rolled over.
Exchanges
You can generally exchange a nonqualified annuity Contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified contracts directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, You should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this Contract (that person may earn a commission if you buy this Contract through an exchange, transfer or otherwise).
Legal Proceedings

We, like other life insurance companies, are subject to regulatory and legal proceedings, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the Separate Account, on TCL’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.

32

Anti-Money Laundering (AML) and Sanctions

The Company and the Separate Account are subject to laws and regulations designed to combat money laundering and terrorist financing. The Company, on its own behalf and on behalf of the Separate Account, has implemented and operates an anti-money laundering (“AML”) program.  The Company shall not be held liable for any losses that a Participant, Annuitant, or beneficiary may incur as a result of actions taken to prevent suspected violations of AML laws, rules, and regulations.

The Company and the Separate Account are subject to the provisions of various sanctions programs administered and enforced by the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”).  These programs prohibit financial institutions from doing business with certain identified enemies of the United States as set forth in various lists maintained by OFAC.  Depending on the program under which a transaction falls, financial institutions must either (i) reject and report the transaction, or (ii) block the transaction, place the funds or assets in a separate blocked transaction account, and report the matter to OFAC.  In order to comply with OFAC requirements, the Company reviews applicants, Participants, and Annuitants against the OFAC list and stops processing and rejects any transaction from an individual or entity who is listed on the OFAC list.  The Company only accept premium payments that are not subject to sanctions and in United States currency.

If  a Participant or annuitant is subject to sanctions, the Company is required to block access to a Participant’s Contract and hereby refuse to pay any request for partial withdrawals, surrenders, loans, or other distributions until permitted by OFAC.  Further, if additional premium payments are received, we are required under applicable U.S. laws and regulations to place such funds in the blocked account as well.  In addition, the Company may be required to block a beneficiary’s request for payment of death benefit proceeds. Blocking access may include transferring cash value and/or death benefit proceeds to the Fixed Account or money market subaccount until permitted by OFAC. The Company shall not be held liable for any losses that a Participant, Annuitant, or beneficiary may incur as a result of sanctions.

Distribution of the Contracts

TCL will act as the principal underwriter and distributor of the Contracts. TCL or other authorized broker-dealers that enter into an agreement with TCL will perform sales and marketing functions relative to the Contracts which participate in the Variable Funds Account. TCL is a broker-dealer registered with the SEC under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The principal business address of TCL is 1801 California Street, Suite 5200, Denver, CO 80202. The Contracts were wholesaled and distributed by individuals who are registered representatives of TCL and who are also licensed as insurance agents for TFLIC. We have discontinued new sales of the Contracts. TCL authorized its affiliated broker-dealer, Transamerica Investors Securities LLC (“TIS”) to sell the Contracts and also to perform certain distribution functions on behalf of TCL. TIS may also enter into selling agreements with other broker-dealers for the sale of the Contracts.

The Company no longer pays commission compensation on sales of the Contracts.  While commission compensation is not paid, broker-dealers who sell the Contracts may receive the following compensation from TCL, TIS or another affiliated broker-dealer: gifts valued at less than $100 annually, an occasional dinner or ticket to a sporting or entertainment event, or reimbursement in connection with attendance at educational meetings, financial advisor workshops or other events sponsored by TCL, TIS or their affiliates. TCL, TIS or their affiliated broker-dealers may also pay for, or reimburse a selling broker-dealer for, the costs associated with such selling broker-dealer’s marketing and sales force education and training efforts, including costs of national sales and education conferences. In exchange for providing TCL with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates.

Statutory Basis Financial Statements

The statutory basis financial statements for TFLIC, included in the Statement of Additional Information, should be distinguished from the financial statements of Transamerica Variable Funds and should be considered only as bearing on the ability of TFLIC to meet its obligations under the Contracts. The statutory basis financial statements of TFLIC should not be considered as bearing on the investment performance of the assets held in Transamerica Variable Funds.

33

Other Information

Additional Information About the Prospectus. This prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted (including statutory basis financial statements relating to TFLIC) pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC’s principal office in Washington, DC, upon payment of the fees prescribed by the Commission.

  For further information with respect to TFLIC and the Contracts offered by this prospectus, including the Statement of Additional Information (which includes statutory basis financial statements relating to TFLIC), contact TFLIC at its address or phone number set forth on the cover of this prospectus.

  For further information with respect to the Transamerica Funds or Transamerica Asset Management, Inc., including the Funds’ Statement of Additional Information, contact Transamerica Asset Management, Inc. at 1801 California Street, Suite 5200, Denver, CO 80202, or call 1-888-233-4339.

  For further information with respect to the Calvert Series, CVS or Calvert Research and Management, including the Calvert Series’ Statement of Additional Information, contact CVS at 2050 M Street NW, Washington, DC 20036, or call (800) 368-2745.

Householding. The Company may send only a single copy of prospectuses and shareholder reports to Participants residing in the same household in lieu of sending a copy to each individual Participant. A Participant may elect to receive an individual copy of prospectuses and shareholder reports by contacting the Company at its address or phone number set forth on the cover of this prospectus.

Rights Reserved by TFLIC

Subject to compliance with applicable laws and, when required by law, approval of the Contractholders, IRA Contractholders, NQDC Contractholders and/or Participants and any appropriate regulatory authority, TFLIC reserves the right to make the following changes:

  To operate Transamerica Variable Funds in any form permitted under the 1940 Act or in any other form permitted by law;
  To take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act;
  To transfer any assets in a Subaccount to another Subaccount or to one or more Separate Accounts, or to TFLIC’s general account to the extent permitted by law or to add, combine or remove Subaccounts in a Separate Account;
  To substitute, for the interests in an held in any Variable Funds Subaccount, interests in another Underlying Investment or interests in another investment company or any other investment permitted by law; and
  To make any necessary technical changes in the Contracts in order to conform with any of the above- described actions or as may be required or permitted by applicable laws affecting Transamerica Variable Funds or the Contracts.

TFLIC will exercise its right to make any of these changes when, in TFLIC’s judgment, such change is in the best interests of Contractholders and Participants and/or such change is required under applicable law.
Contractholders will be notified of any changes and Participants will be notified of any changes that result in a material change in their Contract or in the investment options thereunder.

Unclaimed or Abandoned Property

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance contracts) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries, and other payees. Such updates should be communicated in a form and manner satisfactory to us.
34

Appendix- Investment Options Available Under the Contract

The following is a list of current Portfolio Companies available under the Contract which are subject to change as discussed in this prospectus. Depending on the Separate Account of your Contract, you may not be able to invest in certain Portfolio Companies. Not  all investment options listed in this prospectus may be available to you. Please refer to your employer’s plan documents for a list of Portfolio Companies that are available in your plan.

More information about each Portfolio Company is available in its prospectuses. The prospectuses, which may be amended from time to time, can be found online at by accessing your account at www.transamerica.com. You can also request this information at no cost by calling our Administrative Office at (800) 755-5801.

The current expenses and performance below reflect fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

The availability of investment options may vary depending on the financial intermediary through which the Contract is sold. In some cases, an option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available, please contact Your financial intermediary or our Administrative Office. See Appendix -Financial Intermediary Variations.

Investment Objective	Underlying Fund Company and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 years	10 years
Seeks to provide a high total investment return.	Transamerica Balanced II-Class I3[4] Sub-Adviser: Aegon USA Investment Management, LLC	0.62%	12.01%	7.51%	8.65%
Seeks to achieve maximum total return.	Transamerica Core Bond-Class I3[2] Sub-Adviser: Aegon USA Investment Management, LLC	0.42%	5.91%	-1.31%	1.10%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Transamerica Government Money Market*-Class I3[1] Sub-Adviser: BlackRock Investment Management, LLC	0.33%	2.84%	2.21%	1.24%
Seeks a high level of current income by investing in high-yield debt securities.	Transamerica High Yield Bond-Class I3[3] Sub-Adviser: Aegon USA Investment Management, LLC	0.61%	7.50%	2.92%	4.63%
Seeks maximum real return, consistent with appreciation of capital.	Transamerica Inflation Opportunities-Class I3[9] Sub-Adviser: PineBridge Investments LLC	0.52%	5.03%	N/A	N/A
35

Seeks maximum long-term total return consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.	Transamerica International Equity-Class I38 Sub-Adviser: Thompson, Siegel & Walmsley LLC	0.76%	31.21%	8.04%	6.67%
Seeks to provide capital appreciation.	Transamerica Large Core ESG-Class I3[6] Sub-Adviser: PineBridge Investments LLC	0.54%	16.43%	13.25%	12.44%
Seeks to maximize long-term growth.	Transamerica Large Growth-Class I3[7] Sub-Adviser: Morgan Stanley Investment Management Inc. and Wellington Management Company LLP	0.71%	17.81%	5.77%	14.62%
Seeks to provide long-term capital appreciation.	Transamerica Large Value Opportunities-Class I3[5] Sub-Adviser: PineBridge Investments LLC	0.50%	8.58%	10.66%	8.31%
Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.	Transamerica Short Term Bond-Class I3[10] Sub-Adviser: Aegon USA Investment Management, LLC and J.P. Morgan Investment Management Inc.	0.42%	4.57%	N/A	N/A
Seeks long-term capital appreciation.	Transamerica Small Cap Growth-Class I3[11] Sub-Adviser: Ranger Investment Management, LP	1.00%	-3.81%	-0.90%	N/A
Seeks long-term capital appreciation.	Transamerica Small Cap Value-Class I3[11] Sub-Adviser: Systematic Financial Management, L.P	0.89%	8.36%	7.22%	N/A
36

Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio-Class I Adviser: Calvert Research and Management	0.65%	10.26%	7.50%	8.68%
*Government Money Market: The 7-Day Yield was 2.30% as of December 31, 2025 The 7-Day Effective Yield was 2.32% as of December 31, 2025
(1) Total returns calculated for any period for the Government Money Market reflect the performance of the Transamerica Partners Government Money Market Portfolio prior to October 13, 2017 and the performance of the Transamerica Government Money Market Fund thereafter.

(2) Effective November 1, 2022, Transamerica Intermediate Bond was renamed Transamerica Core Bond Total returns calculated for any period for the Intermediate Bond reflect the performance of the Transamerica Partners Institutional  Core Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica Intermediate Bond Fund thereafter.

(3) Total returns calculated for any period for the High Yield Bond reflect the performance of the Transamerica Partners High Yield Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica High Yield Bond Fund thereafter.

(4) Total returns calculated for any period for the Balanced II reflect the performance of the Transamerica Partners Balanced Portfolio prior to September 15, 2017 and the performance of the Transamerica Balanced II Fund thereafter.

(5) Total returns calculated for any period for the Large Value Opportunities reflect the performance of the Transamerica Partners Institutional Large Value Portfolio prior to May 5, 2017 and the performance of the Transamerica Large Value Opportunities thereafter.

(6) Effective March 1, 2023, Transamerica Large Core was renamed Transamerica Large Core ESG and the fund’s investment strategy was revised to include an ESG overlay. Total returns calculated for the period from March 10, 2017 to February 28, 2023 reflect the performance of the Transamerica Large Core. Total returns calculated for periods prior to March 17, 2017 reflect the performance of the Transamerica Partners Institutional Large Core Portfolio.

(7) Total returns calculated for any period for the Large Growth reflect the performance of the Transamerica Partners Institutional Large Growth Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Growth Fund thereafter.

(8) Total returns calculated for any period for the International Equity reflect the performance of the Transamerica Partners International Equity Portfolio prior to March 10, 2017 and the performance of the Transamerica International Equity Fund thereafter.

(9) Transamerica Inflation Opportunities was added effective October 27, 2023 and as of December 31, 2025 does not have five or ten year annualized total returns.
(10) Transamerica Short Term Bond was added effective December 12, 2022 and as of December 31, 2025, does not have five or ten year annualized total returns.
(11) Small Cap Growth and Small Cap Value were added effective July 31, 2020, and as of December 31, 2025, do not have ten year annualized total returns.
Note: All Transamerica Fund underlying fund portfolios are advised by Transamerica Asset Management. The entities listed are the sub-advisers unless otherwise indicated.

37

APPENDIX: FINANCIAL INTERMEDIARY VARIATIONS

Transamerica Variable Funds (the “Contract”)

This appendix describes variations in the availability of investment options, Contract benefits, and other Contract features – including restrictions, limitations, and other variations – which are not otherwise described in the prospectus and may apply depending on the broker-dealer through which the Contract is sold.

Please note that there may be other financial intermediary variations not described below or otherwise in the prospectus. For example, your financial intermediary may not recommend a particular Investment Option or benefit to you. Any such other financial intermediary variations are unknown to Transamerica, and due to several factors (e.g., the manner in which financial intermediaries make recommendations, and the terms of our selling agreements), Transamerica does not believe it can obtain information about them without unreasonable effort or expense.

You should discuss with your financial professional any limitations, restrictions, or other variations related to the Investment Options, Policy benefits, or other Policy features that may apply through your financial professional’s broker-dealer. In some cases, an option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available, please contact your financial intermediary or our Administrative Office.

NOT APPLICABLE
38

How To Find Additional Information About Your Contract

The Statement of Additional Information (“SAI”) dated May 1, 2026 for this Contract includes additional information about the Contract and the Separate Account. The SAI has been filed with the SEC and is incorporated into this prospectus by reference. The SAI includes additional information about Transamerica and the Separate Account.

For a free paper copy of the SAI, to request other information about the Contracts, and to make investor inquiries, call us at our administrative office at (800) 755-5801 (Monday – Friday from 8:30 a.m.  – 7:00 p.m.  Eastern time), or by writing us at our mailing address at Transamerica, 6400 C Street SW, Cedar Rapids, IA 52499-0001.

Reports and other information about us and the Separate Account are available on the SEC’s website at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov.

EDGAR Contract Identifier No. is # C0000916943

39

Statement of Additional Information
Group Variable Annuity Contracts
Issued By
Transamerica Variable Funds
and
Transamerica Financial Life Insurance Company
440 Mamaroneck Avenue, Harrison, NY 10528
(800) 755-5801
This Statement of Additional Information (“SAI”) is NOT a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2026, and supplemented from time to time (the “Prospectus”), for the Group Variable Annuity Contracts issued by Transamerica Financial Life Insurance Company (“TFLIC”) which invest in Transamerica Variable Funds (the “Variable Funds Account” or “Account”). The Prospectus is available, at no charge, by writing TFLIC at 440 Mamaroneck Avenue, Harrison, New York 10528 or by calling (800) 755-5801.
Dated: May 1, 2026

Information about US

Transamerica Financial Life Insurance Company

Transamerica Financial Life Insurance Company (TFLIC) was incorporated under the laws of the State of New York on October 3, 1947 and is licensed in all states and the District of Columbia. We are located at 440 Mamaroneck Avenue, Harrison, New York 10528

We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon Ltd., the securities of which are publicly traded. Aegon Ltd. a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

TFLIC holds the assets of the separate account physically segregated and apart from the general account All obligations arising under the contracts, including the promise to make annuity payments are general corporate obligations of ours and subject to our claims paying ability. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the contracts.

Transamerica  Variable Funds Subaccounts

The Transamerica Variable Funds Account (“Variable Funds Account”), 440 Mamaroneck Avenue, Harrison, New York, was established by the Company on November 30, 1993, and is a unit investment trust registered with the SEC under the 1940 Act (the “1940 Act”) and operating under New York law. The Variable Funds Account has underlying investments which are managed by Transamerica Asset Management, Inc. (“TAM”), except the Calvert Series Subaccount which invests in the Calvert VP SRI Balanced Portfolio, a mutual fund managed by Calvert Research and Management.

 Non-Principal Risks of Investing in the Contract

CYBER SECURITY (continued from “Principal Risks” section of the Prospectus)

OPPORTUNITIES and CHALLENGES

The increasing digitalization of the financial services landscape has intensified the financial and reputational risk presented by cybersecurity threats. As our business becomes more technology driven and our digital reliance increases, we become a greater target for cybercriminals, and more vulnerable to threats such as ransomware attacks.

What Transamerica is doing
2

Transamerica maintains a well-documented information security program which is based on ISO 27000 series and incorporates aspects of COBIT, NIST, SANS, as well as other industry-recognized frameworks and standards. The program is designed to protect the infrastructure, information systems, and the information in Transamerica’s systems from unauthorized access, use, or other malicious acts by enabling the organization to identify risks, implement appropriate protections, and detect and respond to cybersecurity events. Transamerica has established strong security policies, procedures, guidelines, and standards that are reviewed regularly for compliance with applicable laws, regulations, and alignment with industry standards. Our cybersecurity program covers aspects of security management: data handling and classification; access controls and identity management; business continuity and disaster recovery; configuration management; asset management; risk assessment; data disposal; information security incident response; system operations; vulnerability and patch management; system, application, and network security and monitoring; systems and application development and performance; physical and environmental controls; data privacy; vendor and third- party service provider management; consistent use of multi-factor authentication; cybersecurity awareness training; and encryption.

We continue to take steps to strengthen our information security program, infrastructure, and ability to respond to cyberattacks, for example, by further developing our information security teams and strengthening controls. Transamerica’s Risk Management teams also periodically assess known potential cyber risk factors, together with the first line functions such as the Security Operations Center, with known trends or material incidents reported to Transamerica’s Management and Supervisory Boards as necessary.

OVERVIEW

Information security and privacy regulation Transamerica’s businesses are regulated with respect to information security, data breach response, privacy, and data use at both the federal and state levels. At the federal level, various Transamerica companies are subject to the Gramm-Leach-Bliley Act (GLBA), the Fair Credit Reporting Act (FCRA), and the Health Insurance Portability and Accountability Act (HIPAA), amongst other laws. At the state level, Departments of Insurance and Financial Services typically administer a series of privacy and information security laws, guidances, and regulations that impact several Transamerica businesses. New York Department of Financial Services Rule 500 (NYDFS Rule 500) amended its Part 500 Cybersecurity Rules to adopt heightened information security requirements in relation to areas such as cybersecurity governance, cybersecurity risk assessments, and incident reporting with staggered compliance dates with the last one ending in Nov of 2025. In addition, in recent years numerous state legislatures have passed or have attempted to pass additional, more broad-based general consumer privacy laws, such as the California Consumer Privacy Act. Additional laws and regulations with respect to these topics are also anticipated to be promulgated and to go into effect in the coming years, and they may be administered by new or different state agencies or by the offices of state Attorneys General. The White House, SEC, and other regulators have also increased their focus on companies’ cybersecurity vulnerabilities and risks, including in relation to third-party service providers.  The SEC adopted the Cybersecurity Risk Management, Strategy, Governance, and Incident Disclosure by Public Companies in 2023 (the “Rule”). The Rule enhances and standardizes disclosures for public companies with regard to their cybersecurity risk strategy, management, and governance. The Rule also requires the reporting of a cybersecurity incident within four business days of determining that an incident is deemed material. In 2024, the SEC also amended Regulation S- P, the implementing regulation for GLBA applicable to broker-dealers, investment companies, registered investment advisers, and transfer agents. The Amendments include new requirements related to incident response programs, customer notifications of data breaches, service provider oversight, and other related matters. In September 2024, the Department of Labor (DOL) released an update to its 2021 cybersecurity guidance for plan sponsors, fiduciaries, recordkeepers and plan participants. This guidance has now been updated to confirm that the agency’s 2021 guidance generally applies to ERISA-covered employee benefit plans, including health and welfare plans.

Operational Risks A computer system failure or security breach of Transamerica’s IT systems or that of critical third parties may disrupt Transamerica’s business, damage Transamerica’s reputation and adversely affect Transamerica’s results of operations, financial condition, and cash flows.

Transamerica relies heavily on computer and information systems and internet and network connectivity (collectively, “IT systems”) to conduct a large portion of its business operations. This includes the need to implement procedures designed to securely store, process, transmit and dispose of confidential information, including personal information, through a number of complex systems. In many cases this also includes transmission and processing to or through customers, business partners, (semi-) governmental agencies and third-party service providers.  Computer system failures, cyber-crime attacks, or security or data privacy breaches may materially disrupt Transamerica’s business operations, damage Transamerica’s reputation, result in regulatory and litigation exposure, investigation and remediation costs, and materially and adversely affect Transamerica’s results of operations, financial condition and cash flows.

3

The information security risk that Transamerica faces includes the risk of malicious outside forces using public networks and other methods, including social engineering and the exploitation of targeted offline processes, to attack Transamerica’s systems and information and potentially demand ransom. It also includes inside threats, both malicious and accidental. For example, human error, bugs and vulnerabilities that may exist in Transamerica’s systems or software, unauthorized user activity, and lack of sufficiently automated processing or sufficient logging and monitoring can result in improper information exposure or failure or delayed detection of such activity in a timely manner. Transamerica also faces risk in this area due to its reliance in many cases on third-party systems, any of which may face cyber and information security risks of their own. Third-party administrators or distribution partners used by Transamerica or its subsidiaries may not adequately secure their own IT systems or may not adequately keep pace with the dynamic changes in this area. Potential bad actors that target Transamerica and applicable third parties may include, but are not limited to, criminal organizations, foreign government bodies, political factions, and others.

In recent years, information security risk has increased due to a number of developments in how information systems are used, not only by companies such as Transamerica, but also by society in general. Threats have increased in frequency and magnitude, and are expected to continue to increase, as criminals and other bad actors become more organized and employ more sophisticated techniques. At the same time companies increasingly make information systems and data available through the internet, mobile devices or other network connections to customers, employees and business partners, thereby expanding the attack surface that bad actors can potentially exploit. Transamerica also faces increased cybersecurity risks due to the number of Transamerica’s and Transamerica’s service providers’ and partners’ employees who are working remotely, which creates additional opportunities for cybercriminals to launch social engineering attacks and exploit vulnerabilities in non-corporate IT environments. The White House, SEC and other regulators have also increased their focus on cybersecurity vulnerabilities and risks.

Large financial institutions such as and including Transamerica have been, and will continue to be, subject to information security attacks. The nature of these attacks will also continue to be unpredictable, and in many cases, may arise from circumstances that are beyond Transamerica’s control. Attackers are also increasingly using tools and techniques that are specifically designed to circumvent controls, to evade detection and even to remove or obfuscate forensic evidence. As a result, Transamerica may be unable to timely or effectively detect, identify, contain, investigate or remediate IT systems in response to future cyberattacks. Especially if and to the extent Transamerica fails to adequately invest in defensive infrastructure, timely response capabilities, technology, controls and processes, or to effectively execute against its information security strategy, it may suffer material adverse consequences.  Transamerica maintains cyber liability insurance to help decrease the financial impact of cyber-attacks and information security events, subject to the terms and conditions of the policy; however, such insurance may not be sufficient to cover applicable losses that Transamerica may suffer.

A breach of data privacy or security obligations may disrupt Transamerica’s business, damage Transamerica’s reputation and adversely affect financial conditions and results of operations. Pursuant to applicable laws, various government and semi-governmental and other administrative bodies have established numerous rules protecting the privacy and security of personal information and other confidential or sensitive information held by Transamerica. Notably, certain of Transamerica’s businesses are subject to laws and regulations enacted by US federal and state governments and/or various regulatory organizations relating to the privacy and/or information security of the information of customers, employees or others.
Numerous other legislators and regulators with jurisdiction over Transamerica’s businesses are considering or have already enacted enhanced information security risk management and privacy laws and regulations, with the overall number and scope of such laws and regulations continuing to increase year over year. A number of Transamerica companies are also subject to contractual restrictions with respect to the use and handling of the sensitive information of Transamerica’s clients and business partners.  Transamerica, and its employees, third-party providers and business partners have access to, and routinely process, the personal information of consumers and employees.

Transamerica relies on a large number of processes and controls to protect the confidentiality, integrity and availability of personal information and other confidential information that is accessible to, or in the possession of, Transamerica, its systems, employees and business partners. It is possible that Transamerica or its third parties could, intentionally or unintentionally, inappropriately disclose or misuse personal or confidential information. Transamerica’s data or data in its possession could also be the subject of an unauthorized information security attack. If Transamerica fails to maintain adequate processes and controls or if Transamerica or its business partners fail to comply with relevant laws and regulations, policies and procedures, misappropriation or intentional or unintentional inappropriate disclosure or misuse of personal information or other confidential information could occur. Such control inadequacies or non-compliance could cause disrupted operations and misstated or unreliable financial data, materially damage Transamerica’s reputation or lead to increased regulatory scrutiny or civil or criminal penalties or (class action) litigation, which, in turn, could have a material adverse effect on Transamerica’s business, financial condition and results of operations.
4

In addition, Transamerica analyzes personal information and customer data to better manage its business, subject to applicable laws and regulations and other restrictions. It is possible that additional regulatory or other restrictions regarding the use of such information may be imposed. Additional privacy and information security obligations have been imposed by various governments with jurisdiction over Transamerica or its subsidiaries in recent years, and more similar obligations are likely to be imposed in the near future across Transamerica’s operations. Such restrictions and obligations could have material impacts on Transamerica’s business, financial conditions and results of operations.

In order to supplement the description in the prospectus, the following provides additional information about us and the policy, which may be of interest to a prospective purchaser.

Market Risks

The market prices  of a fund’s securities or  other assets may go up or down,  sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic,  and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the fund’s securities and  assets fall,  the value of your investment will go down. A fund may experience a substantial or complete loss on any individual security or asset.
In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread.
Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a fund’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including a fund’s securities.
The  pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in extreme volatility in the financial markets, a domestic and global economic downturn, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains  and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. The domestic and global economic downturn may be prolonged. The pandemic may result in domestic and foreign political and social instability, damage to diplomatic and international trade relations, and continued volatility and/or decreased liquidity in the securities markets. Developing or emerging market countries may be more impacted by the pandemic.
The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, are taking  extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by pushing interest rates to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact a fund’s performance.
Europe. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or
5

central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. On January 31, 2020, the United Kingdom withdrew from the European Union, commonly referred to as “Brexit.” Following a transition period, the United Kingdom’s post-Brexit trade agreement with the European Union passed into law in December 2020 and went into effect on January 1, 2021. There is significant market uncertainty regarding Brexit’s ramifications. The range and potential implications of possible political, regulatory, economic, and market outcomes cannot be fully known but could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. The United Kingdom has one of the largest economies in Europe and is a major trading partner with the other European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, as well as a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European economies but also the broader global economy could be significant. Moreover, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. The Ukraine has experienced ongoing military conflict; this conflict may expand and military conflicts could potentially occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not a fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a fund’s investments due to the interconnected nature of the global economy and capital markets.
For each of the Transamerica Funds, TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations to the Funds.
TAM is directly owned by Transamerica Life Insurance Company (“TLIC”) (77%) and AUSA Holding, LLC (“AUSA”) (23%), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TLIC is wholly owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Expense Limitation

TAM has entered into an expense limitation agreement with the Trust on behalf of certain funds, pursuant to which TAM has agreed to implement an expense cap to limit the ordinary operating expenses of one or more share classes of those funds. The expense caps and waived fees and/or reimbursed expenses exclude, as applicable, acquired fund fees and expenses, as applicable, unless otherwise noted in the prospectus, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, and other expenses not incurred in the ordinary course of the relevant fund’s business. TAM is permitted to recapture amounts waived and/or reimbursed to a class of a fund during the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class, but only if, after such recapture, the class’s expense ratio does not exceed the current expense cap or any other lower limit then in effect for the class. These recapture arrangements may be limited or terminated under certain circumstances. The expense limitation agreement continues automatically for one-year terms unless TAM provides written notice to the Trust prior to the end of the then-current term. In addition, the agreement will terminate automatically upon termination of the Management Agreement.

In addition, TAM or any of its affiliates, in addition to any contractual expense limitation arrangements in effect from time to time, may voluntarily waive fees and/or reimburse expenses of one or more classes of Transamerica Government Money Market to such level(s) as the Trust’s officers may reasonably determine from time to time in an effort to prevent the fund’s yield from falling below zero. Any such waiver or expense reimbursement may be discontinued by TAM or its affiliates at any time. TAM is entitled to reimbursement by the applicable class(es) of the fund of any amounts so waived and/or reimbursed by TAM or any of its affiliates during the previous 36 months so long as the reimbursement does not cause the class’s effective daily yield to be negative. Any reimbursement of amounts voluntarily waived and/or reimbursed may result in the class’s expenses exceeding the contractual expense cap for the class. TAM or its affiliates may request that financial intermediaries reduce or waive amounts payable to those intermediaries with respect to services rendered to Transamerica Government Money Market or its shareholders, and those reductions or waivers may reduce the amounts waived and/or reimbursed by TAM under the contractual and/or voluntary waiver arrangements with respect to the fund. There is no guarantee that Transamerica Government Money Market will be able to prevent a negative yield.
6

Transamerica (or their affiliates), out of their past profits and other available sources, provide cash payments or non-cash compensation to brokers and other financial intermediaries to promote the distribution of Variable Funds Account and Other Accounts or the variable insurance contracts that invest in certain Other Accounts. These arrangements are sometimes referred to as “revenue sharing” arrangements. The amount of revenue sharing payments is substantial and may be substantial to any given recipient. The presence of these payments and the basis on which an intermediary compensates its registered representatives or salespersons may
7

create an incentive for a particular intermediary, registered representative or salesperson to highlight, feature or recommend Variable Funds Account or Other Accounts, at least in part, based on the level of compensation paid. Revenue sharing payments benefit Transamerica to the extent the payments result in more assets being invested in Variable Funds Account and Other Accounts on which fees are being charged. Certain fund sub-advisers (or their affiliates) make revenue sharing payments to Transamerica in connection with investments by holders of variable insurance contracts and other retirement products in funds advised by the sub-adviser (or its affiliates)that are offered in Transamerica insurance and retirement products. Certain sub-advisers have funds that are offered in these products which make Rule 12b-1 and/or other payments to Transamerica. Certain fund sub-advisers (or their affiliates) also make revenue sharing payments to Transamerica for their participation in functions, events and meetings sponsored by Transamerica. These payments present certain conflicts of interest and may provide a disincentive for TAM to recommend the termination of such sub-advisers.
Certain Other Accounts are offered as investment options through variable insurance contracts and other retirement products offered and sold by Transamerica insurance companies. TAM also acts as an investment manager with respect to an asset allocation program offered for use in certain variable insurance contracts issued by Transamerica insurance companies. The performance of the Other Accounts and/or asset allocation models impacts Transamerica’s financial exposure under guarantees that the Transamerica insurance companies provide as issuers of the variable insurance contracts. TAM’s investment decisions and the design of the applicable funds and Other Accounts may be influenced by these factors. For example, fund or Other Account being managed or designed in a more conservative fashion may help reduce potential losses and/or mitigate financial risks to the Transamerica insurance companies that provide the guarantees, and facilitate the provision of those guaranteed benefits, including by making more predictable the costs of the guarantees and by reducing the capital needed to provide them. In addition, certain asset allocation models may include Other Accounts as investment options, and Transamerica will receive more revenue if TAM selects such Other Accounts to be included in the models.
TAM serves as investment advisor to and is responsible for all aspects of the day-to-day investment advice and management of certain funds and Other Accounts  which operate as funds of funds and asset allocation accounts that invest in affiliated underlying investments and/or Other Accounts, and TAM is subject to conflicts of interest in allocating the funds of fund’s  assets among the underlying fund or Other Accounts. For certain funds and Other Accounts that operate as funds of funds, TAM has hired a sub adviser or portfolio construction manager and is subject to conflicts of interest in connection with the selection and allocation by the sub-adviser or portfolio construction manager of the assets of the fund of funds or Other Account. TAM has designed certain funds and Other Accounts that operate as funds of funds where only affiliated funds are underlying investment options. This means that TAM or the fund of funds’ sub-adviser or portfolio construction managers, as applicable, does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for these funds and Other Accounts. Transamerica will receive more revenue when it or a sub-adviser or portfolio construction manager selects an affiliated fund rather than an unaffiliated fund for inclusion in a fund of funds. This conflict may provide an incentive for TAM to include affiliated funds as investment options for funds of funds and, when making the underlying fund selections, to cause investments by funds of funds in affiliated funds that perform less well than unaffiliated funds. The inclusion of affiliated funds will also permit TAM and/or the sub-adviser to make increased revenue sharing payments, including to Transamerica. TAM has an incentive for a fund or Other Account’s assets to be allocated to those underlying investments or Other Accounts for which the net management fees payable to TAM are higher than the fees payable by other underlying investments or Other Accounts or to those underlying investments or Other Accounts for which an affiliate of TAM serves as the sub-adviser. TAM also has an incentive for a fund or Other Account’s assets to be allocated subscale underlying investments or Other Accounts to provide scale and reduce amounts waived and/or reimbursed by TAM to maintain applicable expense caps. Sub-advisers to certain funds or funds and certain funds or funds that are Other Accounts also have conflicts of interest in allocating the funds of funds’ assets among underlying investments, including where the sub-adviser acts as investment adviser or sub-adviser to available underlying investments. TAM Compliance monitors allocation changes by the funds of funds.
TAM may have a financial incentive to implement certain changes to Variable Funds Account or Other Accounts. TAM may, from time to time, recommend a change in sub-adviser or a fund combination. Transamerica will benefit to the extent that an affiliated sub-adviser replaces an unaffiliated sub-adviser or additional assets are combined into a fund or Other Account having a higher management or advisory fee payable to TAM and/or that is sub-advised by an affiliate of TAM. TAM will also benefit to the extent that it replaces a sub-adviser with a new sub-adviser with a lower sub-advisory fee. Any recommendation to the Board concerning the appointment of or continued service of an affiliated sub-adviser for a fund or a fund combination, is subject to TAM’s fiduciary duty to act in the best interests of a fund and its shareholders. Moreover, TAM’s “manager of managers” exemptive order from the SEC requires shareholder approval of any sub-advisory agreement appointing an affiliated sub-adviser as the sub-adviser to a fund (in the case of a new fund, the initial sole shareholder of the fund, typically an affiliate of Transamerica, may provide this approval).
The aggregation of assets of multiple funds or Other Accounts for purposes of calculating breakpoints in sub-advisory fees based on the level of assets allocated to a sub-adviser across funds and/or Other Accounts or otherwise, as applicable, give rise to actual, potential and/or perceived conflicts of interest that could disadvantage the funds and their shareholders.

8

Such aggregation of assets may create incentives for TAM to select sub-advisers, or allocate additional assets to a sub-adviser, where the selection or allocation may serve to lower a sub-advisory fee and possibly increase the management fee retained by TAM and
9

provides a disincentive for TAM to recommend the termination of a sub-adviser from a fund if the termination will cause the sub-advisory fee payable by TAM to increase on a fund and/or Other Account that aggregates its assets with the fund or if the assets of the fund are counted as part of a sub-advisory fee discount arrangement. TAM is a fiduciary for shareholders in the funds and must act in their best interests. As a fiduciary, TAM must put the interests of the funds ahead of its own interests (or the interests of its affiliates), and must conduct the affairs of the funds as would prudent and experienced money managers. Any decision by TAM to recommend the hiring, retention or termination of a sub-adviser for a fund to the fund’s Board and, if required, fund shareholders/investors, must serve the interests of shareholders in that fund without taking into account any potential benefit or harm to any other fund or Other Account or Transamerica .

Sale of Contracts/Principal Underwriter
Transamerica Capital, LLC. (“TCL”) (formerly Transamerica Capital, Inc.), which is an affiliate of TFLIC, is the principal underwriter and distributor of the Contracts which were sold by registered representatives who were also licensed insurance agents of TFLIC. We have discontinued new sales of the Contracts.  TCL is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority.

TCL will not receive underwriting commissions. Registration as a broker-dealer does not mean that the SEC has passed upon the financial standing, fitness or conduct of any broker or dealer, or upon the merits of any security offering or upon any other matter relating to the business of any broker or dealer.

Custodian
State Street, located at One Iron Street, Boston, MA 02110, serves as the Trust’s custodian. State Street, among other things, maintains a custody account or accounts in the name of each underlying investment, receives and delivers all assets for the underlying investments upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the underlying investments and makes disbursements on behalf of the underlying investments. State Street neither determines the underlying investments’ investment policies nor decides which securities the Portfolios will buy or sell. For its services, State Street receives a monthly fee based upon the daily average market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. The Portfolios may also periodically enter into arrangements with other qualified custodians with respect to certain types of securities or other transactions such as repurchase agreements or derivatives transactions.

Purchase, Redemption and Pricing of Shares
Unit Value Determination
TFLIC determines the unit value of each Subaccount each day on which the New York Stock Exchange (“NYSE”) is open for business. The unit value is not determined in days when the NYSE is closed. This daily determination of unit value is made as of the close of regular trading on the NYSE, currently 4:00 p.m., New York time unless the NYSE closes earlier, by dividing the total assets of a Subaccount less all of its liabilities, by the total number of units outstanding at the time the determination is made. Purchases and redemptions will be effected at the time of determination of unit value next following the receipt of any purchase or redemption order deemed to be in good order.

Units of each Variable Funds Subaccount are valued based upon the valuation of the securities held by the corresponding Underlying Investment in which the assets of the particular Variable Funds Subaccount are invested. Therefore, the valuation of units of the Variable Funds Subaccounts depends on the valuation policies of the Underlying Investments.

Historical Performance Data

Money Market Yields
We may from time to time disclose the current annualized yield of the money market Subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects:
10

(i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.

Where
NCS	=
The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

ES	=	Per unit expenses of the Subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a contract, the yield for the money market Subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. We may also disclose the effective yield of the money market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.

Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

Where
NCS
=
The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of one Subaccount unit.
ES
=
Per unit expenses of the Subaccount for the 7-day period.
UV
=
The unit value on the first day of the 7-day period.

The yield on amounts held in the money market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

Total Returns

We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using Subaccount unit values which we calculate on each Business Day based on the performance of the Separate Account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. The total return will then be calculated according to the following formula.

P (1 + T)N = ERV
Where:

11

T ERV P N	= = = =
The average annual total return net of Subaccount recurring charges.
The ending redeemable value of the hypothetical account at the end of the period.
A hypothetical initial payment of $1,000.
The number of years in the period.

Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.

We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.

CTR = (ERV / P)-1
Where:
CTR ERV P	= = = = =
The cumulative total return net of Subaccount recurring charges for the period.
The ending redeemable value of the hypothetical investment at the end of the period.
A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.
12

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular Subaccount commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the various portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of contract charges that are currently in effect.

Services
We perform administrative services for the contracts. These services include issuance of the contracts, maintenance of records concerning the contracts, and certain valuation services.

Independent Registered Public Accounting Firm

The statutory-basis financial statements and supplementary information of Transamerica Financial Life Insurance Company as of December 31, 2025 and December 31, 2024, and for each of the two years in the period ended December 31, 2025, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditor, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.
The statutory basis financial statements and supplementary information of Transamerica Financial Life Insurance Company for the year in the period ended December 31, 2023 have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
The financial statements of Transamerica Variable Funds appearing herein have been audited by Ernst & Young LLP, independent registered public accounting firm, and have been included in reliance on their report given on their authority as experts in accounting and auditing.

Financial Statements

The financial statements of the Transamerica Variable Funds and the statutory basis financial statements of TFLIC are included in Part B of this Registration Statement.

The statutory basis financial statements of TFLIC should be considered only as bearing upon the ability of TFLIC to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in Transamerica Variable Funds.

Requesting Documents. You may request a free copy of any or all of the information incorporated by reference into the Prospectus and/or SAI (other than exhibits not specifically incorporated by reference into the text of such documents). Please direct any oral or written requests for such documents to our Administrative and Service Office at:

6400 C Street SW
Cedar Rapids, IA 52499
Telephone: (800) 755-5801

13

FINANCIAL STATEMENTS
TRANSAMERICA VARIABLE FUNDS

Report of Independent Registered Public Accounting Firm

To the Contractholders of Transamerica Variable Funds and the Board of Directors of Transamerica Financial Life Insurance Company.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Government Money Market, Short-Term Bond, Inflation Opportunities, Core Bond, High Yield Bond, Balanced II, Large Value Opportunities, Large Core ESG, Large Growth, Small Cap Growth, Small Cap Value, International Equity, and Calvert (collectively referred to as the “Subaccounts”) (thirteen of the subaccounts constituting Transamerica Variable Funds (“TVF”)) as of December 31, 2025, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Subaccounts (thirteen of the subaccounts constituting Transamerica Variable Funds) at December 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts comprising Transamerica Variable Funds	Statement of operations	Statements of changes in net assets	Financial highlights
Government Money Market Core Bond High Yield Bond Balanced II Large Value Opportunities Large Core ESG Large Growth Small Cap Growth Small Cap Value International Equity Calvert	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the five years in the period ended December 31, 2025
Short-Term Bond	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the three years in the period ended December 31, 2025, and the period from December 12, 2022 (commencement of operations) through December 31, 2022
Inflation Opportunities	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the two years in the period ended December 31, 2025 and the period from October 30, 2023 (commencement of operations) through December 31, 2023

Basis for Opinion

These financial statements are the responsibility of TVF’s management. Our responsibility is to express an opinion on each of the Subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to TVF in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. TVF is not required to have, nor were we engaged to perform, an audit of TVF’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of TVF’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the TVF’s auditor since 2010.

 Boston, Massachusetts
March 6, 2026

TRANSAMERICA VARIABLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
At December 31, 2025

	Government					High
	Money	Short-Term	Inflation		Core	Yield
	Market	Bond	Opportunities		Bond	Bond
Assets:
Investment in mutual fund, at net asset value	$21,955,213	$5,930,896	$10,433,466		$17,537,269	$2,567,157
Receivable for investment sold	12,991	18,123	15,427		24,696	-
Receivable for units sold	1,109	412	718		338	629
Dividends receivable	69,824	22,422	-		66,100	15,518
Total assets	22,039,137	5,971,853	10,449,611		17,628,403	2,583,304
Liabilities:
Payable for investment purchased	69,824	22,422	-		66,100	16,068
Payable for units redeemed	14,100	18,536	16,145		25,034	79
Accrued mortality and expense risk fees	28,390	5,946	10,459		17,526	2,510
Total liabilities	112,314	46,904	26,604		108,660	18,657
Net assets attributable to annuity contractholders	$21,926,823	$5,924,949	$10,423,007	#	$17,519,743	$2,564,647
Accumulation units	919,057	520,712	926,412		351,492	56,620
Unit value	$23.86	$11.38	$11.25		$49.84	$45.30
Investment in mutual fund:
Cost	$21,955,213	$5,748,643	$9,835,908		$17,078,379	$2,464,152
Number of shares	21,955,213	597,873	1,061,390		2,015,778	309,669

The notes to the financial statements are an integral part of this report.

 TRANSAMERICA VARIABLE FUNDS
 STATEMENTS OF ASSETS AND LIABILITIES (continued)
At December 31, 2025

		Large
		Value	Large	Large
	Balanced II	Opportunities	Core ESG	Growth
Assets:
Investment in mutual fund, at net asset value	$43,039,895	$117,879,833	$114,091,205	$233,984,749
Receivable for investment sold	-	54,062	10,474	5,650
Receivable for units sold	1,957	3,960	6,322	6,796
Dividends receivable	-	-	-	-
Total assets	43,041,852	117,937,855	114,108,001	233,997,195
Liabilities:
Payable for investment purchased	684	-	-	-
Payable for units redeemed	1,273	58,022	16,796	12,446
Accrued mortality and expense risk fees	43,171	117,675	114,433	238,608
Total liabilities	45,128	175,697	131,229	251,054
Net assets attributable to annuity contractholders	$42,996,724	$117,762,158	$113,976,772	$233,746,141
Accumulation units	305,015	677,904	810,166	656,347
Unit value	$140.97	$173.72	$140.68	$356.13
Investment in mutual fund:
Cost.	$47,063,429	$123,541,328	$108,299,442	$270,706,290
Number of shares	4,274,071	13,395,436	10,177,628	19,829,216

The notes to the financial statements are an integral part of this report.

2

 TRANSAMERICA VARIABLE FUNDS
 STATEMENTS OF ASSETS AND LIABILITIES (continued)
At December 31, 2025

	Small	Small
	Cap	Cap		International
	Growth	Value		Equity	Calvert
Assets:
Investment in mutual fund, at net asset value	$2,779,495	$2,795,099		$34,764,825	$9,641,226
Receivable for investment sold	-	-		4,072	516
Receivable for units sold	439	190		2,673	362
Dividends receivable	-	-		-	-
Total assets	2,779,934	2,795,289		34,771,570	9,642,104
Liabilities:
Payable for investment purchased	411	190		-	-
Payable for units redeemed	28	-	*	6,745	878
Accrued mortality and expense risk fees	2,810	2,770		34,325	9,708
Total liabilities	3,249	2,960		41,070	10,586
Net assets attributable to annuity contractholders	$2,776,685	$2,792,329		$34,730,500	$9,631,518
Accumulation units	236,387	147,178		890,827	101,887
Unit value	$11.75	$18.97		$38.99	$94.53
Investment in mutual fund:
Cost	$3,222,701	$3,049,492		$25,059,395	$7,917,702
Number of shares	524,433	540,638		1,381,201	3,382,886

The notes to the financial statements are an integral part of this report.

3

TRANSAMERICA VARIABLE FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Government				High
	Money	Short-Term	Inflation	Core	Yield
	Market	Bond	Opportunities	Bond	Bond
Investment income:
Dividend income	$894,488	$270,584	$424,807	$770,732	$173,420
Expenses:
Mortality and expense risk fees	251,951	68,287	115,355	197,345	27,213
Total expenses	251,951	68,287	115,355	197,345	27,213
Net investment income (loss)	642,537	202,297	309,452	573,387	146,207
Net realized and unrealized gains (losses) on investment:
Net realized gains (losses) on investment	-	35,781	80,244	29,417	21,012
Realized capital gain distributions	-	-	-	-	-
Net change in unrealized appreciation (depreciation) on investment	-	39,871	126,125	429,331	10,250
Net realized and unrealized gains (losses) on investment	-	75,652	206,369	458,748	31,262
Net increase (decrease) in net assets resulting from operations	$642,537	$277,949	$515,821	$1,032,135	$177,469

The notes to the financial statements are an integral part of this report.

4

TRANSAMERICA VARIABLE FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Year Ended December 31, 2025
		Large
		Value	Large	Large
	Balanced II	Opportunities	Core ESG	Growth

Investment income:
Dividend income	$816,977	$7,601,399	$3,000,029	$5,563,935
Expenses:
Mortality and expense risk fees	463,778	1,337,094	1,205,445	2,507,735
Total expenses	463,778	1,337,094	1,205,445	2,507,735
Net investment income (loss)	353,199	6,264,305	1,794,584	3,056,200
Net realized and unrealized gains (losses) on investment:
Net realized gains (losses) on investment	854,627	1,495,891	1,408,393	7,037,909
Realized capital gain distributions	9,733,750	8,522,985	13,155,246	57,503,817
Net change in unrealized appreciation (depreciation) on investment	(6,162,677)	(6,294,943)	470,213	(30,230,630)
Net realized and unrealized gains (losses) on investment	4,425,700	3,723,933	15,033,852	34,311,096
Net increase (decrease) in net assets resulting from operations	$4,778,899	$9,988,238	$16,828,436	$37,367,296

The notes to the financial statements are an integral part of this report.

5

TRANSAMERICA VARIABLE FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Year Ended December 31, 2025

	Small	Small
	Cap	Cap	International
	Growth	Value	Equity	Calvert
Investment income:
Dividend income	$-	$39,863	$1,295,465	$154,969
Expenses:
Mortality and expense risk fees	32,012	28,628	356,288	108,805
Total expenses	32,012	28,628	356,288	108,805
Net investment income (loss)	(32,012)	11,235	939,177	46,164
Net realized and unrealized gains (losses) on investment:
Net realized gains (losses) on investment	(2,100)	(178,843)	1,431,648	513,278
Realized capital gain distributions	358,398	101,357	1,211,298	508,339
Net change in unrealized appreciation (depreciation) on investment	(453,974)	259,699	5,159,135	(133,727)
Net realized and unrealized gains (losses) on investment	(97,676)	182,213	7,802,081	887,890
Net increase (decrease) in net assets resulting from operations	$(129,688)	$193,448	$8,741,258	$934,054

The notes to the financial statements are an integral part of this report.

6

TRANSAMERICA VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Government				High
	Money	Short-Term	Inflation	Core	Yield
	Market	Bond	Opportunities	Bond	Bond
From operations:
Net investment income (loss)	$642,537	$202,297	$309,452	$573,387	$146,207
Net realized gains (losses) from investment	-	35,781	80,244	29,417	21,012
Realized capital gain distributions	-	-	-	-	-
Net change in unrealized appreciation (depreciation) on investment	-	39,871	126,125	429,331	10,250
Net increase (decrease) in net assets resulting from operations	642,537	277,949	515,821	1,032,135	177,469
From unit transactions:
Units sold	2,052,083	293,702	717,676	1,021,453	249,058
Units redeemed	(4,549,404)	(1,175,411)	(1,351,803)	(3,033,405)	(398,682)
Net decrease in net assets resulting from unit transactions	(2,497,321)	(881,709)	(634,127)	(2,011,952)	(149,624)
Total increase (decrease) in net assets	(1,854,784)	(603,760)	(118,306)	(979,817)	27,845
Net assets:
Beginning of year	23,781,607	6,528,709	10,541,313	18,499,560	2,536,802
End of year	$21,926,823	$5,924,949	$10,423,007	$17,519,743	$2,564,647
Units outstanding beginning of year	1,025,104	600,006	984,029	393,101	60,207
Units sold	87,409	26,518	64,741	21,231	5,716
Units redeemed	(193,456)	(105,812)	(122,358)	(62,840)	(9,303)
Units outstanding end of year	919,057	520,712	926,412	351,492	56,620

 The notes to the financial statements are an integral part of this report.

7

TRANSAMERICA VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the Year Ended December 31, 2025
		Large
		Value	Large	Large
	Balanced II	Opportunities	Core ESG	Growth
From operations:
Net investment income (loss)	$353,199	$6,264,305	$1,794,584	$3,056,200
Net realized gains (losses) from investment	854,627	1,495,891	1,408,393	7,037,909
Realized capital gain distributions	9,733,750	8,522,985	13,155,246	57,503,817
Net change in unrealized appreciation (depreciation) on investment	(6,162,677)	(6,294,943)	470,213	(30,230,630)
Net increase (decrease) in net assets resulting from operations	4,778,899	9,988,238	16,828,436	37,367,296
From unit transactions:
Units sold	1,516,536	3,535,085	2,451,904	3,641,305
Units redeemed	(5,709,812)	(21,565,850)	(15,044,893)	(29,726,869)
Net decrease in net assets resulting from unit transactions	(4,193,276)	(18,030,765)	(12,592,989)	(26,085,564)
Total increase (decrease) in net assets	585,623	(8,042,527)	4,235,447	11,281,732
Net assets:
Beginning of year	42,411,101	125,804,685	109,741,325	222,464,409
End of year	$42,996,724	$117,762,158	$113,976,772	$233,746,141
Units outstanding beginning of year	337,003	786,306	908,193	735,950
Units sold	11,756	21,539	19,610	11,548
Units redeemed	(43,744)	(129,941)	(117,637)	(91,151)
Units outstanding end of year	305,015	677,904	810,166	656,347

The notes to the financial statements are an integral part of this report.

8

TRANSAMERICA VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the Year Ended December 31, 2025
	Small	Small
	Cap	Cap	International
	Growth	Value	Equity	Calvert
From operations:
Net investment income (loss)	$(32,012)	$11,235	$939,177	$46,164
Net realized gains (losses) from investment	(2,100)	(178,843)	1,431,648	513,278
Realized capital gain distributions	358,398	101,357	1,211,298	508,339
Net change in unrealized appreciation (depreciation) on investment	(453,974)	259,699	5,159,135	(133,727)
Net increase (decrease) in net assets resulting from operations	(129,688)	193,448	8,741,258	934,054
From unit transactions:
Units sold	358,567	341,226	1,087,612	916,146
Units redeemed	(576,664)	(504,186)	(4,995,090)	(2,230,921)
Net decrease in net assets resulting from unit transactions	(218,097)	(162,960)	(3,907,478)	(1,314,775)
Total increase (decrease) in net assets	(347,785)	30,488	4,833,780	(380,721)
Net assets:
Beginning of year	3,124,470	2,761,841	29,896,720	10,012,239
End of year	$2,776,685	$2,792,329	$34,730,500	$9,631,518
Units outstanding beginning of year	255,869	157,746	1,006,134	116,781
Units sold	30,576	19,580	31,405	10,586
Units redeemed	(50,058)	(30,148)	(146,712)	(25,480)
Units outstanding end of year	236,387	147,178	890,827	101,887

The notes to the financial statements are an integral part of this report.

9

TRANSAMERICA VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024
	Government				High
	Money	Short-Term	Inflation	Core	Yield
	Market	Bond	Opportunities	Bond	Bond
From operations:
Net investment income (loss)	$913,935	$223,665	$178,800	$753,358	$147,855
Net realized gains (losses) from investment	-	32,448	118,838	(1,749,143)	53,593
Realized capital gain distributions	-	-	-	-	-
Net change in unrealized appreciation (depreciation) on investment	-	17,738	(152,847)	1,082,999	(21,860)
Net increase in net assets resulting from operations	913,935	273,851	144,791	87,214	179,588
From unit transactions:
Units sold	2,080,126	633,197	415,236	1,420,178	1,012,211
Units redeemed	(3,644,676)	(1,480,712)	(2,219,079)	(7,830,954)	(1,204,879)
Net increase (decrease) in net assets resulting from unit transactions	(1,564,550)	(847,515)	(1,803,843)	(6,410,776)	(192,668)
Total increase (decrease) in net assets	(650,615)	(573,664)	(1,659,052)	(6,323,562)	(13,080)
Net assets:
Beginning of year	24,432,222	7,102,373	12,200,365	24,823,122	2,549,882
End of year	$23,781,607	$6,528,709	$10,541,313	$18,499,560	$2,536,802
Units outstanding beginning of year	1,093,885	679,032	1,152,510	528,899	64,456
Units sold	90,903	59,023	39,066	30,182	25,228
Units redeemed	(159,684)	(138,049)	(207,547)	(165,980)	(29,477)
Units outstanding end of year	1,025,104	600,006	984,029	393,101	60,207

 The notes to the financial statements are an integral part of this report.

10

TRANSAMERICA VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the Year Ended December 31, 2024
		Large
		Value	Large	Large
	Balanced II	Opportunities	Core ESG	Growth
From operations:
Net investment income (loss)	$1,092,424	$10,737,113	$6,351,964	$(2,356,796)
Net realized gains (losses) from investment	1,292,758	2,937,018	4,733,189	13,842,446
Realized capital gain distributions	4,296,229	12,751,372	13,894,465	39,889,711
Net change in unrealized appreciation (depreciation) on investment	(1,185,414)	(3,341,507)	(3,008,018)	17,061,973
Net increase in net assets resulting from operations	5,495,997	23,083,996	21,971,600	68,437,334

From unit transactions:
Units sold	1,705,513	2,838,658	4,139,517	3,238,612
Units redeemed	(6,109,337)	(32,782,687)	(21,580,031)	(56,782,640)
Net increase (decrease) in net assets resulting from unit transactions	(4,403,824)	(29,944,029)	(17,440,514)	(53,544,028)

Total increase (decrease) in net assets	1,092,173	(6,860,033)	4,531,086	14,893,306

Net assets:
Beginning of year	41,318,928	132,664,718	105,210,239	207,571,103
End of year	$42,411,101	$125,804,685	$109,741,325	$222,464,409

Units outstanding beginning of year	373,266	975,131	1,056,428	933,488
Units sold	14,358	18,436	36,624	12,870
Units redeemed	(50,621)	(207,261)	(184,859)	(210,408)
Units outstanding end of year	337,003	786,306	908,193	735,950

 The notes to the financial statements are an integral part of this report.

11

TRANSAMERICA VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the Year Ended December 31, 2024
	Small	Small
	Cap	Cap	International
	Growth	Value	Equity	Calvert
From operations:
Net investment income (loss)	$(33,902)	$21,956	$392,690	$62,095
Net realized gains (losses) from investment	54,917	(22,185)	1,488,937	361,822
Realized capital gain distributions	348,161	550,922	98,599	179,221
Net change in unrealized appreciation (depreciation) on investment	(217,573)	(261,799)	(775,665)	1,090,514
Net increase in net assets resulting from operations	151,603	288,894	1,204,561	1,693,652
From unit transactions:
Units sold	547,341	503,407	1,066,906	426,965
Units redeemed	(478,171)	(428,789)	(10,608,238)	(1,821,084)
Net increase (decrease) in net assets resulting from unit transactions	69,170	74,618	(9,541,332)	(1,394,119)
Total increase (decrease) in net assets	220,773	363,512	(8,336,771)	299,533
Net assets:
Beginning of year	2,903,697	2,398,329	38,233,491	9,712,706
End of year	$3,124,470	$2,761,841	$29,896,720	$10,012,239
Units outstanding beginning of year	249,620	152,541	1,319,097	134,039
Units sold	45,544	29,853	35,292	5,323
Units redeemed	(39,295)	(24,648)	(348,255)	(22,581)
Units outstanding end of year	255,869	157,746	1,006,134	116,781

 The notes to the financial statements are an integral part of this report.

12

TRANSAMERICA VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

For an accumulation unit outstanding throughout the period/year:

		Income (Loss) from Investment Operations						Ratios to Average Net Assets ©
			Net Realized and Unrealized Gains (Losses) on Investment	Total Income (Loss) from Investment Operations							Net Investment Income (Loss) (Net of Reimbursements)
		Net Investment Income (Loss) (a)			Unit Value, End of Period/Year
	Unit Value Beginning of Period/Year					Net Assets, End of Period/Year			Net Expenses, (Net of Reimbursements)
For the Period/Year Ended							Total Return (b)	Gross Expenses				Portfolio Turnover

Government Money Market
12/31/2025	$23.2	$0.66	$0	$0.66	$23.86	$21,926,823	2.81%	1.1%	1.1%		2.81%	11
12/31/2024	22.34	0.86	0	0.86	23.2	23,781,607	3.9	1.1	1.1		3.8	12
12/31/2023	21.54	0.79	0.01	0.8	22.34	24,432,222	3.65	1.1	1.1		3.61	11
12/31/2022	21.4	0.14	0	0.14	21.54	26,186,757	0.7	1.1	0.66	(d)	0.64	135
12/31/2021	21.39	0.01	0	0.01	21.4	27,724,240	0.03	1.1	0.23	(e)	0.03	12

Short-Term Bond
12/31/2025	10.88	0.36	0.14	0.5	11.38	5,924,949	4.57	1.1	1.1		3.26	8
12/31/2024	10.46	0.34	0.08	0.42	10.88	6,528,709	4.05	1.1	1.1		3.23	12
12/31/2023	10	0.26	0.2	0.46	10.46	7,102,373	4.54	1.1	1.1		2.58	11
12/31/2022 ^	10	0.01	(0.01)	-	10	7,461,348	-	1.1	1.1		1.83	-

Inflation Opportunities
12/31/2025	10.71	0.33	0.21	0.54	11.25	10,423,007	5.03	1.1	1.1		2.95	8
12/31/2024	10.59	0.17	(0.05)	0.12	10.71	10,541,313	1.19	1.1	1.1		1.55	4
12/31/2023 ^^	10	0.04	0.55	0.59	10.59	12,200,365	5.86	1.1	1.1		2.32	6

Core Bond
12/31/2025	47.06	1.55	1.23	2.78	49.84	17,519,743	5.91	1.1	1.1		3.2	8
12/31/2024	46.93	1.54	(1.41)	0.13	47.06	18,499,560	0.29	1.1	1.1		3.28	9
12/31/2023	44.8	1.37	0.76	2.13	46.93	24,823,122	4.74	1.1	1.1		3.03	16
12/31/2022	52.16	0.75	(8.11)	(7.36)	44.8	25,124,401	(14.11)	1.1	1.1		1.6	46
12/31/2021	53.23	0.39	(1.46)	(1.07)	52.16	33,368,079	(2.02)	1.1	1.1		0.75	9

High Yield Bond
12/31/2025	42.13	2.57	0.6	3.17	45.3	2,564,647	7.5	1.1	1.1		5.91	16
12/31/2024	39.56	2.22	0.35	2.57	42.13	2,536,802	6.54	1.1	1.1		5.45	43
12/31/2023	36.1	1.78	1.68	3.46	39.56	2,549,882	9.56	1.1	1.1		4.76	10
12/31/2022	41.19	1.6	(6.69)	(5.09)	36.1	2,467,638	(12.36)	1.1	1.1		4.25	108
12/31/2021	39.22	1.4	0.57	1.97	41.19	3,334,868	5.03	1.1	1.1		3.47	11

Balanced II
12/31/2025	125.85	1.1	14.02	15.12	140.97	42,996,724	12.01	1.1	1.1		0.84	13
12/31/2024	110.7	3.06	12.09	15.15	125.85	42,411,101	13.69	1.1	1.1		2.55	14
12/31/2023	94.23	0.91	15.56	16.47	110.7	41,318,928	17.48	1.1	1.1		0.9	5
12/31/2022	113.63	0.46	(19.86)	(19.4)	94.23	39,194,492	(17.08)	1.1	1.1		0.46	7
12/31/2021	98.14	0.79	14.7	15.49	113.63	52,774,251	15.78	1.1	1.1		0.75	11

The notes to the financial statements are an integral part of this report.

13

TRANSAMERICA VARIABLE FUNDS
FINANCIAL HIGHLIGHTS (Continued)

For an accumulation unit outstanding throughout the period/year:

		Income (Loss) from Investment Operations

								Ratios to Average Net Assets (c)
			Net Realized and Unrealized Gains (Losses) on Investment	Total Income (Loss) from Investment Operations						Net Investment Income (Loss) (Net of Reimbursements)
		Net Investment Income (Loss) (a)			Unit Value, End of Period/Year
	Unit Value Beginning of Period/Year					Net Assets, End of Period/Year			Net Expenses (Net of Reimbursements)
For the Period/Year Ended							Total Return (b)				Portfolio Turnover
								Gross Expenses

Large Value Opportunities
12/31/2025	$159.99	$8.53	$5.2	$13.73	$173.72	$117,762,158	8.58%	1.1%	1.1%	5.15%	13%
12/31/2024	136.05	11.67	12.27	23.94	159.99	125,804,685	17.6	1.1	1.1	7.69	19
12/31/2023	127.07	1.21	7.77	8.98	136.05	132,664,718	7.07	1.1	1.1	0.94	3
12/31/2022	133.4	1.13	(7.46)	(6.33)	127.07	134,843,348	(4.73)	1.1	1.1	0.89	16
12/31/2021	104.67	9.93	18.8	28.73	133.4	157,339,828	27.46	1.1	1.1	8.22	17

Large Core ESG
12/31/2025	120.83	2.08	17.77	19.85	140.68	113,976,772	16.43	1.1	1.1	1.64	14
12/31/2024	99.59	6.29	14.95	21.24	120.83	109,741,325	21.33	1.1	1.1	5.58	18
12/31/2023	79.91	0.05	19.63	19.68	99.59	105,210,239	24.63	1.1	1.1	0.05	8
12/31/2022	96.9	0.1	(17.09)	(16.99)	79.91	94,049,048	(17.53)	1.1	1.1	0.12	7
12/31/2021	75.51	3.63	17.76	21.39	96.9	123,889,813	28.33	1.1	1.1	4.21	13

Large Growth
12/31/2025	302.28	4.4	49.45	53.85	356.13	233,746,141	17.81	1.1	1.1	1.34	13
12/31/2024	222.36	(2.74)	82.66	79.92	302.28	222,464,409	35.94	1.1	1.1	(1.1)	19
12/31/2023	156.53	(2.08)	67.91	65.83	222.36	207,571,103	42.06	1.1	1.1	(1.1)	-	(f)
12/31/2022	292.59	(2.16)	(133.9)	(136.06)	156.53	159,771,542	(46.5)	1.1	1.1	(1.1)	5
12/31/2021	269	1.43	22.16	23.59	292.59	324,424,963	8.77	1.1	1.1	0.49	15

Small Cap Growth
12/31/2025	12.21	(0.13)	(0.33)	(0.46)	11.75	2,776,685	(3.81)	1.1	1.1	(1.1)	18
12/31/2024	11.63	(0.13)	0.71	0.58	12.21	3,124,470	4.97	1.1	1.1	(1.1)	15
12/31/2023	9.79	(0.12)	1.96	1.84	11.63	2,903,697	18.77	1.1	1.1	(1.1)	18
12/31/2022	14.32	(0.12)	(4.41)	(4.53)	9.79	2,450,842	(31.63)	1.1	1.1	(1.1)	140
12/31/2021	12.29	0.1	1.93	2.03	14.32	3,452,687	16.55	1.1	1.1	0.7	14

Small Cap Value
12/31/2025	17.51	0.07	1.39	1.46	18.97	2,792,329	8.36	1.1	1.1	0.43	17
12/31/2024	15.72	0.14	1.65	1.79	17.51	2,761,841	11.36	1.1	1.1	0.84	16
12/31/2023	14.61	0.29	0.82	1.11	15.72	2,398,329	7.6	1.1	1.1	1.95	9
12/31/2022	16.96	0.13	(2.48)	(2.35)	14.61	2,319,940	(13.88)	1.1	1.1	0.83	137
12/31/2021	13.39	4.51	(0.94)	3.57	16.96	3,338,071	26.61	1.1	1.1	28.26	30

International Equity
12/31/2025	29.71	1	8.28	9.28	38.99	34,730,500	31.21	1.1	1.1	2.9	9
12/31/2024	28.98	0.32	0.41	0.73	29.71	29,896,720	2.52	1.1	1.1	1.06	4
12/31/2023	25.23	0.57	3.18	3.75	28.98	38,233,491	14.9	1.1	1.1	2.09	4
12/31/2022	29.67	(0.01)	(4.43)	(4.44)	25.23	36,223,606	(14.96)	1.1	1.1	(0.06)	26
12/31/2021	26.48	0.68	2.51	3.19	29.67	47,346,858	12.05	1.1	1.1	2.36	7

Calvert
12/31/2025	85.74	0.41	8.38	8.79	94.53	9,631,518	10.25	1.1	1.1	0.47	14
14

12/31/2024	72.46	0.49	12.79	13.28	85.74	10,012,239	18.32	1.1	1.1	0.61	6
12/31/2023	62.71	0.32	9.43	9.75	72.46	9,712,706	15.55	1.1	1.1	0.47	4
12/31/2022	74.97	0.67	(12.93)	(12.26)	62.71	9,064,067	(16.35)	1.1	1.1	1.01	13
12/31/2021	65.84	0.27	8.86	9.13	74.97	12,883,589	13.87	1.1	1.1	0.38	6
^ Commencement of Operations was December 12, 2022. Total return and portfolio turnover are not annualized.
^^ Commencement of Operations was October 30, 2023. Total return and portfolio turnover are not annualized.
(a) Calculated based upon average units outstanding.
(b) Actual return presented may differ from calculated return due to rounding of unit value for financial statement purposes.
(c) Ratios exclude expenses incurred by the Underlying Fund or Calvert VP SRI Balanced Portfolio.
(d) Expenses waived to sustain a positive yield had an impact of 0.44%.
(e) Expenses waived to sustain a positive yield had an impact of 0.87%.
(f) Amount rounds to less than 1.

 The notes to the financial statements are an integral part of this report.

15

NOTES TO FINANCIAL STATEMENTS
TRANSAMERICA VARIABLE FUNDS

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Variable Funds (individually, a “Subaccount” and collectively, “TVF”) is a separate investment account established on November 30, 1993, by Transamerica Financial Life Insurance Company (“TFLIC”). TFLIC is incorporated under the laws of the State of New York and is a wholly owned indirect subsidiary of Transamerica Corporation, which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. Transamerica Corporation is indirectly owned by Aegon Ltd., the securities of which are publicly traded. Aegon Ltd., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

TVF operates as a unit investment trust under the Investment Company Act of 1940, as amended. TVF holds assets that are segregated from all of TFLIC’s other assets and, at present, is used as an investment vehicle under certain tax-deferred annuity contracts issued by TFLIC to fund retirement plans maintained by certain not-for-profit and other organizations ("Group Plans").  TFLIC is the legal holder of the assets in TVF.

There are currently thirteen Subaccounts within TVF which are available to contract holders of Group Plans. Each Subaccount operates as a “fund of fund”, and with the exception of the Calvert Subaccount, invests all of its investable assets in a corresponding series of Transamerica Funds (the “Trust”). The Calvert Subaccount invests in the Calvert VP SRI Balanced Portfolio (the “Calvert Portfolio”), a series of Calvert Variable Series, Inc. The shareholder reports of the Trust and the Calvert Portfolio (collectively, the “Underlying Funds”), including the Schedules of Investments, should be read in conjunction with TVF’s financial statements.

Subaccount	Underlying Fund
Government Money Market (1)	Transamerica Government Money Market, Class I3
Short-Term Bond (2)	Transamerica Short-Term Bond, Class I3
Inflation Opportunities (3)	Transamerica Inflation Opportunities, Class I3
Core Bond (1)(4)	Transamerica Core Bond, Class I3
High Yield Bond (1)	Transamerica High Yield Bond, Class I3
Balanced II (1)	Transamerica Balanced II, Class I3
Large Value Opportunities (1)	Transamerica Large Value Opportunities, Class I3
Large Core ESG (1)(5)	Transamerica Large Core ESG, Class I3
Large Growth (1)	Transamerica Large Growth, Class I3
Small Cap Value (6)	Transamerica Small Cap Value, Class I3
Small Cap Growth (6)	Transamerica Small Cap Growth, Class I3
International Equity (1)	Transamerica International Equity, Class I3
Calvert (1)	Calvert VP SRI Balanced Portfolio

(1)     Commencement of operations was August 18, 1994.
(2)     Commencement of operations was December 12, 2022.
(3)     Commencement of Operations was October 30, 2023.
(4)     Effective November 1, 2022, name changed from Intermediate Bond to Core Bond.
(5)     Effective March 1, 2023, name changed from Large Core to Large Core ESG.
(6)     Commencement of operations was August 1, 2020.

From time to time, TVF may have a concentration of several contractholders holding a significant percentage of shares outstanding.  Investment activities of these contractholders could have a material impact on TVF.

16

NOTES TO FINANCIAL STATEMENTS (Continued)
TRANSAMERICA VARIABLE FUNDS

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

In preparing the Subaccounts’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The Subaccounts apply investment company accounting and reporting guidance Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by TVF.

Security Transactions, Investment Income, and Expenses: Security transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the basis of identified cost. Dividend income and realized capital gain distributions from the investment are recorded on the ex-dividend date.

In addition to an asset-based fee assessed to the Subaccounts, each Subaccount will indirectly bear the fees and expenses reflected in the corresponding Underlying Fund’s unit value.

Distributions to Contractholders: The net investment income, if any, and realized and unrealized gains and losses earned by each Subaccount are accumulated and reinvested in the Subaccount, rather than distributed or allocated to the contractholders.

Contributions and Withdrawals: The unit value of each Subaccount is determined as of the close of the New York Stock Exchange (the “NYSE”) each day the NYSE is open for business. Participants may contribute to or withdraw from the Subaccounts at the stated unit value on a particular day based upon the terms described in the prospectus.

Federal Income Taxes: The operations of TVF form a part of, and are taxed with, the operations of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). TVF is not considered a separate legal entity for federal or state tax purposes. TFLIC does not expect, based upon current tax law, to incur any income tax upon the earnings or realized or unrealized capital gains attributable to TVF. Based upon this expectation, no charges are currently being deducted from TVF for federal income tax purposes. TFLIC identifies its major tax jurisdictions as US Federal, all fifty states and the District of Columbia.

TVF recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  If applicable, TVF recognizes interest accrued related to unrecognized tax liabilities and related penalties as “tax expense” on the Statements of Operations. Management has evaluated TVF’s tax positions taken for all open tax years 2022-2024 which remain subject to examination, as 2025 has not yet been filed, and has concluded that no provision for income tax is required in TVF’s financial statements.

Indemnification: In the normal course of business, TVF enters into contracts that contain a variety of representations that provide general indemnifications. TVF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against TVF and/or its affiliates that have not yet occurred.  However, based on experience, TVF expects the risk of loss to be remote.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The values of the Subaccounts’ investments in the Trust and in the Calvert Portfolio are valued at the net asset value per share at the close of business of the NYSE, each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. A description of the portfolio valuation policy for the Underlying Funds can be found in the notes to the Underlying Funds’ financial statements. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three Levels of inputs are:

17

NOTES TO FINANCIAL STATEMENTS (Continued)
TRANSAMERICA VARIABLE FUNDS

NOTE 2. SECURITY VALUATIONS (continued)

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1 that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs, which may include management’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-
traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurement: The investment companies are valued at the net asset value as reported by the underlying investment company, where the net asset value has been calculated in a manner consistent with ASC 946, as a practical expedient. These investment companies are not included within the fair value hierarchy. There are no Level 2 or Level 3 investments held as of December 31, 2025 and during the year then ended.

NOTE 3. FEES AND RELATED PARTY TRANSACTIONS

All Subaccounts, except the Calvert Subaccount, purchase shares of a series of the Trust.  The unit value of each series of the Trust reflects the investment management fee charged by Transamerica Asset Management, Inc. (“TAM”), the investment manager of the Trust, which provides investment advice and related services to the Trust.  TAM is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON Ltd.  TLIC is owned by Commonwealth General Corporation (“Commonwealth”).  Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by AEGON International B.V., which is wholly owned by AEGON Ltd., a Bermuda exempted company with liability limited by shares (formerly AEGON NV, a Netherlands corporation) and a publicly traded international insurance group.

TFLIC reserves the right to deduct an annual contract charge from a participant’s account to reimburse TFLIC for administrative expenses relating to the maintenance of the group variable annuity contracts.  TFLIC has no present intention to impose such a charge but may do so in the future. Any such annual charge will not exceed $50.

NOTE 3. FEES AND RELATED PARTY TRANSACTIONS (continued)

Daily charges to TVF for mortality and expense risk fees assumed by TFLIC were computed at an annual rate of 1.10%; however, TFLIC reserves the right to charge maximum fees of 1.25% of daily average net assets upon written notice.

18

NOTES TO FINANCIAL STATEMENTS (Continued)
TRANSAMERICA VARIABLE FUNDS

In order to avoid a negative yield in the Government Money Market Subaccount (“Money Market”), TFLIC may waive fees or reimburse expenses of Money Market.  Any such waiver or expense reimbursement would be voluntary, could be discontinued at any time, and is subject to recapture by TFLIC during the calendar year in which it was waived.  There were no amounts recaptured during the year ended December 31, 2025 and no amounts subject to recoupment in future years.

Waived expenses related to the maintenance of the yield are included in the Statement of Operations within the captions “Expenses reimbursed”. There is no guarantee that Money Market will be able to avoid a negative yield. There was no amount waived during the year ended December 31, 2025.

NOTE 4. PORTFOLIO TRANSACTIONS

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
Government Money Market	$2,436,893	$4,292,678
Short-Term Bond	472,977	1,152,841
Inflation Opportunities	874,541	1,199,094
Core Bond	1,518,757	2,959,574
High Yield Bond	395,480	398,894
Balanced II	11,239,233	5,344,131
Large Value Opportunities	16,444,761	19,703,481
Large Core ESG	17,296,247	14,936,830
Large Growth	63,871,898	29,395,255
Small Cap Growth	626,328	518,417
Small Cap Value	441,101	491,480
International Equity	3,019,488	4,773,847
Calvert	1,421,114	2,181,861

NOTE 5. RISK FACTORS

Market risk: The market values of the Underlying Funds’ securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not an Underlying Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of an Underlying Fund’s investments may go down.

19

TRANSAMERICA VARIABLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 5. RISK FACTORS (continued)

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of an Underlying Fund’s investments, impair an Underlying Fund’s ability to satisfy redemption requests, and negatively impact an Underlying Fund’s performance.

Underlying funds risk: Because each Subaccount invests its assets in an Underlying Fund, its ability to achieve its investment objective depends largely on the performance of the Underlying Fund in which it invests. Investing in Underlying Funds subjects the Subaccounts to the risks of investing in the underlying securities or assets held by those Underlying Funds.  Each Underlying Fund has its own investment risks, and those risks can affect the value of the Underlying Fund’s shares, and therefore the value of a Subaccount’s investment.  There can be no assurance that the investment objective of any Underlying Fund will be achieved.  In addition, a Subaccount will bear a pro rata portion of the operating expenses of the Underlying Fund in which it invests.

NOTE 6. OPERATING SEGMENTS

An operating segment is defined in ASC 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of Transamerica Financial Life Insurance Company. Each subaccount represents a single operating segment, as the CODM monitors the operating results of the subaccount and as a whole, the subaccount’s long-term strategic asset allocation is pre-determined based on a defined investment strategy. The change in net assets resulting from operations, which is used by the CODM to assess the segment’s performance is consistent with that presented within the subaccount’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “net assets” and significant segment expenses are listed on the accompanying Statements of Operations and Changes in Net Assets.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated the impact of events or transactions for potential recognition or disclosure through the date on which these financial statements were issued and has determined that there were no subsequent events requiring adjustment to or disclosure in the financial statements.

20

FINANCIAL STATEMENTS – STATUTORY BASIS
AND SUPPLEMENTARY INFORMATION

Transamerica Financial Life Insurance Company
Years Ended December 31, 2025, 2024 and 2023

Transamerica Financial Life Insurance Company

Financial Statements – Statutory Basis
and Supplementary Information

Years Ended December 31, 2025, 2024 and 2023

21

Report of Independent Auditors

The Board of Directors

Transamerica Financial Life Insurance Company

Opinion

We have audited the statutory-basis financial statements of Transamerica Financial Life Insurance Company (the Company), which comprise the balance sheets as of December 31, 2025 and 2024, and the related statements of operations, changes in capital and surplus and cash flows for the years then ended, and the related notes to the financial statements (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2025 and 2024, or the results of its operations or its cash flows for the years then ended.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

22

Report of Other Auditors on 2023 Financial Statements

The statutory-basis financial statements of the Company for the year ended December 31, 2023 were audited by another auditor who expressed an adverse opinion with respect to conformity with U.S. generally accepted accounting principles and an unmodified opinion with respect to conformity with accounting practices prescribed or permitted by the New York Department of Financial Services on those statements on April 11, 2024.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

23

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP

April 9, 2026

Philadelphia, PA

Report of Independent Auditors

To the Board of Directors of Transamerica Financial Life Insurance Company

Opinions

We have audited the accompanying statutory basis financial statements of Transamerica Financial Life Insurance Company (the “Company”), which comprise the balance sheets – statutory basis as of December 31, 2023 and 2022, and the statements of operations - statutory basis, of changes in capital and surplus - statutory basis, and of cash flow - statutory basis for each of the three years in the period ended December 31, 2023, including the related notes and summary of investments - other than investments in related parties at December 31, 2023, supplementary insurance information at December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021, and reinsurance at December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021 listed in the accompanying index (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2023 and 2022 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the New York Department of Financial Services described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.
The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

●        Exercise professional judgment and maintain professional skepticism throughout the audit.
        Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
●        Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control.  Accordingly, no such opinion is expressed.
●        Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
●        Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/PricewaterhouseCoopers LLP
Chicago, Illinois
April 11, 2024

4

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Millions)

	December 31
	2025	2024
Admitted assets
Cash, cash equivalents and short-term investments	$210	$243
Bonds	4,729	4,586
Preferred stocks	4	4
Common stocks	3	3
Mortgage loans on real estate	1,539	1,725
Policy loans	172	160
Securities lending reinvested collateral assets	312	301
Derivatives	23	21
Other invested assets	386	273
Total cash and invested assets	7,378	7,316
Accrued investment income	52	52
Premiums deferred and uncollected	6	6
Net deferred income tax asset	21	21
Other assets	32	45
Separate account assets	22,603	20,993
Total admitted assets	$30,092	$28,433
Liabilities and capital and surplus
Aggregate reserves for policies and contracts	$5,899	$5,863
Policy and contract claim reserves	33	32
Liability for deposit-type contracts	31	32
Transfers from separate accounts due or accrued	(56)	(65)
Asset valuation reserve	93	106
Derivatives	64	43
Payable for collateral under securities loaned and other transactions	325	319
Remittances and items not allocated	206	219
Other liabilities	70	60
Separate account liabilities	22,603	20,993
Total liabilities	29,268	27,602
Total capital and surplus	824	831
Total liabilities and capital and surplus	$30,092	$28,433

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Millions)

	Year Ended December 31
	2025	2024	2023
Revenues
Premiums and annuity considerations	$4,336	$5,047	$3,517
Net investment income	286	310	330
Fee revenue and other income	250	254	238
Total revenue	4,872	5,611	4,085
Benefits and expenses
Death benefits	76	91	92
Annuity benefits	140	131	180
Accident and health benefits	77	72	69
Surrender benefits	5,285	4,867	3,902
Other benefits	15	14	11
Net increase (decrease) in reserves	36	(284)	(360)
Commissions	97	98	89
Net transfers to (from) separate accounts	(1,195)	209	(365)
General insurance expenses and other	164	175	153
Total benefits and expenses	4,695	5,373	3,771
Gain (loss) from operations before federal income taxes	177	238	314
Federal income tax (benefit) expense	17	15	24
Net gain (loss) from operations	160	223	290
Net realized capital gains (losses), after tax and amounts transferred to interest maintenance reserve	(22)	(87)	(100)
Net income (loss)	$138	$136	$190

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Millions)

	Common Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2023	$2	$684	$7	$154	$847
Net income (loss)	—	—	—	190	190
Change in net unrealized capital gains/losses, net of taxes	—	—	—	14	14
Change in net deferred income tax asset	—	—	—	1	1
Change in nonadmitted assets	—	—	—	6	6
Change in asset valuation reserve	—	—	—	(8)	(8)
Return of capital	—	(1)	—	—	(1)
Dividends to stockholders	—	—	—	(170)	(170)
Other changes - net	—	1	5	25	31
Balance at December 31, 2023	$2	$684	$12	$212	$910
Net income (loss)	—	—	—	136	136
Change in net unrealized capital gains/losses, net of taxes	—	—	9	(26)	(17)
Change in nonadmitted assets	—	—	—	(4)	(4)
Change in asset valuation reserve	—	—	—	8	8
Return of capital	—	1	—	—	1
Dividends to stockholders	—	—	—	(200)	(200)
Other changes - net	—	(1)	2	(4)	(3)
Balance at December 31, 2024	$2	$684	$23	$122	$831

Continued on next page.

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Millions)

	Common Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2024	$2	$684	$23	$122	$831
Net income (loss)	—	—	—	138	138
Change in net unrealized capital gains/losses, net of taxes	—	—	2	(26)	(24)
Change in net deferred income tax asset	—	—	—	9	9
Change in nonadmitted assets	—	—	—	(12)	(12)
Change in asset valuation reserve	—	—	—	13	13
Dividends to stockholders	—	—	—	(130)	(130)
Other changes - net	—	(1)	1	(1)	(1)
Balance at December 31, 2025	$2	$683	$26	$113	$824

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Millions)

	Year Ended December 31
	2025	2024	2023
Operating activities
Premiums and annuity considerations	$4,337	$5,048	$3,518
Net investment income	293	328	333
Other income	251	253	238
Benefit and loss related payments	(5,595)	(5,180)	(4,262)
Net transfers from separate accounts	1,204	(209)	395
Commissions and operating expenses	(263)	(275)	(240)
Federal income taxes (paid) received	(1)	(36)	(23)
Net cash provided by (used in) operating activities	$226	$(71)	$(41)
Investing activities
Proceeds from investments sold, matured or repaid	$4,537	$717	$680
Costs of investments acquired	(4,656)	(330)	(408)
Net change in policy loans	(12)	(10)	(7)
Net cash provided by (used in) investing activities	$(131)	$377	$265
Financing and miscellaneous activities
Capital and paid in surplus received (returned)	$(1)	$(1)	$1
Net deposits (withdrawals) on deposit-type contracts	(2)	2	1
Net change in borrowed money	—	(20)	—
Net change in payable for collateral under securities lending and other transactions	6	(40)	(104)
Other cash (applied) provided	(1)	(1,051)	1,090
Dividends to stockholders	(130)	(200)	(170)
Net cash provided by (used in) financing and miscellaneous activities	$(128)	$(1,310)	$818
Net increase (decrease) in cash, cash equivalents and short-term investments	(33)	(1,004)	1,042
Cash, cash equivalents and short-term investments:
Beginning of year	243	1,247	205
End of year	$210	$243	$1,247

See accompanying notes.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Years Ended December 31, 2025, 2024 and 2023

1.	Organization and Nature of Business

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company domiciled in the State of New York and is owned by Transamerica Corporation (TA Corp). TA Corp is an indirect, wholly-owned subsidiary of Aegon Ltd., a holding company organized under the laws of Bermuda.

Nature of Business

The Company sells individual life insurance, including indexed universal life, whole life, term life, and final expense whole life. It also sells variable annuities and registered index-linked annuities (RILA). In addition, the Company offers supplemental health insurance, group life insurance, group annuity contracts and stable value solutions. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through a network of independent agents and broker-dealers, affiliated agencies, and financial institutions.

2.	Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services (NYDFS), which differ from accounting principles generally accepted in the United States of America (GAAP).

The NYDFS recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of New York. The Commissioner of Insurance has the right to permit specific practices that deviate from prescribed practices.

The State of New York has adopted prescribed accounting practices that differ from the NAIC SAP related to the reported value of certain assets supporting the Company’s guaranteed and registered index-linked annuity (RILA) separate accounts. As prescribed by Section 1414 of the New York Insurance Law, the Company is entitled to generally value these assets at amortized cost, whereas the assets would be required to be reported at fair value under Statement of Statutory Accounting Principles (SSAP) No. 56, Separate Accounts, of the NAIC SAP. There are no impacts to the Company’s income or surplus as a result of utilizing these prescribed practices.

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The effects of the following variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material. Significant accounting policies and variances from GAAP are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a NAIC designation of 6, are reported at amortized cost using the interest method. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value, often referred to as yield-to-worst method. Bonds ascribed a NAIC designation of 6 are reported at the lower of amortized cost or fair value with unrealized gains and losses reported in changes in capital and surplus. Prepayment penalty or acceleration fees received in the event a bond is liquidated prior to its scheduled termination date are reported as investment income.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. These securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium using either the retrospective or prospective methods. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. For statutory reporting, the retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

For GAAP, all securities purchased or retained that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used.

The Company closely monitors below investment grade holdings and investment grade issuers where the Company has concerns to determine if an other-than-temporary impairment (OTTI) has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. The Company will record a charge to the Statements of Operations for the amount of the impairment.

For structured securities, cash flow trends and underlying levels of collateral are monitored. An OTTI is considered to have occurred if the fair value of the structured security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security and the security is in an unrealized loss position. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company will record a charge to the Statements of Operations for the amount of the impairments.

For GAAP, for debt securities classified as available-for-sale, management first assesses whether the Company has the intent to sell, or whether it is more likely than not it will be required to sell the security before the amortized cost basis is fully recovered. If either criterion is met, the amortized cost is written down to fair value through earnings as an impairment. If neither criterion is met, the securities are further evaluated to determine if the cause of the decline in fair value resulted from credit losses or other factors. When a credit loss is determined to exist and the present value of cash flows expected to be collected is less than the amortized cost of the security, an allowance for credit loss is recorded along with a charge to earnings, limited by the amount that the fair value is less than amortized cost. Any remaining unrealized loss after recording the allowance for credit loss is the non-credit amount and is recorded to other comprehensive income.

Investments in unaffiliated redeemable preferred stocks in good standing (those with NAIC designations 1 to 3) are reported at cost or amortized cost, depending on the characteristics of the securities. Investments in unaffiliated redeemable preferred stocks not in good standing (those with NAIC designations 4 to 6) are reported at the lower of cost, amortized cost, or fair value, depending on the characteristics of the securities. Investment in perpetual preferred stocks are reported at fair value, not to exceed any currently effective call price. Investment in mandatory convertible preferred stocks (regardless if the preferred stock is redeemable or perpetual) are reported at fair value, not to exceed any currently effective call price, in the periods prior to conversion. For preferred stocks reported at fair value, the related net unrealized capital gains and losses for all NAIC designations are reported in accordance with SSAP No. 7, Asset Valuation Reserve and Interest Maintenance Reserve.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in net unrealized capital gains or losses and are reported in changes in capital and surplus.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in changes in capital and surplus.

The Company owns stock issued by the Federal Home Loan Bank (FHLB), which is only redeemable at par, and its fair value is presumed to be par, unless other-than-temporarily impaired.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the Statements of Operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized. Prepayment penalty or acceleration fees received in the event a loan is liquidated prior to its scheduled termination date are reported as investment income.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, an allowance for credit loss is recognized in earnings at time of purchase or origination based on an expected lifetime credit loss, which is an amount that represents the portion of the amortized cost basis of the mortgage loans that the Company does not expect to collect.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

The Company has interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the Statements of Operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less (principally stated at amortized cost) or money market mutual funds which are reported at fair value.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Other invested assets include surplus notes which are valued at either amortized cost (those that have an NAIC designation of 1 or 2) or the lesser of amortized cost or fair value (those that have an NAIC designation of 3 through 6).

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. Due and accrued amounts determined to be uncollectible are written off through the Statements of Operations.

Valuation Reserves

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into net investment income over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying Balance Sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Derivative Instruments

Overview: The Company may use various derivative instruments (swaps and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities. Replications, income generation and held for other investment/risk management activities do not qualify for hedge accounting under SSAP No. 86, Derivatives.

(A)	Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability (amortized cost or fair value). Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

(B)	Derivative instruments are also used in replication (synthetic asset) transactions (RSAT). A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. In these transactions, the derivative is accounted for in a manner consistent with the cash instrument and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

(C)	Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value).

(D)	Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘BBB’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets.

Cash flows from derivative instruments are presented within the Investing activities section of the Statements of Cash Flows, with the exception of cash received from written options, which are presented within the Financing activities section.

Instruments:

Interest rate swaps may be used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date; however, if there are upfront costs this is treated as book value and amortized into income over the duration of the deal. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds equal to the fair value of the contract are exchanged. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment; however, gains and losses related to the unamortized book value at termination are not permitted to receive IMR treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps may be used to mitigate risks when the Company holds foreign denominated assets or liabilities; therefore, converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds equal to the fair value of the contract are exchanged. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment; however, gains and losses related to the unamortized book value at termination are not permitted to receive IMR treatment.

Total return swaps may be used in the asset/liability management process to mitigate the delta risk created when the Company has issued minimum guarantee insurance contracts linked to an

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard and Poor’s 500 (S&P) or other global market financial index) and floating leg (tied to Secured Overnight Financing Rate (SOFR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date; however, if there are upfront costs this is treated as book value and amortized into income over the duration of the deal. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds equal to the fair value of the contract are exchanged. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment; however, gains and losses related to the unamortized book value at termination are not permitted to receive IMR treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Variance swaps may be used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap, and a single receipt or payment occurs at the maturity or termination of the contract; however, if there are upfront costs this is treated as book value and amortized into income over the duration of the deal. The variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If terminated prior to maturity, proceeds equal to the fair value of the contract are exchanged. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment; however, gains and losses related to the unamortized book value at termination are not permitted to receive IMR treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Bond forwards may be used to hedge the interest rate risk (rho) that future liability claims increase as rates decrease, leading to higher guarantee values. Bond return swaps are also used to hedge interest rate risk of the underlying liability by exchanging performance and interest of a treasury asset for a funding level plus spread. If terminated prior to maturity, proceeds equal to the fair value of the contract are exchanged. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment; however, gains and losses related to the unamortized book value at termination are not permitted to receive IMR treatment.

Futures contracts may be used to hedge the liability risk associated with when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

The Company may issue products providing the customer a return based on the various global equity market indices. The Company uses options to hedge the liability option risk associated with these products. The costs to acquire options are treated as book value and amortized into income over the duration of the deal. If terminated prior to maturity, proceeds equal to the fair

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

value of the contract are exchanged. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment; however, gains and losses related to the unamortized book value at termination are not permitted to receive IMR treatment. Options are marked to fair value in the Balance Sheets and fair value adjustments are recorded as unassigned surplus in the financial statements.

Caps may be used in the asset/liability management process to mitigate the interest rate risk created due to a rapidly rising interest rate environment. The caps are similar to options where the underlying interest rate index provides for the market value movements. The caps do not accrue interest until the interest rate environment exceeds the caps strike rate. Cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. The costs to acquire caps are treated as book value and amortized into income over the duration of the deal. Caps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds equal to the fair value of the contract are exchanged. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment; however, gains and losses related to the unamortized book value at termination are not permitted to receive IMR treatment. Caps that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company may use zero cost collars to hedge the interest rate risk associated with rising short term interest rates, whereby the exposure would otherwise adversely impact the Company’s capital generation. The collar position(s) help range bound the floating rate by combining a cap and floor position. If terminated prior to maturity, proceeds equal to the fair value of the contract are exchanged. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment; however, gains and losses related to the unamortized book value at termination are not permitted to receive IMR treatment.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

The Company may issue fixed liabilities that have a guaranteed minimum crediting rate. The Company may use receiver swaptions, whereby the swaption is designed to generate cash flows to offset lower yields on assets during a low interest rate environment. The Company pays a single premium at the beginning of the contract that is subsequently amortized throughout the life of the swaption. These swaptions are marked to fair value in the Balance Sheets and the fair value adjustment is recorded in unassigned surplus. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment; however, gains and losses related to the unamortized book value at termination are not permitted to receive IMR treatment.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company may replicate investment grade corporate bonds, sovereign debt, or commercial mortgage backed securities by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset, sovereign debt, or commercial mortgage backed security. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions whereby the representative issuer defaults. If terminated prior to maturity, proceeds equal to the fair value of the contract are exchanged. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment however, gains and losses related to the unamortized book value at termination are not permitted to receive IMR treatment.

The Company may designate and account for fair value hedges when the effectiveness requirements of SSAP No. 86 are achieved. The following hedge type relationships are considered: (A) an interest rate swap that converts a fixed rate asset to a floating rate asset; (B) an interest rate swap that converts a fixed rate liability to a floating rate liability; (C) a cross currency interest rate swap that converts a foreign denominated fixed rate asset to a U.S. dollar floating rate asset; and (D) a cross currency interest rate swap that converts a foreign denominated fixed rate liability to a U.S. dollar floating rate liability.

The Company may designate and account for cash flow hedges when the effectiveness requirements of SSAP No. 86 are achieved. The following hedge-type relationships are considered: (A) an interest rate swap that converts a floating rate asset to a fixed rate asset; (B) an interest rate swap that converts a floating rate liability to a fixed rate liability; (C) a cross currency interest rate swap that converts a foreign denominated floating rate asset to a U.S. dollar fixed rate asset; (D) a cross currency interest rate swap that converts a foreign denominated floating rate liability to a U.S. dollar fixed rate liability; and (E) a forward starting interest rate swap to hedge the forecasted purchases of fixed rate assets.

Any deferred gain (loss) related to forecasted transaction cash flow hedging is recognized in income as the purchased asset affects income. If the forecasted transaction no longer qualifies for hedge accounting or if the forecasted transaction is no longer probable, the forward-starting swap will cease to be valued at amortized cost and will be marked to market through surplus. For the year ended December 31, 2025, none of the Company’s cash flow hedges have been discontinued, as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

The Company does not currently have exposure to forecasted hedge transactions.

The Company may enter into derivative transactions that economically mitigate risk associated with interest rate, exchange rate, credit, and equity movements within the marketplace. Due to the natural economic benefits of the hedge in relation to the hedged item, the Company chooses not to seek hedge accounting in these instances. Examples of these types of derivative transactions and the associated risks are as follows: (A) futures that hedge equity risk on universal life liabilities; (B) futures, options, swaps, or forward contracts that hedge the equity or interest rate

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

risk on minimum rate guarantee liabilities; (C) credit default swap purchases of protection that hedge the credit risk of specific bonds; (D) interest rate caps that hedge a rapidly rising interest rate environment and withdrawal activity in pension products; and (E) interest rate swaptions that hedge the risk of a low interest rate environment on in-force recurring premium products.

The Company may enter into replicated (synthetic asset) transactions used for purposes other than hedging by the following: (A) combining a written credit default swap with a highly rated cash instrument to synthetically create corporate debt; (B) combining a written credit default swap with a highly rated cash instrument to synthetically create sovereign debt; or (C) combining a written credit default swap with a highly rated cash instrument to synthetically create a portfolio of commercial mortgage backed securities.

Securities Lending Assets and Liabilities

The Company loans securities to third parties under agent-managed securities lending programs accounted for as secured borrowings. Cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the Balance Sheets (Securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Non-cash collateral received which may not be sold or repledged is not recorded on the Company’s Balance Sheets. Under GAAP, the reinvested collateral is included within invested assets and is not reported as a single line item.

Other Assets and Other Liabilities

Other assets consist primarily of disallowed IMR, reinsurance receivable, accounts receivable, and current federal income tax recoverable. Other “admitted assets” are valued principally at cost, as required or permitted by New York Insurance Laws.

Other liabilities consist primarily of payable to parent, subsidiaries and affiliates, amounts withheld or retained, other policyholders’ funds, general expenses due or accrued, and unearned investment income.

Separate Accounts

The majority of separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended, as open-ended, diversified, management investment companies.

Assets held in trust for purchases of group annuities segregated by the Company for the benefit of contract holders and the Company’s corresponding obligation to the contract owners are shown separately in the Balance Sheets. The assets and liabilities of the non-guaranteed separate accounts are carried at fair value. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Modified guaranteed annuity separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than the guaranteed requirements is either transferred to or received from the general account and reported in the Statements of Operations. Modified guaranteed annuity separate account assets and liabilities are carried at amortized cost. Income and gains and losses with respect to the assets in the separate accounts supporting modified guaranteed annuity contracts are included in the Company’s Statements of Operations as a component of net transfers from separate accounts.

The investment risks associated with fair value changes of the separate account are borne entirely by the contract owners except in cases where minimum guarantees exist. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the Statements of Operations.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are calculated by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

Surrender values are not promised in excess of the legally computed reserves. For annual premium variable life insurance there is an extra premium charged to the policyholder before the premium is transferred to the Separate Accounts. An additional reserve for this policy is held in the General Account that is a multiple of the reserve that would otherwise be held.

In accordance with SSAP No. 51, Life Contracts, and No. 54, Individual and Group Accident and Health Contracts, the Company reports the amount of insurance, if any, for which the gross premiums are less than the net premiums according to the valuation standards and any related premium deficiency reserve established. Anticipated investment income is not included as a factor in the health contract premium deficiency calculation.

For GAAP, policy reserves are calculated based on estimated expected experience or actual account balances.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the Balance Sheets date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include guaranteed investment contracts (GICs), funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the Statements of Operations. Interest on these policies is reflected in other benefits.

Premiums and Annuity Considerations

Revenues for life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the assets and liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes

The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes. Unlike GAAP, SSAP No. 101 does not consider state income taxes in the measurement of deferred taxes. SSAP No. 101 also requires additional testing to measure gross deferred tax assets. The additional testing limits gross deferred tax asset admission to 1) the amount of federal income taxes paid in prior years recoverable through hypothetical loss carrybacks of existing temporary differences expected to reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of remaining gross deferred tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities after considering character (i.e. ordinary versus capital) and reversal patterns. The Company’s reported deferred tax asset or liability is the sum of gross deferred tax assets admitted through this three-part test plus the sum of all deferred tax liabilities.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred.

Value of Business Acquired

Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract changes, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC SAP.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Subsidiaries and Affiliated Companies

Investments in subsidiaries, controlled and affiliated companies (SCA) are stated in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities.

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Nonadmitted Assets

Certain assets designated as “nonadmitted”, primarily net deferred tax assets, reinsurance receivables, agent’s balances and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the Balance Sheets to the extent that they are not impaired.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the Statements of Cash Flow represent cash balances and investments with initial maturities of one year or less and money market mutual funds. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

3.	Accounting Changes and Correction of Errors

The Company’s policy is to disclose recently adopted accounting pronouncements that have been classified by the NAIC as a new statutory accounting principle (SAP) concept change, as well as items classified by the NAIC as SAP clarification changes that have been adopted and have had a material impact on the financial position or results of operations of the Company.

Recent Accounting Pronouncements

Effective January 1, 2025, the NAIC implemented substantive revisions to SSAP No. 26, Bonds and SSAP No. 43, Asset-Backed Securities, incorporating concepts from the principles-based bond definition (PBBD) project regarding the criteria for reporting long-term bonds. In accordance with the NAIC’s transition guidance specific to the project, this update does not constitute a change in accounting principle. The updated guidance has led to modifications in

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

how tables within footnotes 4 and 5 are presented, which may differ from the presentation used in previous reporting periods.

Effective January 1, 2025, the NAIC adopted revisions to SSAP No. 21, Other Admitted Assets, to reflect accounting and reporting guidance for investments that do not meet the requirements of PBBD, and for residual tranches or interests/loss positions.

No securities were reclassified from Schedule D upon the implementation of this guidance. There was no impact to the Company’s net income or capital and surplus.

On August 13, 2023, the Statutory Accounting Principles Working Group (SAPWG) adopted INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve, effective immediately. INT 23-01 provides optional, limited-time guidance, which allows the admittance of net negative (disallowed) IMR if certain conditions are met, up to 10% of adjusted general account capital and surplus. Refer to Note 5 for further detail.

Change in Estimates

During 2025, the Company implemented a change in estimate for TFLIC’s AG38 8C asset adequacy testing following updated regulatory guidance and actuarial review. These changes included extending projection periods, expanding the cohorts included in testing, and increasing retained spreads on certain closed indexed universal life (IUL) blocks. This resulted in an increase to TFLIC’s AG38 8C reserves of $41, resulting in a corresponding unfavorable pre-tax impact to statutory earnings.

Correction of Errors

During 2023, management identified and corrected an error in the Company’s prior year cash. The error resulted in an understatement of premiums and annuity considerations in the amount of $19, net of tax, which was corrected in accordance with SSAP No. 3, Accounting Changes and Corrections of Errors. This is reflected as a correction of an error in Other Changes - net in the Statements of Changes in Capital and Surplus.

There were additional errors identified in prior year financial statements that have been corrected in the years presented in the financial statements in accordance with SSAP No. 3. These errors do not have a material impact on the financial statements, individually or in aggregate, and therefore have not been separately disclosed.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

4.	Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of Fair Value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/ or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair Value Hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

underlying characteristics of bonds, are determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The fair value of futures and forwards are based upon the latest quoted market price and spot rates at the Balance Sheets date. The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the Balance Sheets date. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The book value of policy loans is considered to approximate the fair value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying Balance Sheets approximate their fair values. These are included in the investment contract liabilities.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the Balance Sheets, as of December 31, 2025 and 2024, respectively:

	December 31, 2025
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$153	$153	$153	$—	$—
Bonds
Asset-backed securities	897	933	38	857	2
Issuer credit obligations	3,325	3,796	268	3,057	—
Preferred stocks, other than affiliates	4	4	—	4	—
Common stocks, other than affiliates	3	3	—	—	3
Mortgage loans on real estate	1,391	1,539	—	—	1,391
Other invested assets	20	21	—	20	—
Derivative assets:
Options	17	17	—	17	—
Currency swaps	7	3	—	7	—
Credit default swaps	5	2	—	5	—
Equity futures	—	1	—	—	—
Derivative assets total	29	23	—	29	—
Policy loans	172	172	—	172	—
Securities lending reinvested collateral	271	271	252	19	—
Separate account assets	22,557	22,556	21,942	604	11
Liabilities
Investment contract liabilities	3,453	3,460	—	1	3,452
Derivative liabilities:
Options	5	5	—	5	—
Interest rate swaps	29	41	—	29	—
Currency swaps	5	5	—	5	—
Equity swaps	10	10	—	10	—
Interest rate futures	1	1	1	—	—
Equity futures	2	2	2	—	—
Derivative liabilities total	52	64	3	49	—
Payable for securities lending	312	312	—	312	—
Payable for derivative cash collateral	13	13	—	13	—
Separate account liabilities	22,190	22,205	—	21,927	263

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31, 2024
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$91	$91	$91	$—	$—
Short-term notes receivable from affiliates	100	100	—	100	—
Bonds	3,956	4,586	261	3,692	3
Preferred stocks, other than affiliates	4	4	—	4	—
Common stocks, other than affiliates	3	3	—	—	3
Mortgage loans on real estate	1,512	1,725	—	—	1,512
Other invested assets	21	22	—	21	—
Derivative assets:
Currency swaps	12	12	—	12	—
Credit default swaps	8	4	—	8	—
Equity swaps	5	5	—	5	—
Derivative assets total	25	21	—	25	—
Policy loans	160	160	—	160	—
Securities lending reinvested collateral	265	265	265	—	—
Separate account assets	20,954	20,961	20,389	565	—
Liabilities
Investment contract liabilities	3,521	3,507	—	1	3,520
Derivative liabilities:
Interest rate swaps	32	42	—	32	—
Currency swaps	(1)	—	—	(1)	—
Interest rate futures	1	1	1	—	—
Derivative liabilities total	32	43	1	31	—
Payable for securities lending	301	301	—	301	—
Payable for derivative cash collateral	18	18	—	18	—
Separate account liabilities	20,593	20,616	—	20,288	305

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2025 and 2024:

	2025
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Asset-backed securities	$—	$2	$—	$2
Total bonds	—	2	—	2
Preferred stock
Industrial and miscellaneous	—	4	—	4
Total preferred stock	—	4	—	4
Common stock
Industrial and miscellaneous	—	—	3	3
Total common stock	—	—	3	3
Cash equivalents and short-term investments
Money market mutual funds	147	—	—	147
Total cash equivalents and short-term investments	147	—	—	147
Derivative assets	—	18	—	18
Separate account assets	21,940	299	—	22,239
Total assets	$22,087	$323	$3	$22,413
Liabilities:
Derivative liabilities	$3	$16	$—	$19
Total liabilities	$3	$16	$—	$19

	2024
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$3	$—	$3
Total bonds	—	3	—	3
Preferred stock
Industrial and miscellaneous	—	4	—	4
Total preferred stock	—	4	—	4
Common stock
Industrial and miscellaneous	—	—	3	3
Total common stock	—	—	3	3
Cash equivalents and short-term investments
Money market mutual funds	49	—	—	49
Total cash equivalents and short-term investments	49	—	—	49
Derivative assets	1	5	—	6
Other long term	—	3	—	3

Separate account assets	20,382	263	—	20,645
Total assets	$20,432	$278	$3	$20,713
Liabilities:
Derivative liabilities	$1	$6	$—	$7
Total liabilities	$1	$6	$—	$7

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Bonds classified as Level 2 are valued using inputs from third party pricing services or broker quotes.

Preferred stock classified as Level 2 are valued using inputs from third party pricing services or broker quotes.

Common stock classified as Level 3 are comprised primarily of shares in the FHLB of New York, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Derivatives classified as Level 2 represent over-the-counter contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other over-the-counter trades, or external pricing services.

Separate account assets and liabilities are valued and classified in the same way as general account assets and liabilities (described above).

The following tables summarize the changes in assets classified as Level 3 for 2025 and 2024:

	Beginning Balance at January 1, 2025	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)
Common stock	$3	$—	$—	$—	$—
Total	$3	$—	$—	$—	$—

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2025
Common stock	$—	$—	$—	$—	$3
Total	$—	$—	$—	$—	$3

(a)	Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

	Beginning Balance at January 1, 2024	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)
Common stock	$3	$—	$—	$—	$—
Total	$3	$—	$—	$—	$—

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2024
Common stock	$—	$—	$—	$—	$3
Total	$—	$—	$—	$—	$3

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

(a)	Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

5.    Investments

Bonds and Stocks

The carrying amounts and estimated fair value of investments in bonds and stocks are as follows:

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2025
ICOs:
U.S. Government obligations (exempt from RBC)	$271	$—	$42	$229
Other U.S. Government obligations (not exempt from RBC)	10	—	2	8
Non-U.S. sovereign jurisdiction securities	97	1	13	85
Municipal bonds - general obligations (direct & guaranteed)	1	—	—	1
Municipal bonds - special revenue	3	—	—	3
Corporate bonds	3,197	41	425	2,813
Single entity backed obligation	217	—	30	187
Total ICOs	$3,796	$42	$512	$3,326
ABS:
Financial asset-backed securities - self liquidating:
Agency RMBS - not/partially guaranteed (not exempt from RBC)	$3	$—	$—	$3
Non-agency CLOs/CBOs/CDOs - unaffiliated	47	—	—	47
Non-agency CMBS - unaffiliated	256	—	21	235
Non-agency RMBS - unaffiliated	38	6	1	43
Other financial ABS - unaffiliated	304	3	16	291
Non-financial ABS - full analysis:
Lease backed transactions - unaffiliated	85	—	1	84
Non-financial ABS - practical expedient:
Lease backed transactions - unaffiliated	161	1	8	154
Other non-financial ABS - unaffiliated	39	—	—	39
Total ABS	$933	$10	$47	$896
Common stock	$3	$—	$—	$3
Preferred stock	$4	$—	$—	$4
	$4,736	$52	$559	$4,229

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2024
Bonds:
United States Government and agencies	$271	$—	$45	$226
State, municipal and other government	103	—	19	84
Hybrid securities	29	1	3	27
Industrial and miscellaneous	3,330	22	517	2,835
Mortgage and other asset-backed securities	853	10	79	784
Total unaffiliated bonds	4,586	33	663	3,956
Unaffiliated preferred stocks	4	—	—	4
	$4,590	$33	$663	$3,960

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Unaffiliated common stocks	$3	$—	$—	$3

The carrying amount and estimated fair value of items held as bonds and short-term investments at December 31, 2025, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2025
December 31:	Carrying Value	Fair Value
Due in one year or less	$97	$97
Due after one year through five years	661	649
Due after five years through ten years	730	703
Due after ten years through twenty years	1,139	1,023
Due after twenty years	1,175	860
Subtotal	3,802	3,332
Mortgage and other asset-backed securities	933	898
Total	$4,735	$4,230

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2025 and 2024 is as follows:

	2025
	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
ICOs:
U.S. Government obligations (exempt from RBC)	$69	$10	$160	$32
Other U.S. Government obligations (not exempt from RBC)	9	2	—	—
Non-U.S. sovereign jurisdiction securities	67	13	—	—
Municipal bonds - special revenue	3	—	—	—
Corporate bonds	1,914	422	85	3
Single entity backed obligation	174	30	5	—
Total ICOs	$2,236	$477	$250	$35
ABS:
Financial asset-backed securities - self liquidating:
Agency RMBS - not/partially guaranteed (not exempt from RBC)	$1	$—	$—	$—
Non-agency CLOs/CBOs/CDOs - unaffiliated	9	—	29	—
Non-agency CMBS - unaffiliated	213	21	8	—
Non-agency RMBS - unaffiliated	21	1	—	—
Other financial ABS - unaffiliated	115	14	58	2
Non-financial ABS - full analysis:
Lease backed transactions - unaffiliated	29	1	14	—
Non-financial ABS - practical expedient:
Lease backed transactions - unaffiliated	34	8	25	—
Other non-financial ABS - unaffiliated	2	—	26	—
Total ABS	$424	$45	$160	$2
Common stock	$—	$—	$3	$—
Preferred stock	$—	$—	$4	$—
	$2,660	$522	$417	$37

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	2024
	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
United States Government and agencies	$31	$8	$189	$37
State, municipal and other government	71	19	1	—
Hybrid securities	15	3	5	—
Industrial and miscellaneous	2,050	503	412	14
Mortgage and other asset-backed securities	577	78	98	1
Total bonds	2,744	611	705	52
Preferred stocks-unaffiliated	—	—	—	—
Common stocks-unaffiliated	—	—	—	—
	$2,744	$611	$705	$52

During 2025 and 2023, respectively, there were no asset-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold. During 2024, there were $35 of loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold for a period of time to recover the amortized cost basis.

For asset-backed and structured securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield, in 2025, 2024 and 2023, the Company recognized OTTI of $4, $0 and $6, respectively.

The following asset-backed and structured securities were held at December 31, 2025, for which an OTTI was recognized during the current reporting period:

	Amortized Cost Before Current Period	Present Value of Projected	Recognized	Amortized Cost After	Fair Value at Time of	Date of Financial Statement Where
CUSIP	OTTI	Cash Flows	OTTI	OTTI	OTTI	Reported
BAE2XVVX7-TA	$—	$—	$—	$—	$—	3/31/2025
46642 MAA6	8	5	3	5	3	3/31/2025
BAE3K7RU3-TA	—	—	—	—	—	3/31/2025
46642 MAA6	5	5	—	5	2	6/30/2025
12640 WAG5	—	—	—	—	—	6/30/2025
46642 MAA6	5	4	1	4	2	9/30/2025
12640 WAG5	—	—	—	—	—	9/30/2025
81744 FFC6	—	—	—	—	—	9/30/2025
22944 BCX4	3	3	—	3	3	12/31/2025
81744 FFC6	—	—	—	—	—	12/31/2025
			$4

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The unrealized losses of asset-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2025 and 2024 is as follows:

	2025		2024
	Losses 12 Months or More	Losses Less Than 12 Months	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31:
The aggregate amount of unrealized losses	$46	$2	$82	$1
The aggregate related fair value of securities with unrealized losses	424	158	580	112

At December 31, 2025 and 2024, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 755 and 792 securities with a carrying amount of $3,182 and $3,355, and an unrealized loss of $522 and $611. Of this portfolio, at December 31, 2025 and 2024, 97.2% and 97.6% were investment grade with associated unrealized losses of $508 and $597, respectively.

At December 31, 2025 and 2024, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 88 and 247 securities with a carrying amount of $451 and $756, and an unrealized loss of $37 and $52. Of this portfolio, at December 31, 2025 and 2024, 97.5% and 94.5% were investment grade with associated unrealized losses of $36 and $51, respectively.

At December 31, 2025 and 2024, there were no common stocks that have been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2025 and 2024, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 1 securities with a cost of $3 and 2 securities with an insignificant cost, respectively, and no unrealized losses.

During the years ended December 31, 2025 and 2024, the Company held no 5GI securities.

During 2025 and 2024, respectively, the Company sold, redeemed or otherwise disposed of 7 and 5 securities as a result of a callable feature which generated investment income of $1 and $2 as a result of a prepayment penalty and/or acceleration fee.

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses are reflected in the following table. The amounts exclude maturities and include transfers associated with reinsurance agreements, if applicable.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Year Ended December 31
	2025	2024	2023
Proceeds	$421	$457	$371
Gross realized gains	$1	$11	$8
Gross realized losses	(3)	(19)	(5)
Net realized capital gains (losses)	$(2)	$(8)	$3

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2025, 2024 and 2023 of $4, $7 and $5, respectively.

At December 31, 2025 and 2024, the Company had no investments in restructured securities. There were no capital gains (losses) taken as a direct result of restructures in 2025, 2024 and 2023.

Concentrations of Credit Risk

Credit risk represents the risk that a counterparty will fail to perform on its contractual obligations. The Company’s investment portfolio includes exposures that may be subject to concentrations of credit risk by industry sector and asset class. Such concentrations arise when multiple issuers share similar economic characteristics or are exposed to common industry, regulatory or macroeconomic factors that could affect their ability to meet contractual obligations.

The Company’s significant concentrations of credit risk are primarily related to corporate fixed-income securities and structured securities, diversified across a range of industries and asset types.

Banking (Stable)

The Company maintains material exposure to issuers within the banking sector. Credit risk in this sector is influenced by earnings stability, asset quality trends, capital and liquidity management, interest rate conditions and exposure to commercial real estate and other credit-sensitive asset classes.

Communications (Stable)

The Company maintains material exposure to issuers within the communications sector, including cable, media and telecommunications companies. Credit risk within this sector is influenced by competitive pressures, technological change, capital intensity and regulatory considerations that may impact issuer cash flows and overall credit quality.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Consumer Cyclical (Stable)

The Company holds investments in consumer cyclical industries, including retailers, restaurants, gaming entities and lodging and leisure companies. Credit risk within this sector is sensitive to changes in discretionary consumer spending, employment conditions, inflationary pressures and broader economic cycles that may affect revenues and profitability.

Consumer Noncyclical (Mostly Stable)

The Company’s consumer noncyclical exposure includes issuers in the food and beverage, consumer products, supermarkets, tobacco, healthcare and pharmaceutical industries. Credit risk in these sectors is influenced by factors such as pricing power, input cost volatility, regulatory environments, healthcare policy developments, and the relative stability of consumer demand.

Electric Utilities (Stable)

The Company’s electric utility exposure includes regulated issuers with capital-intensive operating models. Credit risk within this sector is influenced by capital expenditure requirements, regulatory frameworks, customer affordability considerations, weather-related events and sensitivity to interest rate movements.

Energy (Stable)

The Company holds investments in energy-related issuers, including integrated energy producers, independent exploration and production companies, midstream operators, refining companies and oilfield services providers. Credit risk in this sector is influenced by commodity price volatility, capital allocation discipline, regulatory considerations and broader energy demand trends.

Government and Government-Related Securities (Stable)

The Company also invests in government and government-related securities, including U.S. Treasury securities, municipal obligations, supranational entities and non-U.S. sovereign issuers. Credit risk for these investments is largely associated with changes in fiscal conditions, interest rates and geopolitical developments.

Technology (Stable)

The Company’s technology exposure includes issuers engaged in hardware manufacturing, software development and semiconductor production. Credit risk within this sector is affected by rapid technological advancement, capital investment requirements, product demand cycles and, in certain cases, global supply chain dynamics.

Transportation (Stable)

Transportation-related exposure includes airlines, automotive manufacturers, railroads and transportation service providers. Credit risk within this sector is affected by fuel and operating costs, labor dynamics, trade and tariff policies, supply chain disruptions and overall economic activity.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of unrealized losses in each of the above sectors and does not consider those investments to be other-than-temporarily impaired as of December 31, 2025.

Mortgage Loans

The credit quality of mortgage loans by type of property for the years ended December 31, 2025 and 2024 were as follows:

	Farm	Commercial	Total
December 31, 2025
AAA - AA	$—	$866	$866
A	16	588	604
BBB	—	67	67
B	—	2	2
	$16	$1,523	$1,539

	Farm	Commercial	Total
December 31, 2024
AAA - AA	$—	$916	$916
A	16	757	773
BBB	—	34	34
B	—	2	2
	$16	$1,709	$1,725

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company's mortgage lending process, taking into account such factors as projected future cash flows, net operating income and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2025, the Company issued no new mortgage loans. During 2024, the Company issued mortgage loans with a maximum interest rate of 7.65% and a minimum interest rate of 7.65% for commercial loans. The maximum percentage of any one admitted loan to the value of the security (exclusive of insured or guaranteed or purchase money mortgages) originated or acquired during the year ending December 31, 2024 at the time of origination was 55%.

During 2025, the Company issued no farm mortgage loans. During 2024, the Company issued agricultural loans with both a maximum and minimum interest rate of 6.55%.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

During 2025 and 2024, the Company did not reduce the interest rate on any outstanding mortgage loans.

The age analysis of mortgage loans and identification in which the Company is a participant or co-lender in a mortgage loan agreement is as follows for December 31, 2025 and 2024:

		Commercial
	Farm	All Other	Total
December 31, 2025
Recorded Investment (All)
Current	$16	$1,523	$1,539
Participant or Co-lender in Mortgage Loan Agreement
Recorded Investment	$16	$484	$500

		Commercial
	Farm	All Other	Total
December 31, 2024
Recorded Investment (All)
Current	$16	$1,709	$1,725
Participant or Co-lender in Mortgage Loan Agreement
Recorded Investment	$16	$538	$554

There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2025 and 2024, respectively, that were subject to participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loans.

As of December 31, 2025 and 2024, the Company had no mortgage loans derecognized as a result of foreclosure.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. For the years ended December 31, 2025, 2024 and 2023, the Company has recognized no interest income on impaired loans or on a cash basis.

At December 31, 2025 and 2024, the Company held a mortgage loan loss reserve in the AVR of $15 and $17, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2025	2024		2025	2024
Pacific	33%	31%	Apartment	55%	56%
E. North Central	17	15	Industrial	22	21
South Atlantic	14	17	Retail	15	14
Middle Atlantic	14	13	Office	5	6
Mountain	9	11	Medical	2	2
W. South Central	5	4	Agricultural	1	1
E. South Central	5	5
W. North Central	2	3
New England	1	1

Other Invested Assets

During 2025, the Company recognized $5 of impairment write downs for its investments in joint ventures and limited partnerships. During 2024 and 2023, the Company recognized no impairment write downs for its investments in joint ventures and limited partnerships.

Tax Credits

The Company invests in projects designed to generate federal and state tax credits and other tax benefits through ownership interests in tax credit structures, including partnerships and limited liability entities. These investments primarily relate to affordable housing and historic rehabilitation. The Company’s objective in making these investments is to realize value through the receipt and utilization of tax credits and related tax benefits rather than through operating income or appreciation of the underlying assets.

Tax credits generated by these investments may be transferable or certificated in certain jurisdictions or non-transferable and usable only against the Company’s income tax liabilities. The investments are accounted for in accordance with SSAP No. 93 and SSAP No. 94, as applicable.

Tax credits generated from these investments are recognized as assets in accordance with SSAP No. 94 and are recorded at amounts expected to be realized through utilization or, where applicable, transfer or sale. The recognition of tax credits impacts the Company’s statutory financial position through the recording of admitted or nonadmitted tax credit assets.

Utilization of tax credits reduces income tax expense and current tax payable, favorably affecting statutory results of operations. Unused tax credits remain recorded as assets and are evaluated for admissibility and recoverability based on expected future taxable income, statutory limitations, and credit expiration provisions. Tax credits not expected to be realized are reduced through nonadmission or impairment, which negatively impacts statutory surplus and results of operations

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

in the period recognized. Tax credit benefits recognized in 2025, 2024 and 2023 was $13, $14 and $15, respectively, and other tax benefits recognized was $2, $2 and $2. The balance of the investment recognized as of December 31, 2025, 2024 and 2023 is $35, $49 and $64, respectively.

During the year ended December 31, 2025, 2024 and 2023, the Company recognized $14, ($14) and ($15), respectively, of investment amortization related to investments generating tax credits and other tax benefits. This amortization was recognized as a component of net investment income.

The Company recognized an insignificant amount of non-income tax related activity associated with these investments as a component of net investment income during 2025, 2024 and 2023.

There were no other returns allocated to these investments recognized outside of income tax expense.

The following schedule reflects the aggregate amount of tax credits expected to be generated in each of the subsequent five years and thereafter, disaggregated between transferable/certificated and non-transferable tax credits:

Year	Transferable/ Certificated	Nontransferable	Total
2026	$—	$12	$12
2027	—	10	10
2028	—	6	6
2029	—	2	2
2030	—	—	—
2031 and After	—	1	1
	$—	$31	$31

The Company has commitments related to investments in tax credit structures, including obligations to make additional capital contributions upon the occurrence of specified events. The table below presents these commitments and the periods in which such amounts are expected to be funded:

Year	Tax Credit
2026	$1
2027	—
2028	—
2029	—
2030	—
2031 and After	—
$1

The Company is not subject to regulatory review for any underlying projects as of December 31, 2025, 2024 and 2023.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company did not recognize impairment losses on tax credit investments as of December 31, 2025, 2024 and 2023.

The following tables provide the carrying value of tax credits, disaggregated by transferable/ certificated and non-transferable, gross of any related tax liabilities by jurisdiction and in total as of December 31, 2025 and 2024:

		December 31, 2025
Description of State Transferable and Non-Transferable Tax Credits	Jurisdiction	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	United States	$35	$31
Economic Redevelopment and Growth Tax Credits	NJ	—	1
Total	XXX	$35	$32

		December 31, 2024
Description of State Transferable and Non-Transferable Tax Credits	Jurisdiction	Carrying Value	Unused Amount
Economic Redevelopment and Growth Tax Credits	NJ	$—	$1
Low-Income Housing Tax Credits	United States	49	44
Total	XXX	$49	$45

The Company did not have any non-transferable state tax credits.

The following tables provide total unused tax credits by jurisdiction, disaggregated by transferable/certificated and non-transferable as of December 31, 2025 and 2024:

December 31, 2025
	Jurisdiction	Transferable/ Certificated	Nontransferable	Total
State:
New Jersey	NJ	$1	$—	$1
Federal	XXX	—	31	31
Total	XXX	$1	$31	$32

December 31, 2024
	Jurisdiction	Transferable/ Certificated	Nontransferable	Total
State:
New Jersey	NJ	$1	$—	$1
Federal	XXX	—	44	44

Total	XXX	$1	$44	$45

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables identify tax credits by transferable/certificated and non-transferable classifications and identify the admitted and nonadmitted portions of each classification as of December 31, 2025 and 2024:

December 31, 2025
	Total Admitted	Total Nonadmitted
State:
Transferable	$—	$—
Non-transferable	—	—
Federal:
Transferable	$—	$—
Non-transferable	35	—

December 31, 2024
	Total Admitted	Total Nonadmitted
State:
Transferable	$—	$—
Non-transferable	—	—
Federal:
Transferable	$—	$—
Non-transferable	49	—

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company's behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, 2025 and 2024 was as follows:

	2025	2024
Fair value - positive	$32	$30
Fair value - negative	(52)	(36)

At December 31, 2025, 2024 and 2023, the Company has recorded unrealized gains (losses) of ($9), ($2) and $2, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss). The Company did not recognize any unrealized gains or losses during 2025, 2024 and 2023 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Summary of realized gains (losses) by derivative type for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Options:
Calls	$(7)	$(1)	$—
Puts	1	—	—
Total options	$(6)	$(1)	$—
Swaps:
Interest rate	$(1)	$8	$(40)
Total return	(41)	(77)	(49)
Total swaps	$(42)	$(69)	$(89)
Futures - net positions	35	(22)	(5)
Total realized gains (losses)	$(13)	$(92)	$(94)

The average estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2025 and 2024:

	Asset(1)		Liability(1)
	2025	2024	2025	2024
Derivative component of RSATs Credit default swaps	$6	$9	$—	$—

(1) Asset and liability classification of derivatives is based on each derivative's positive (asset) or negative (liability) book/adjusted carrying value.

The estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2025 and 2024:

	Asset(1)		Liability(1)
	2025	2024	2025	2024
Derivative component of RSATs Credit default swaps	$5	$8	$—	$—

(1) Asset and liability classification of derivatives is based on each derivative's positive (asset) or negative (liability) book/adjusted carrying value.

The Company did not have net realized gains (losses) on derivatives held for other than hedging purposes for the years ended December 31, 2025, 2024 and 2023.

As stated in Note 2, the Company replicates investment grade corporate bonds, sovereign debt, and commercial mortgage backed securities by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, a payment equal to the notional amount of the contract, less any potential recoveries as determined by the underlying agreement, will be made by the Company to the counterparty to the swap.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables present the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2025 and 2024:

		2025
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1
Single name credit default swaps (3)		$1	$103	1.5
Credit default swaps referencing indices		—	20	35.7
Subtotal		1	123	7.1
BBB	2
Single name credit default swaps (3)		3	106	1.7
Credit default swaps referencing indices		1	77	2.3
Subtotal		4	183	2.0
BB	3
Single name credit default swaps (3)		—	10	0.5
Subtotal		—	10	0.5
Total		$5	$316	3.9

(1)	The rating agency designations are based on availability and the blending of the applicable ratings among Moody's Investors Service, S&P, and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign government and state entities.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

		2024
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1
Single name credit default swaps (3)		$1	$101	2.4
Credit default swaps referencing indices		—	20	36.7
Subtotal		1	121	8.1
BBB	2
Single name credit default swaps (3)		4	176	2.1
Credit default swaps referencing indices		2	143	2.2
Subtotal		6	319	2.2
BB	3
Single name credit default swaps (3)		—	10	1.5
Subtotal		—	10	1.5
Total		$7	$450	3.7

(1) The rating agency designations are based on availability and the blending of the applicable ratings among Moody's Investors Service, S&P, and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3) Includes corporate, foreign government and state entities.

The Company may enter into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. At December 31, 2025 and 2024, there were not any potential future recoveries available to offset the $316 and $450, respectively, from the table above.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2025 and 2024, the Company’s outstanding derivative instruments, shown in notional or contract amounts and fair value, are summarized as follows:

	Contract or Notional Amount (1)		Fair Value
	2025	2024	2025	2024
Derivative assets:
Credit default swaps	$281	$434	$5	$8
Currency swaps	62	147	7	12
Equity swaps	11	258	—	5
Options	62	13	17	—
Derivative liabilities: Credit default swaps	46	35	—	—
Currency swaps	92	7	5	1
Equity futures	—	—	2	—
Equity swaps	264	31	10	—
Interest rate futures	—	—	1	1
Interest rate swaps	90	282	28	32
Interest rate forwards	60	—	1	—
Options	(195)	(26)	5	—

(1) Futures are presented in contract format. Swaps and options are presented in notional format.

Restricted Assets

The following tables show the pledged or restricted assets as of December 31, 2025 and 2024, respectively:

	Gross (Admitted & Nonadmitted) Restricted
	2025
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total
Collateral held under security lending agreements	$312	$—	$—	$—	$312
FHLB capital stock	3	—	—	—	3
On deposit with states	3	—	—	—	3
Pledged as collateral not captured in other categories	159	—	—	—	159

Collateral assets received and on balance sheet	13	—	—	—	13
Total restricted assets	$490	$—	$—	$—	$490

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Gross (Admitted & Nonadmitted) Restricted				Percentage
Restricted Asset Category	Total From Prior Year (2024)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$301	$11	$—	$312	1.03%	1.04%
FHLB capital stock	3	—	—	3	0.01%	0.01%
On deposit with states	3	—	—	3	0.01%	0.01%
Pledged as collateral not captured in other categories	160	(1)	—	159	0.53%	0.53%
Collateral assets received and on balance sheet	—	13	—	13	0.04%	0.04%
Total restricted assets	$467	$23	$—	$490	1.62%	1.63%

The following tables show the pledged or restricted assets in other categories as of December 31, 2025 and 2024, respectively:

	Gross (Admitted & Nonadmitted) Restricted
	2025
Description of Assets	Total G/A	G/A Supporting S/A Activity (a)	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity (b)	Total
Derivatives	$159	$—	$—	$—	$159
Total	$159	$—	$—	$—	$159
Total excluding derivative collateral (total minus amount of total pledged under derivative contracts)	$159	$—	$—	$—	$159

	Gross (Admitted & Nonadmitted) Restricted			Percentage
Description of Assets	Total From Prior Year (2024)	Increase/ (Decrease)	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivatives	$160	$(1)	$159	0.53%	0.53%
Total	$160	$(1)	$159	0.53%	0.53%

Total excluding derivative collateral (total minus amount of total pledged under derivative contracts)	$160	$(1)	$159	0.53%	0.53%

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables show the collateral received and reflected as assets within the financial statements as of December 31, 2025 and 2024:

	2025
	BACV	BACV	BACV	Fair Value	Fair Value
Collateral Assets	Collateral	Modco	FWH	Collateral	Modco
General Account
Cash	$13	$—	$—	$13	$—
Securities lending collateral assets	312	—	—	312	—
Other	—	—	—	—	—
Total collateral assets	$325	$—	$—	$325	$—

	2025
Collateral Assets	Fair Value FWH	% of BACV to Total Assets (Admitted and Nonadmitted)	% of BACV to Total Admitted Assets	BACV FWH Including Modco
General Account
Cash	$—	0.17%	0.17%	$—
Securities lending collateral assets	—	4.12%	4.17%	—
Other	—	—%	—%	—
Total collateral assets	$—	4.29%	4.34%	$—

	Amount	% of Liability to Total Liabilities
Recognized obligation to return collateral asset (General Account)	$325	4.88%

	2024
			% of CV to
			Total Assets	% of CV to
			(Admitted and	Total Admitted
Collateral Assets	Carrying Value	Fair Value	Nonadmitted)	Assets
Cash	$15	$15	0.20%	0.20%
Securities lending collateral assets	301	301	4.00	4.05
Other	3	3	0.04	0.04
Total collateral assets	$319	$319	4.24%	4.29%

	Amount	% of Liability to Total Liabilities
Recognized obligation to return collateral asset	$319	4.84%

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Net Investment Income

Detail of net investment income is presented below:

	Year Ended December 31
	2025	2024	2023
Income:
Bonds	$195	$198	$212
Common stocks	—	—	1
Mortgage loans on real estate	67	72	74
Policy loans	9	9	8
Cash, cash equivalents and short-term investments	10	13	7
Derivatives	25	24	25
Other invested assets	(2)	11	17
Gross investment income	304	327	344
Less: investment expenses	17	18	17
Net investment income before amortization of IMR	287	309	327
Amortization of IMR	(1)	1	3
Net investment income	$286	$310	$330

The gross, nonadmitted and admitted amounts for interest income due and accrued are presented in the following table:

	Year Ended December 31
	2025	2024
Gross	$52	$52
Nonadmitted	$—	$—
Admitted	$52	$52

At December 31, 2025, the Company had no cumulative amounts for paid-in-kind interest included in the principle balance. At December 31, 2024, the Company had insignificant cumulative amounts for paid-in-kind interest included in the principle balance.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Realized Capital Gains (Losses)

Net realized capital gains (losses) on investments, including OTTI, are summarized below:

	Realized
	Year Ended December 31
	2025	2024	2023
Bonds	$(7)	$(15)	$(10)
Common stocks	—	—	(1)
Derivatives	(13)	(92)	(94)
Other invested assets	(2)	5	1
Net realized capital gains (losses), before taxes	(22)	(102)	(104)
Federal income tax effect	(1)	3	(2)
Transfer from (to) interest maintenance reserve	1	12	6
Net realized capital gains (losses) on investments	$(22)	$(87)	$(100)

Unrealized Capital Gains (Losses)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2025	2024	2023
Bonds	$20	$(4)	$2
Common stocks	—	—	(2)
Derivatives	(26)	(1)	(1)
Other invested assets	(21)	(15)	19
Change in unrealized capital gains (losses), before taxes	(27)	(20)	18
Taxes on unrealized capital gains (losses)	3	3	(4)
Change in unrealized capital gains (losses), net of tax	$(24)	$(17)	$14

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Admitted Disallowed IMR

The Company has admitted net negative (disallowed) IMR in accordance with the following criteria:

A.	Fixed income investments generating IMR losses comply with the reporting entity’s documented investment or liability management policies.
B.	IMR losses for fixed income related derivatives are all in accordance with prudent and documented risk management procedures, in accordance with a reporting entity’s derivative use plans and reflect symmetry with historical treatment in which unrealized derivative gains were reversed to IMR and amortized in lieu of being recognized as realized gains upon derivative termination.
C.	Any deviation to (a) was either because of a temporary and transitory timing issue or related to a specific event, such as a reinsurance transaction, that mechanically made the cause of IMR losses not reflective of reinvestment activities.
D.	Asset sales that were generating admitted negative IMR were not compelled by liquidity pressures (e.g., to fund significant cash outflows including, but not limited to excess withdrawals and collateral calls).

The aggregate net negative (disallowed) IMR allocation is presented in the following table for the years ended December 31, 2025 and 2024:

	Total	General Account	Insulated Separate Account	Non-Insulated Separate Account
2025	$28	$11	$17	$—
2024	$27	$9	$18	$—

The allocation of the admitted negative (disallowed) IMR is presented in the following table for the years ended December 31, 2025 and 2024:

	Total	General Account	Insulated Separate Account	Non-Insulated Separate Account
2025	$28	$11	$17	$—
2024	$27	$9	$18	$—

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The calculation of adjusted capital and surplus with consideration of the negative (disallowed) IMR is presented in the following table for the years ended December 31, 2025 and 2024:

	2025	2024
Prior period, as of September 30, the most recent statement filed with the NYDFS, general account capital and surplus	$796	$814
From prior period SAP financials:
Net positive goodwill (admitted)	—	—
EDP equipment & operating system software (admitted)	—	—
Net DTAs (admitted)	22	22
Net negative (disallowed) IMR (admitted)	11	8
Adjusted capital and surplus	$763	$784

The admitted net negative (disallowed) IMR represents 3.67% and 3.44% of adjusted capital and surplus for 2025 and 2024.

The Company did not have gains/losses associated with derivatives sold allocated to IMR during 2025 and 2024.

6. Policy and Contract Attributes

Insurance Liabilities

Policy reserves, deposit-type contracts and policy claims at December 31, 2025 and 2024 were as follows:

	Year Ended December 31
	2025	2024
Life insurance reserves	$1,786	$1,640
Annuity reserves and supplementary contracts with life contingencies	3,907	3,942
Accident and health reserves (including long term care)	206	281
Total policy reserves	$5,899	$5,863
Deposit-type contracts	31	32
Policy claims	33	32
Total policy reserves, deposit-type contracts and claim liabilities	$5,963	$5,927

Life Insurance Reserves

The aggregate policy reserves for life insurance policies are based upon the 1941, 1958, 1980, 2001 and 2017 Commissioner's Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 7.25 percent and are computed principally on the Net Level Premium Valuation and the Commissioner's Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner's Reserve

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Valuation Method. Indexed Universal Life Insurance issued after January 1, 2020, follows Valuation Manual section 20 (VM-20) reserve requirements.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, reserves are determined by computing the regular reserve for the plan at the true age and holding, in addition, the unearned portion of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner's Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

As of December 31, 2025 and 2024, the Company had insurance in force aggregating $1,961 and $2,526, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the NYDFS. The Company established policy reserves of $395 and $422 to cover these deficiencies as of December 31, 2025 and 2024, respectively.

The Company does not issue participating life insurance policies.

Annuity Reserves and Supplementary Contracts Involving Life Contingencies

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest.

Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 1.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include GICs and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications of Insurance or Managed Care Contracts. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

For variable annuities with guaranteed living benefits and/or minimum guaranteed death benefits, the Company complies with Reg 213. Reg 213 specifies statutory reserve requirements for variable annuity contracts (VACARVM) with benefit guarantees and without benefit guarantees and related products. Examples of covered guaranteed benefits include return of premium death benefits, guaranteed minimum accumulation benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The Reg 213 reserve calculations include standard scenario calculations from the prior Actuarial Guideline 43

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

(AG 43) as well as reserve requirements based on the NAIC Valuation Manual Section 21 (VM-21) Principles Based Reserving for Variable Annuities. The reserve for contracts falling within the scope of Reg 213 is split into pre and post January 1, 2020 contract issues and is calculated at a contract level with no aggregation. For pre 2020 business, the reserve is the greater of the VM-21 reserve or the modified AG 43 standard scenario reserve. For post 2020 business, the reserve is the greater of the VM-21 reserve and the New York Objective Floor; the New York Objective Floor is the maximum of two distinct modified AG 43 standard scenario reserves, the cash surrender value and the option value floor.

The VM-21 reserve is equal to the Conditional Tail Expectation (CTE) amount plus an additional standard projection amount if the Company’s non-economic assumptions differ enough from industry assumptions. To determine the CTE amount, the Company uses 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) and the Society of Actuaries and prudent estimate assumptions based on Company experience. The Standard Projection Amount is determined using the same CTE calculations but replaces the Company’s own assumptions with prescribed assumptions and methods specified in VM-21.

Accident and Health Liabilities

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

At December 31, 2025 and 2024, the Company had no premium deficiency reserve related to accident and health policies.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2025
2025	$—	$80	$43	$37
2024 and prior	41	2	34	9
	41	$82	$77	46
Active life reserve	$255			$175
Total accident and health reserves	$296			$221

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2024
2024	$—	$72	$40	$32
2023 and prior	41	(1)	31	9
	41	$71	$71	41
Active life reserve	$252			$255
Total accident and health reserves	$293			$296

The change in the Company's unpaid claims reserve was $2 and ($1) for the years ended December 31, 2025 and 2024, respectively, for health claims that were incurred prior to those Balance Sheets date. The change in 2025 was due to the LTC block releasing NY Sound Value at the end of 2025, causing a $75M reduction. There were no significant drivers of the change in 2024.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Activity in the liability for unpaid claims adjustment expense is summarized as follows:

	Liability Beginning of Year	Incurred	Paid	Liability End of Year
Year ended December 31, 2025
2025	$—	$1	$—	$1
2024 and prior	—	1	1	—
	$—	$2	$1	$1
Year ended December 31, 2024
2024	$—	$1	$1	$—
2023 and prior	—	—	—	—
	$—	$1	$1	$—

There was no significant change in the claim adjustment expense provision for insured events of prior years during 2025.

Premium and Annuity Considerations Deferred and Uncollected

Reserves on the Company's traditional life insurance products are computed using mean and interpolated or mid-terminal reserving methodologies. The mean methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. The interpolated methodologies do not require the establishment of such assets, however, it is required to hold unearned premium liabilities. At December 31, 2025 and 2024, the gross premiums and net of loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	2025		2024
	Gross	Net of Loading	Gross	Net of Loading
Life and annuity:	$—	$—	$2	$1
Ordinary renewal business	$—	$—	$2	$1

Deposit-type Contracts

Tabular interest on funds not involving life contingencies has been determined primarily by formula.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's annuity, deposit fund and life products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on annuity and deposit fund products, by withdrawal characteristics, is summarized as follows:

	December 31 2025
	General Account	Separate Account with Guarantees	Separate Account Non Guaranteed	Total	Percent
Individual Annuities:
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$—	$82	$—	$82	2%
At book value less surrender charge of 5% or more	60	—	—	60	1
At fair value	—	—	4,291	4,291	83
Total with adjustment or at fair value	60	82	4,291	4,433	86
At book value without adjustment (minimal or no charge or adjustment)	445	—	—	445	9
Not subject to discretionary withdrawal provision	245	—	24	269	5
Total individual annuity reserves	750	82	4,315	5,147	100%
Less reinsurance ceded	134	—	—	134
Net individual annuities reserves	$616	$82	$4,315	$5,013
Amount included in book valueless surrender charge above that will move to book value without adjustment in the year after the statement date	$20	$—	$—	$20

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31 2025
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Group Annuities:
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$821	$2	$—	$823	4%
At book value less surrender charge of 5% or more	383	—	—	383	2
At fair value	—	221	16,863	17,084	81
Total with adjustment or at fair value	1,204	223	16,863	18,290	87
At book value without adjustment (minimal or no charge or adjustment)	1,645	41	—	1,686	8
Not subject to discretionary withdrawal provision	417	—	680	1,097	5
Total group annuities reserves	3,266	264	17,543	21,073	100%
Net group annuities reserves	$3,266	$264	$17,543	$21,073

	December 31 2025
	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent
Deposit-type contracts (no life contingencies):
Subject to discretionary withdrawal with adjustment:
At book value without adjustment (minimal or no charge or adjustment)	$1	$—	$—	$1	2%
Not subject to discretionary withdrawal provision	43	—	2	45	98
Total deposit-type contracts	44	—	2	46	100%
Less reinsurance ceded	13	—	—	13
Net deposit-type contracts	$31	$—	$2	$33

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Amount
Reconciliation to the Annual Statement:
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$3,825
Exhibit 5, Supp contracts with life contingencies section, total (net)	57
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	31
Subtotal	3,913
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	22,170
Exhibit 3, Supp contracts with life contingencies section, total	34
Other contract deposit funds	2
Subtotal	22,206
Combined total	$26,119

	December 31 2024
	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent
Individual Annuities:
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$—	$17	$—	$17	—%
At book value less surrender charge of 5% or more	51	—	—	51	1
At fair value	—	—	4,225	4,225	84
Total with adjustment or at fair value	51	17	4,225	4,293	85
At book value without adjustment (minimal or no charge or adjustment)	487	—	—	487	10
Not subject to discretionary withdrawal provision	229	—	21	250	5
Total individual annuity reserves	767	17	4,246	5,030	100%
Less reinsurance ceded	135	—	—	135
Net individual annuity reserves	$632	$17	$4,246	$4,895

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	$12	$—	$—	$12

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31 2024
	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent
Group Annuities:
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$786	$1	$—	$787	4%
At book value less surrender charge of 5% or more	414	—	—	414	2
At fair value	—	258	15,355	15,613	79
Total with adjustment or at fair value	1,200	259	15,355	16,814	85
At book value without adjustment (minimal or no charge or adjustment)	1,666	46	—	1,712	9
Not subject to discretionary withdrawal provision	444	—	692	1,136	6
Total group annuity reserves	3,310	305	16,047	19,662	100%
Net group annuity reserves	$3,310	$305	$16,047	$19,662

	December 31 2024
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Deposit-type contracts (no life contingencies):
Subject to discretionary withdrawal with adjustment:
At book value without adjustment (minimal or no charge or adjustment)	$1	$—	$—	$1	2%
Not subject to discretionary withdrawal provision	44	—	1	45	98
Total deposit-type contracts	45	—	1	46	100%
Less reinsurance ceded	13	—	—	13
Net deposit-type contracts	$32	$—	$1	$33

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Amount
Reconciliation to the Annual Statement:
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$3,888
Exhibit 5, Supp contracts with life contingencies section, total (net)	54
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	32
Subtotal	3,974
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	20, 584
Exhibit 3, Supp contracts with life contingencies section, total	31
Other contract deposit funds	1
Subtotal	20,616
Combined total	$24,590

The amount of reserves on life products, by withdrawal characteristics, is summarized as follows:

	December 31 2025
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$—	$1	$1
Universal life	691	675	735
Universal life with secondary guarantees	39	22	82
Indexed universal life with secondary guarantees	709	608	651
Other permanent cash value life insurance	—	66	80
Variable universal life	55	55	57
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	—	—	270
Accidental death benefits	—	—	1
Disability - active lives	—	—	2
Disability - disabled lives	—	—	7
Miscellaneous reserves	—	—	91

Total (gross)	1,494	1,427	1,977
Reinsurance ceded	176	176	191
Total (net)	$1,318	$1,251	$1,786

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

As of December 31, 2025, the Company did not hold any life reserves for separate accounts with guarantees.

	December 31 2025
	Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$337	$337	$337
Total (net)	$337	$337	$337

Amount
Reconciliation to the Annual Statement:
Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$1,685
Exhibit 5, Accidental death benefits section total (net)	1
Exhibit 5, Disability - active lives section, total (net)	2
Exhibit 5, Disability - disabled lives section, total (net)	7
Exhibit 5, Miscellaneous reserves section, total (net)	91
Subtotal	1,786
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	337
Subtotal	337
Combined total	$2,123

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31 2024
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$—	$1	$2
Universal life	681	587	721
Universal life with secondary guarantees	31	26	84
Indexed universal life with secondary guarantees	612	515	549
Other permanent cash value life insurance	—	66	82
Variable universal life	26	27	55
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	—	—	275
Disability - active lives	—	—	1
Disability - disabled lives	—	—	8
Miscellaneous reserves	—	—	56
Total (gross)	1,350	1,222	1,833
Reinsurance ceded	176	176	192
Total (net)	$1,174	$1,046	$1,641

As of December 31, 2024, the Company did not hold any life reserves for separate accounts with guarantees.

	December 31 2024
	Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans: Variable universal life	$171	$170	$308
Total (net)	$171	$170	$308

Amount
Reconciliation to the Annual Statement:
Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$1,575
Exhibit 5, Disability - active lives section, total (net)	1
Exhibit 5, Disability - disabled lives section, total (net)	8

Exhibit 5, Miscellaneous reserves section, total (net)	56
Subtotal	1,640
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	308
Subtotal	308
Combined total	$1,948

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Separate Accounts

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2025, 2024 and 2023 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2025	$—	$31	$3,309	$3,340
Reserves for separate accounts as of December 31, 2025 with assets at:
Fair value	$—	$—	$22,197	$22,197
Amortized cost	67	279	—	346
Total as of December 31, 2025	$67	$279	$22,197	$22,543
Reserves for separate accounts by withdrawal characteristics as of December 31, 2025:
With fair value adjustment	$67	$17	$—	$84
At fair value	—	221	21,491	21,712
At book value without fair value adjustment and with current surrender charge of less than 5%	—	41	—	41
Subtotal	67	279	21,491	21,837
Not subject to discretionary withdrawal	—	—	706	706
Total separate account reserve liabilities at December 31, 2025	$67	$279	$22,197	$22,543

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2024	$—	$27	$4,154	$4,181
Reserves for separate accounts as of December 31, 2024 with assets at:
Fair value	$—	$—	$20,601	$20,601
Amortized cost	1	321	—	322
Total as of December 31, 2024	$1	$321	$20,601	$20,923
Reserves for separate accounts by withdrawal characteristics as of December 31, 2024:
With fair value adjustment	$1	$18	$—	$19
At fair value	—	258	19,887	20,145
At book value without fair value adjustment and with current surrender charge of less than 5%	—	46	—	46
Subtotal	1	322	19,887	20,210
Not subject to discretionary withdrawal	—	—	714	714
Total separate account reserve liabilities at December 31, 2024	$1	$322	$20,601	$20,924

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2023	$48	$2,576	$2,624
Reserves for separate accounts as of December 31, 2023 with assets at:
Fair value	$—	$17,995	$17,995
Amortized cost	391	—	391
Total as of December 31, 2023	$391	$17,995	$18,386
Reserves for separate accounts by withdrawal characteristics as of December 31, 2023:
With fair value adjustment	$19	$—	$19
At fair value	323	17,177	17,500
At book value without fair value adjustment and with current surrender charge of less than 5%	49	—	49
Subtotal	391	17,177	17,568
Not subject to discretionary withdrawal	—	818	818
Total separate account reserve liabilities at December 31, 2023	$391	$17,995	$18,386

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2025	2024	2023
Transfer as reported in the Summary of Operations of the separate accounts statement:
Transfers to separate accounts	$3,345	$4,187	$2,635
Transfers from separate accounts	4,541	3,979	(3,006)
Net transfers from separate accounts	(1,196)	208	(371)
Miscellaneous reconciling adjustments	1	1	6
Net transfers as reported in the Summary of Operations of the life, accident and health annual statement	$(1,195)	$209	$(365)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. The assets legally insulated from general account claims at December 31, 2025 and 2024 are attributed to the following products:

	2025	2024
Variable life	$337	$138
Variable universal life	—	171
Variable annuities	4,640	4,550
Group annuities	15,761	14,285
Registered market value separate accounts	618	608
Non-registered market value separate accounts	56	59
Par annuities	827	831
Registered market value annuity product - SPL	—	2
Book value separate accounts	278	330
Total separate account assets	$22,517	$20,974

At December 31, 2025 and 2024, the Company held separate account assets not legally insulated from the general account in the amount of $86 and $19, respectively.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account paid risk charges of $47, $49, $49, $51 and $53, to the general account in 2025, 2024, 2023, 2022 and 2021, respectively. During the years ended December 31, 2025, 2024, 2023 and 2022, the general account of the Company had paid $1, $1, $2 and $2, respectively, toward separate account guarantees, with an insignificant amount paid in 2021.

At December 31, 2025 and 2024, the Company reported guaranteed separate account assets at amortized cost in the amount of $320 and $301, respectively, based upon the prescribed practice granted by the State of New York as described in Note 2. These assets had a fair value of $321 and $296 at December 31, 2025 and 2024, respectively, which would have resulted in an unrealized gain/(loss) of $1 and ($5), respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

7. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company coinsures up to 100% of select policies or reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums and annuity considerations include the following reinsurance amounts:

	Year Ended December 31
	2025	2024	2023
Direct premiums	$4,344	$5,051	$3,527
Reinsurance assumed - non affiliates	180	190	189
Reinsurance ceded - non affiliates	(188)	(194)	(125)
Reinsurance ceded - affiliates	—	—	(74)
Net premiums earned	$4,336	$5,047	$3,517

The Company received reinsurance recoveries in the amount of $234, $212 and $238 during 2025, 2024 and 2023, respectively. At December 31, 2025 and 2024, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $77 and $89, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2025 and 2024 of $1,444 and $1,527, respectively, of which $0 and $0 were ceded to affiliates, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

8. Income Taxes

The net deferred income tax asset at December 31, 2025 and 2024 and the change from the prior year are comprised of the following components:

	December 31, 2025
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$104	$10	$114
Statutory Valuation Allowance Adjustment	—	—	—
Adjusted Gross Deferred Tax Assets	104	10	114
Deferred Tax Assets Nonadmitted	69	—	69
Subtotal (Net Deferred Tax Assets)	35	10	45
Deferred Tax Liabilities	7	17	24
Net Admitted Deferred Tax Assets (Liabilities)	$28	$(7)	$21

	December 31, 2024
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$99	$10	$109
Statutory Valuation Allowance Adjustment	—	—	—
Adjusted Gross Deferred Tax Assets	99	10	109
Deferred Tax Assets Nonadmitted	57	—	57
Subtotal (Net Deferred Tax Assets)	42	10	52
Deferred Tax Liabilities	15	16	31
Net Admitted Deferred Tax Assets (Liabilities)	$27	$(6)	$21

	Ordinary	Change Capital	Total
Gross Deferred Tax Assets	$5	$—	$5
Statutory Valuation Allowance Adjustment	—	—	—
Adjusted Gross Deferred Tax Assets	5	—	5
Deferred Tax Assets Nonadmitted	12	—	12
Subtotal (Net Deferred Tax Assets)	(7)	—	(7)
Deferred Tax Liabilities	(8)	1	(7)
Net Admitted Deferred Tax Assets (Liabilities)	$1	$(1)	$—

The Company recognized all of its deferred tax liabilities as of December 31, 2025 and 2024.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2025	2024	Change
Deferred Tax Assets:
Ordinary
Policyholder reserves	$58	$60	$(2)
Investments	7	1	6
Deferred acquisition costs	34	32	2
Compensation and benefits accrual	1	1	—
Receivables - nonadmitted	4	4	—
Other	—	1	(1)
Subtotal	104	99	5
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	69	57	12
Admitted ordinary deferred tax assets	35	42	(7)
Capital
Investments	10	10	—
Other		—	—
Subtotal	10	10	—
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	—	—	—
Admitted capital deferred tax assets	10	10	—
Admitted deferred tax assets	$45	$52	$(7)

	Year Ended December 31
	2025	2024	Change
Deferred Tax Liabilities:
Ordinary
Investments	$3	$3	$—
Policyholder reserves	4	12	(8)
Other	—	—	—
Subtotal	7	15	(8)
Capital

Investments	17	16	1
Other	—	—	—
Subtotal	17	16	1
Deferred tax liabilities	24	31	(7)
Net admitted deferred tax assets (liabilities)	$21	$21	$—

As a result of the 2017 Tax Cuts and Jobs Act (TCJA), the Company’s tax reserve deductible temporary difference increased by $18. This change results in an offsetting $(18) taxable temporary difference that has been fully amortized into taxable income as of December 31, 2025.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

On July 4, 2025, the One Big Beautiful Bill (Bill) was passed into US law. The Company has no material tax impacts related to the Bill in its December 31, 2025 results.

The Inflation Reduction Act was enacted during the third quarter 2022 reporting period on August 16, 2022. The act included a provision which subjects high earning corporate taxpayers to the Corporate Alternative Minimum Tax (CAMT). The Company is part of an affiliated group that has determined it is a nonapplicable reporting entity for CAMT in 2023, 2024, or 2025 and has not included any impacts of the CAMT in the financial statements as of December 31, 2025.

As discussed in Note 2, for the years ended December 31, 2025 and 2024, the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

	December 31, 2025
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$1	$1
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	18	2	20
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	18	2	20
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	120
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	17	7	24
2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$35	$10	$45

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31, 2024
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$1	$—	$1
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	18	3	21
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	18	3	21
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	122
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	23	7	30
2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$42	$10	$52

	Ordinary	Change Capital	Total
Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$(1)	$1	$—
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	—	(1)	(1)
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	—	(1)	(1)
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	(2)
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	(6)	—	(6)
2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$(7)	$—	$(7)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31
	2025	2024
Ratio Percentage Used To Determine Recovery
Period and Threshold Limitation Amount	1148%	1203%
Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold
Limitation in 2(b)2 Above	$803	$810

The impact of tax planning strategies at December 31, 2025 and 2024 was as follows:

	December 31, 2025
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%
(% of Total Net Admitted Adjusted Gross DTAs)	8%	0%	8%

	December 31, 2024
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%
(% of Total Net Admitted Adjusted Gross DTAs)	7%	0%	7%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2025	2024	Change
Current Income Tax
Federal	$17	$15	$2
Subtotal	17	15	2
Federal income tax on net capital gains	1	(3)	4
Federal and foreign income taxes incurred	$18	$12	$6

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Year Ended December 31
	2024	2023	Change
Current Income Tax
Federal	$15	$24	$(9)
Subtotal	15	24	(9)
Federal income tax on net capital gains	(3)	2	(5)
Federal and foreign income taxes incurred	$12	$26	$(14)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows:

	Year Ended December 31
	2025	2024	2023
Current income taxes incurred	$18	$12	$26
Change in deferred income taxes (without tax on unrealized gains and losses)	(9)	—	(1)
Total income tax reported	$9	$12	$25
Income before taxes	$155	$136	$210
Federal statutory tax rate	21.00%	21.00%	21.00%
Expected income tax expense (benefit) at statutory rate	$33	$29	$44
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	$(3)	$(2)	$(3)
Nondeductible expenses	1	—	—
Pre-tax items reported net of tax	—	—	(2)
Tax credits	(14)	(15)	(15)
Prior period tax return adjustment	(2)	3	(1)
Change in uncertain tax positions	(2)	—	—
Deferred tax change on other items in surplus	(2)	4	2
Other	(2)	(7)	—
Total income tax reported	$9	$12	$25

The Company’s federal income tax return is consolidated with other includible affiliated companies. Please see the listing of companies in Appendix A. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not been filed for 2025.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

There was an insignificant amount of operating loss and tax credit carryforwards available for tax purposes as of December 31, 2025.

The following is income tax expense for current year and preceding years that is available for recoupment in the event of future losses:

Total
2023	$—
2024	—
2025	1

The Company did not have any deposits admitted under Internal Revenue Code Section 6603 for December 31, 2025 and 2024.

The total amount of the unrecognized tax benefits that if recognized would affect the effective income tax rate:

Unrecognized Tax Benefits
Balance at January 1, 2024	$2
Tax positions taken during prior period	—
Tax positions taken during current period	—
Settlements with taxing authorities	—
Lapse of applicable statute of limitations	—
Balance at December 31, 2024	$2
Tax positions taken during prior period	(2)
Tax positions taken during current period	—
Settlements with taxing authorities	—
Lapse of applicable statute of limitations	—
Balance at December 31, 2025	$—

The Company is not subject to the repatriation transition tax.

The Company did not have any alternative minimum tax credit carryovers as of December 31, 2025 and 2024.

The IRS has completed its examination of 2014 - 2017 with an expected refund for 2014 pending Joint Committee on Taxation approval. The 2018 amended tax return remains under audit, and the IRS opened exam on the 2019 tax return. Federal income tax returns filed in 2020 through 2024 remain open, subject to potential future examination. The statute of limitations for all other tax years have been closed. The Company believes there are adequate defenses against, or sufficient provisions established related to any open or contested tax positions.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company classifies interest and penalties related to income taxes as income tax expense. The amount of interest and penalties accrued on the balance sheet as income taxes includes the following:

	Interest	Penalties	Total payable (receivable)
Balance at January 1, 2023	$1	$—	$1
Balance at December 31, 2023	$1	$—	$1
Balance at December 31, 2024	$1	$—	$1
Interest expense (benefit)	(1)	—	(1)
Balance at December 31, 2025	$—	$—	$—

9. Capital and Surplus

The Company has authorized 24,000 common stock shares at $125 per share par value, of which 15,067 shares were issued and outstanding at December 31, 2025 and 2024.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31 (excluding any reported special surplus), or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year, not to exceed earned surplus as of the preceding December 31. New York law grants the Commissioner authority to approve, or in some cases non-disapprove, distributions requested in excess of these limitations.

On September 26, 2025, the Company paid an ordinary common stock dividend of $65 to TA Corp.

On March 27, 2025, the Company paid an ordinary common stock dividend of $65 to TA Corp.

On September 26, 2024, the Company paid an ordinary common stock dividend of $125 to TA Corp.

On March 28, 2024, the Company paid an ordinary common stock dividend of $75 to TA Corp.

On September 28, 2023, the Company paid an ordinary common stock dividend of $95 to TA Corp.

On March 30, 2023, the Company paid an ordinary common stock dividend of $75 to TA Corp.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on various risk factors. At December 31, 2025 and 2024, the Company met the minimum RBC requirements.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company held special surplus funds in the amount of $15 and $14, as of December 31, 2025 and 2024, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

The Company held special surplus funds in the amount of $11 and $9, as of December 31, 2025 and 2024, respectively, for admitted disallowed IMR as required under INT 23-01.

10. Securities Lending

The Company participates in an agent-managed securities lending program in which the Company primarily loans out US Treasuries and other bonds. The Company receives collateral equal to 102% of the fair value of the loaned government or other domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2025 and 2024, respectively, securities with a fair value of $301 and $289 were on loan under securities lending agreements. At December 31, 2025 and 2024, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $312 and $301 at December 31, 2025 and 2024, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

	Fair Value
	2025	2024
Open	$312	$301
Securities received	—	—
Total collateral received	$312	$301

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The maturity dates of the reinvested securities lending collateral are as follows:

	2025		2024
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$41	$41	$36	$36
30 days or less	112	112	91	91
31 to 60 days	18	18	27	27
61 to 90 days	31	31	87	87
91 to 120 days	13	13	8	8
121 to 180 days	46	46	46	46
181 to 365 days	32	32	6	6
2 to 3 years	6	6	—	—
Greater than 3 years	13	13	—	—
Total	312	312	301	301
Securities received	—	—	—	—
Total collateral reinvested	$312	$312	$301	$301

For securities lending, the Company’s source of cash used to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $313 (fair value of $312) that are currently tradable securities that could be sold and used to pay for the $312 in collateral calls that could come due under a worst-case scenario.

The following table presents collateral associated with securities lending transactions that extend beyond one year for 2025 and 2024:

Description of collateral	2025	2024
ABS credit cards	$4	$—
ABS autos	9	—
ABS other non-housing	6	—
Total collateral extending beyond
one year of the reporting date	$19	$—

11. Retirement and Compensation Plans

Defined Contribution Plans

The Company’s employees participate in a contributory defined contribution plan sponsored by TA Corp which is qualified under Section 401(k) of the Internal Revenue Code. Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key employees. The Company will contribute an amount up to four percent of the participant’s eligible earnings per the plan’s matching formula. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

(ERISA), as amended. Benefits expense of $1, $1 and $1 was allocated to the Company for the years ended December 31, 2025, 2024 and 2023, respectively.

Defined Benefit Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The benefits are based on the employee’s eligible compensation. The plan provides benefits based on a cash balance formula. The plan is subject to the reporting and disclosure requirements of the ERISA.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory. The benefits are based on the employee’s eligible compensation. The plans provide benefits based on a cash balance formula. The plans are unfunded and nonqualified under the IRS Code.

The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense related to both the qualified defined pension plan and the supplemental retirement plans is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations, which is within the guidelines of SSAP No. 102, Pensions. Pension expenses were $1, $1 and $1 for the years ended December 31, 2025, 2024 and 2023, respectively.

In addition to pension benefits, TA Corp sponsors unfunded plans that provide health care and life insurance benefits to retired Company employees meeting certain eligibility requirements. The Company has no legal obligation for the plans. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations, which is within the guidelines of SSAP No. 92, Postretirement Benefits Other Than Pensions. The Company’s allocation of postretirement expenses for the years ended December 31, 2025, 2024 and 2023 was insignificant.

Other Plans

TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2025, 2024 and 2023 was insignificant.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between TA Corp and the Company, TA Corp will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by TA Corp as needed.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company and an affiliate, Transamerica Life Insurance Company, are parties to a Shared Services and Cost Sharing Agreement whereby both provide accounting, administrative, and other advisory services in accordance with the agreement. The net amount received/(paid) by the Company as a result of being a party to these agreements was ($60), $54 and $64 during 2025, 2024 and 2023, respectively. Fees charged between affiliates approximate their cost.

The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors (AURA), LLC whereby AURA serves as the administrator and advisor for the Company’s mortgage loan operations. The Company paid $5, $6 and $6 for these services during 2025, 2024 and 2023, respectively.

The Company is party to an Investment Management Agreement with AEGON USA Investment Management (AUIM), LLC whereby AUIM acts as a discretionary investment manager for the Company. The Company paid $11, $11 and $11 for these services during 2025, 2024 and 2023, respectively.

The Company has an administration service agreement with Transamerica Asset Management to provide administrative services to the Transamerica Series Trust. The Company received $6, $7 and $7 for these services during 2025, 2024 and 2023, respectively.

Transamerica Capital, LLC provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $23 for the year ended December 31, 2025 and an insignificant amount of expenses under this agreement for the years ended December 31, 2024 and 2023.

During 2025, the Company purchased $152 of other invested assets from Transamerica Life Insurance Company (TLIC) and a modified separate account of TLIC for $130 and $22, respectively.

Receivables from (payables to) affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2025 and 2024, respectively, the Company received (paid) net interest of ($1) and ($1) from (to) affiliates. During 2023, the Company received (paid) an insignificant amount of net interest from (to) affiliates. At December 31, 2025 and 2024, respectively, the Company reported net receivables (payables) from (to) affiliates of ($41) and ($27), respectively. Terms of settlement require that these amounts are settled within 90 days of quarter-end per the requirements of SSAP No. 25, Affiliates and Other Related Parties.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2025, the Company did not have an outstanding intercompany notes receivable.

At December 31, 2024, the Company had outstanding intercompany notes receivables of $100, as shown below:

Receivable from	Amount	Transaction Date	Due By	Interest Rate	Transaction Repaid Date
TA Corp	$50	March 27, 2024	March 27, 2025	5.33%	—
TA Corp	25	April 26, 2024	April 26, 2025	5.33	—
TA Corp	25	June 25, 2024	June 25, 2025	5.30	—

The Company utilizes the look-through approach in valuing its investment in the following entities.

Book Adjusted Carrying Value
Real Estate Alternatives Portfolio 4 HR, LLC	$6
Aegon Workforce Housing Fund 2, L.P.	35
Natural Resources Alternatives Portfolio I, LLC	23
Natural Resources Alternatives Portfolio II, LLC	86
Natural Resources Alternatives Portfolio 3, LLC	38
Zero Beta Fund, LLC	1
TA-APOP I-A, LLC	12
TA-APOP I, LLC	55
$256

These entity’s financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97 entities and/or non-SCA SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, entities owned by these entities. All liabilities, commitments, contingencies, guarantees or obligations of these entities which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these entities.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables show the disclosures for all SCA investments, except 8bi entities, Balance Sheets value (admitted and nonadmitted) and the NAIC responses for the SCA filings as of December 31, 2025 and 2024:

December 31, 2025
SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
SSAP No. 97 8a Entities
None	—%	$—	$—	$—
Total SSAP No. 97 8a Entities	XXX	$—	$—	$—
SSAP No. 97 8b(ii) Entities
None	—%	$—	$—	$—
Total SSAP No. 97 8b(ii) Entities	XXX	$—	$—	$—
SSAP No. 97 8b(iii) Entities Real Estate Alternatives Portfolio 3A, Inc.	9%	$—	$—	$—
Total SSAP No. 97 8b(iii) Entities	XXX	$—	$—	$—
SSAP No. 97 8b(iv) Entities
None	—%	$—	$—	$—
Total SSAP No. 97 8b(iv) Entities	XXX	$—	$—	$—
Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$—	$—	$—
Aggregate Total	XXX	$—	$—	$—

December 31, 2024
SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
SSAP No. 97 8a Entities
None	—%	$—	$—	$—
Total SSAP No. 97 8a Entities	XXX	$—	$—	$—
SSAP No. 97 8b(ii) Entities
None	—%	$—	$—	$—
Total SSAP No. 97 8b(ii) Entities	XXX	$—	$—	$—
SSAP No. 97 8b(iii) Entities Real Estate Alternatives Portfolio 3A, Inc.	9%	$—	$—	$—
Total SSAP No. 97 8b(iii) Entities	XXX	$—	$—	$—

SSAP No. 97 8b(iv) Entities
None	—%	$—	$—	$—
Total SSAP No. 97 8b(iv) Entities	XXX	$—	$—	$—
Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$—	$—	$—
Aggregate Total	XXX	$—	$—	$—

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following table shows the NAIC responses for the SCA filings (except 8bi entities):

December 31, 2025
SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount (1)	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
None			$—
Total SSAP No. 97 8a Entities	—	—	$—	—	—	—
SSAP No. 97 8b(ii) Entities
None			$—
Total SSAP No. 97 8b(ii) Entities	—	—	$—	—	—	—
SSAP No. 97 8b(iii) Entities
Real Estate Alternatives Portfolio 3A, Inc.	NA		$—	—	—	I
Total SSAP No. 97 8b(iii) Entities	—	—	$—	—	—	—
SSAP No. 97 8b(iv) Entities
None			$—	—	—	—
Total SSAP No. 97 8b(iv) Entities	—	—	$—	—	—	—
Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$—	—	—	—
Aggregate Total	—	—	$—	—	—	—

* S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

** I – Immaterial or M – Material

(1) NAIC Valuation Amount is as of the Filing Date to the NAIC

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2024
SCA Entity	Type of NAIC Filing *	Date of Filing to the NAIC	NAIC Valuation Amount (1)	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
None			$—
Total SSAP No. 97 8a Entities	—	—	$—	—	—	—
SSAP No. 97 8b(ii) Entities
None			$—
Total SSAP No. 97 8b(ii) Entities	—	—	$—	—	—	—
SSAP No. 97 8b(iii) Entities
Real Estate Alternatives Portfolio 3A, Inc.	NA		$—	—	—	I
Total SSAP No. 97 8b(iii) Entities	—	—	$—	—	—	—
SSAP No. 97 8b(iv) Entities
None			$—	—	—	—
Total SSAP No. 97 8b(iv) Entities	—	—	$—	—	—	—
Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$—	—	—	—
Aggregate Total	—	—	$—	—	—	—

* S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

** I – Immaterial or M – Material

(1) NAIC Valuation Amount is as of the Filing Date to the NAIC

Information regarding the Company’s affiliated reinsurance transactions is available in Note 7.

13. Managing General Agents and Third-Party Administrators

The Company utilizes managing general agents (MGA) and third-party administrators (TPA) in its operation. There were no MGA’s/TPA’s that wrote premiums in excess of 5% of the Company’s surplus.

14. Commitments and Contingencies

At December 31, 2025, the Company has no mortgage loan commitments. At December 31, 2024, the Company has mortgage loan commitments of $2.

The Company has contingent commitments of $94 and $42, as of December 31, 2025 and 2024, respectively, to provide additional funding for joint ventures, partnerships and limited liability companies, which includes LIHTC commitments of $1 and $0, respectively.

The Company leases office buildings and equipment under various non-cancelable operating lease agreements. Rental expense for the years 2025 and 2024 was insignificant.

At December 31, 2025, the minimum aggregate rental commitment was insignificant.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2025 and 2024, there were no private placement commitments outstanding.

The Company may pledge cash as collateral for derivative transactions. When cash is pledged as collateral, it is derecognized and a receivable is recorded to reflect the eventual return of that cash by the counterparty. There was no amount of cash collateral pledged by the Company as of December 31, 2025 and 2024.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s Balance Sheets. The amount of cash collateral received as of December 31, 2025 and 2024, respectively, was $13 and $18.

At December 31, 2025 and 2024, securities in the amount of $7 and $7, respectively, were posted to the Company as collateral from derivative counterparties. The securities were not included on the Company’s Balance Sheets as the Company does not have the ability to sell or repledge the collateral.

The Company is a member of the FHLB of New York. Through its membership, the Company establishes the option to access funds through secured borrowing arrangements with the FHLB. The Company is not in an active borrowing position; therefore, collateral pledged and borrowings are not applicable for this Company.

At December 31, 2025 and 2024, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2025	2024
Membership Stock:
Class B	$3	$3
Total	$3	$3

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2025 and 2024, membership stock (Class A and B) eligible for redemption and the anticipated timeframe for redemption was as follows:

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
December 31, 2025
Membership Stock
Class B	$—	$—	$—	$3
Total	$—	$—	$—	$3

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
December 31, 2024
Membership Stock
Class B	$—	$—	$—	$3
Total	$—	$—	$—	$3

The Company may be a party to legal proceedings involving a variety of issues incidental to its business, including class action lawsuits. Lawsuits may be brought in any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given their complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, damages arising from such demands are typically not material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s Balance Sheets. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $2 and $2 and an offsetting premium tax benefit of $1 and $1 at December 31, 2025 and 2024, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $1 for the year ended December 31, 2024 and insignificant for the years ended December 31, 2025 and 2023.

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company does not maintain or utilize dollar repurchase agreements.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The Company did not sell or reacquire any securities with an NAIC designation of 3 or below during 2025 or 2024.

16. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the Balance Sheets date and the date when the financial statements are available to be issued, provided they give evidence of conditions that existed at the Balance Sheets date (Type I). The Company has not identified any Type I subsequent events for the year ended December 31, 2025 through April 9, 2026.

Events that are indicative of conditions that arose after the Balance Sheets date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has identified a Type II subsequent event for the year ended December 31, 2025. On March 26, 2026, the Company paid an ordinary common stock dividend of $65 to TA Corp.

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation EIN: 42-1484983 AFFILIATIONS SCHEDULE YEAR ENDED DECEMBER 31, 2025
Entity Name	FEIN
Transamerica Corporation	42-1484983
AEGON Direct Marketing Services Inc	42-1470697
AEGON Financial Services Group Inc	41-1479568
AEGON Institutional Markets Inc	61-1085329
AEGON Management Company	35-1113520
AEGON USA Real Estate Services Inc	61-1098396
AEGON USA Realty Advisors of CA	20-5023693
AUSA Properties Inc	27-1275705
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Ironwood Re Corp	47-1703149
LIICA RE II	20-5927773
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Stonebridge Benefit Services Inc	75-2548428
TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Watertree Reinsurance, Inc.	81-3715574
Transamerica Affordable Housing Inc	94-3252196
Transamerica Asset Management	59-3403585
Transamerica Bermuda Re, Ltd	98-1701849

Transamerica Casualty Insurance Company	31-4423946
Transamerica Corporation (OREGON)	98-6021219
Transamerica Finance Corporation	95-1077235
Transamerica Financial Life Insurance Company	36-6071399

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation EIN: 42-1484983 AFFILIATIONS SCHEDULE YEAR ENDED DECEMBER 31, 2025
Entity Name	FEIN
Transamerica Fund Services Inc	59-3403587
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Re, Inc.	85-1028131
Transamerica Resources Inc	52-1525601
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Trust Company	42-0947998
Transamerica United Financial Services LLC	52-1263786
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

Statutory-Basis Financial
Statement Schedules

Report of Independent Auditors

The Board of Directors

Transamerica Financial Life Insurance Company

We have audited the statutory-basis financial statements of Transamerica Financial Life Insurance Company (the Company) as of December 31, 2025 and 2024 and for the years then ended, and have issued our report thereon dated April 9, 2026. Our audit of the statutory-basis financial statements included the financial statement supplementary information, which includes Schedule I Summary of Investments – Other Than Investments in Related Parties, Schedule III – Supplementary Insurance Information, and Schedule IV - Reinsurance (the “supplementary information”). These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s supplementary information based on our audit.

In our opinion, the supplementary information present fairly, in all material respects, the information set forth therein when considered in conjunction with the statutory-basis financial statements.

/s/ Ernst & Young LLP

April 9, 2026

Philadelphia, PA

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Millions)

December 31, 2025

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$241	$237	$281
States, municipalities and political subdivisions	4	4	4
Foreign governments	97	84	97
Hybrid securities	—	—	—
All other corporate bonds	4,347	3,896	4,347
Preferred stocks	3	4	4
Total fixed maturities	4,692	4,225	4,733
Equity securities
Common stocks:
Industrial, miscellaneous and all other	3	3	3
Total equity securities	3	3	3
Mortgage loans on real estate	1,539		1,539
Policy loans	172		172
Other long-term investments	42		42
Receivable for securities	—		—
Securities lending	312		312
Cash, cash equivalents and short-term investments	210		210
Total investments	$6,970		$7,011

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

(2)	Bonds of $2 are held at fair value rather than amortized cost. Preferred stock of $4 are held at fair value.

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Millions)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2025
Individual life	$1,677	$—	$14	$173	$81	$243	$43
Individual health	120	4	11	82	13	(26)	27
Group life and health	190	1	7	67	4	50	19
Annuity	3,907	—	1	4,014	188	5,362	(1,023)
	$5,894	$5	$33	$4,336	$286	$5,629	$(934)
Year ended December 31, 2024
Individual life	$1,540	$—	$14	$176	$72	$178	$43
Individual health	195	3	11	78	12	48	25
Group life and health	182	1	7	63	8	47	18
Annuity	3,942	—	—	4,730	218	4,618	396
	$5,859	$4	$32	$5,047	$310	$4,891	$482
Year ended December 31, 2023
Individual life	$1,477	$—	$20	$174	$73	$234	$44
Individual health	189	4	14	74	9	57	24
Group life and health	176	2	2	54	8	(36)	15
Annuity	4,325	—	1	3,215	240	3,639	(206)
	$6,167	$6	$37	$3,517	$330	$3,894	$(123)

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Millions)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2025
Life insurance in force	$25,912	$41,751	$40,447	$24,608	164%
Premiums:
Individual life	$182	$188	$179	$173	104%
Individual health	82	—	—	82	0%
Group life and health	66	—	1	67	1%
Annuity	4,014	—	—	4,014	0%
	$4,344	$188	$180	$4,336	4%
Year ended December 31, 2024
Life insurance in force	$25,875	$49,127	$47,711	$24,459	195%
Premiums:
Individual life	$185	$194	$185	$176	105%
Individual health	78	—	—	78	0%
Group life and health	62	—	1	63	1%
Annuity	4,726	—	4	4,730	0%
	$5,051	$194	$190	$5,047	4%
Year ended December 31, 2023
Life insurance in force	$26,006	$55,692	$53,925	$24,239	222%
Premiums:
Individual life	$187	$199	$184	$174	106%
Individual health	74	—	—	74	0%
Group life and health	54	—	1	54	1%
Annuity	3,212	—	4	3,215	0%
	$3,527	$199	$189	$3,517	5%

PART C

OTHER INFORMATION

Item 27.

Exhibits

Exhibit No:		Description

(a)		Board of Directors Resolution
(i)
Any form of Form N-4 exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 7, 1994 to the Registrant’s N-4 Registration Statement, Registration No. 33-73734 under the Securities Act of 1933, are incorporated herein by reference. (P)

(b)		Custodian Agreements. Not applicable

(c)		Underwriting Contracts
(c)	(i)	Underwriting Agreement with Transamerica Capital, Inc. (i)

(d)		Contracts
(i)
Any form of Form N-4 exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 7, 1994 to the Registrant’s N-4 Registration Statement, Registration No. 33-73734 under the Securities Act of 1933, are incorporated herein by reference. (P)

(e)		Applications
(i)
Any form of Form N-4 exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 7, 1994 to the Registrant’s N-4 Registration Statement, Registration No. 33-73734 under the Securities Act of 1933, are incorporated herein by reference. (P)

(f)		Depositor’s Certificate of Incorporation and By-laws
(i)
Any form of Form N-4 exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 7, 1994 to the Registrant’s N-4 Registration Statement, Registration No. 33-73734 under the Securities Act of 1933, are incorporated herein by reference. (P)

(g)		Reinsurance Contracts. Not applicable

(h)		Participation Agreements
(i)
Any form of Form N-4 exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 7, 1994 to the Registrant’s N-4 Registration Statement, Registration No. 33-73734 under the Securities Act of 1933, are incorporated herein by reference. (P)

(i)		Administrative Contracts.

(i)
Any form of Form N-4 exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 7, 1994 to the Registrant’s N-4 Registration Statement, Registration No. 33-73734 under the Securities Act of 1933, are incorporated herein by reference. (P)

(j)		Other Material Contracts. Not applicable.

(k)		Legal Opinion
	(i)	Opinion and Consent of Counsel. Filed herewith.

(l)		Other Opinions
	(i)	Consent of Independent Registered Public Accounting Firm. Filed herewith
	(ii)	Consent of Independent Auditors. Filed herewith.
(m)		Omitted Financial Statements. Not applicable

(n)		Initial Capital Agreements. Not applicable

(o)		Form of Initial Summary Prospectuses. Not applicable.

(p)		Powers of Attorney. Filed Herewith
(p)	(1)
Resolution of the Board of Directors authorizing the Principal Executive Officer to sign on behalf of Transamerica Financial Life Insurance Company pursuant to power of attorney are incorporated herein by reference (2)

Note
	(1)	Incorporated herein by reference to the Post-Effective Amendment No. 30 to Form N-4 (File No. 33-73734) filed on February 28, 2008.
	(2)	Incorporated herein by are incorporated herein by reference to Post-Effective Amendment No. 56 to Form N-4 Registration Statement (File No. 33-73734) filed on April 29, 2025.

Item 28.
  Directors and Officers of the Depositor (Transamerica Financial Life Insurance Company)

Name and Principal Business Address	Positions and Offices with Insurance Company

Jamie Ohl	Director and President
1801 California St. Suite 5200
Denver, CO 80202

Bonnie T. Gerst	Director, Chairman of the Board and Senior Vice President, Financial Assets
6400 C Street SW
Cedar Rapids, Iowa 52404

Maurice Perkins	Director and Chief Corporate Affairs Officer
100 Light Street
Baltimore, MD 21202

Andrew S. Williams	Director, General Counsel, Senior Vice President and Secretary
100 Light Street
Baltimore, MD 21202

Matt Keppler	Chief Financial Officer, Executive Vice President and Treasurer
100 Light Street
Baltimore, MD 21202

Chris Giovanni	Director, Chief Strategy & Development Officer and Senior Vice President
100 Light Street
Baltimore, MD 21202

Maureen Buckley	Director
26 Huntleigh Dr.
Loudonville, NY 1221

Anne C. Kronenberg	Director
187 Guard Hill Road
Bedford Center, NY 10549

June Yuson	Director
245 East 93 Street
New York, NY 10128
3

Item 29.  Persons Controlled by or under Common Control with the Depositor or Registrant.

As of December 31, 2025, the following pages shows all corporations directly or indirectly controlled or under common control, with the Depositor, showing the state or other sovereign power under the laws of which each is organized and the percentage owner ship of voting securities giving rise to the control relationship.

Aegon Ltd. Subsidiaries Under Common Control

Company Name	Immediate Parent Ownership %	City Statutory Seat	State/Country	Parent
239 West 20th Street, LLC	17.64%	Wilmington	United States	Yarra Rapids, LLC
25 East 38th Street, LLC	17.64%	Wilmington	United States	Yarra Rapids, LLC
313 East 95th Street, LLC	17.64%	Wilmington	United States	Yarra Rapids, LLC
319 East 95th Street, LLC	17.64%	Wilmington	United States	Yarra Rapids, LLC
Administrative Group, LLC	100.00%	Cedar Rapids, Iowa	United States	AUSA Holding, LLC
AEGON Administracion y Servicios Aie	100.00%	Madrid	Spain	Aegon Iberia Holding BV, Sucursal en España
AEGON Administracion y Servicios Aie	100.00%	Madrid	Spain	AEGON España, S.A.U. de Seguros y Reaseguros
AEGON Administracion y Servicios Aie	100.00%	Madrid	Spain	Aegon Mediacion S.L.U.
AEGON Administracion y Servicios Aie	100.00%	Madrid	Spain	SANTANDER GENERALES SEGUROS Y REASEGUROS, S.A.
AEGON Administracion y Servicios Aie	100.00%	Madrid	Spain	SANTANDER VIDA SEGUROS Y REASEGUROS, S.A.
AEGON Administracion y Servicios Aie	100.00%	Madrid	Spain	Serenitas, S.L.U.
AEGON Administracion y Servicios Aie	100.00%	Madrid	Spain	AEGON SANTANDER PORTUGAL NÃO VIDA - COMPANHIA DE SEGUROS S.A.
AEGON Administracion y Servicios Aie	100.00%	Madrid	Spain	AEGON SANTANDER PORTUGAL VIDA - COMPANHIA DE SEGUROS DE VIDA S.A.
AEGON Affordable Housing Debt Fund I, LLC	5.01%	Wilimington	United States	AHDF Manager I, LLC
AEGON Affordable Housing Debt Fund I, LLC	5.01%	Wilimington	United States	Transamerica Life Insurance Company
AEGON AM Funds, LLC	100.00%	Wilmington	United States	AEGON USA Investment Management, LLC
Aegon AM Private Equity Partners I, LLC	100.00%	Wilmington	United States	AEGON USA Investment Management, LLC
Aegon AM Private Equity Partners II, LLC	100.00%	Wilmington	United States	AEGON USA Investment Management, LLC
Aegon AM Private Equity Partners III, LLC	100.00%	Wilmington	United States	AEGON USA Investment Management, LLC
AEGON Asia B.V.	100.00%	The Hague	Netherlands	AEGON International B.V.
Aegon Asset Management (Asia) Limited	100.00%	Hong Kong	Hong Kong	AEGON Asset Management Holding B.V.
AEGON Asset Management Holding B.V.	100.00%	The Hague	Netherlands	Aegon Ltd.
AEGON Asset Management Hungary B.V.	100.00%	The Hague	Netherlands	AEGON Asset Management Holding B.V.
Aegon Asset Management Limited	100.00%	Edinburgh	United Kingdom	Aegon Asset Management UK plc
Aegon Asset Management Pan-Europe B.V.	100.00%	The Hague	Netherlands	AEGON Asset Management Holding B.V.
Aegon Asset Management UK Holdings Limited	100.00%	Edinburgh	United Kingdom	AEGON Asset Management Holding B.V.
Aegon Asset Management UK plc	100.00%	Edinburgh	United Kingdom	Aegon Asset Management UK Holdings Limited
AEGON Brazil Holding B.V.	100.00%	The Hague	Netherlands	AEGON International B.V.
AEGON Brazil Holding II B.V.	100.00%	The Hague	Netherlands	AEGON International B.V.
AEGON CEE B.V.	100.00%	The Hague	Netherlands	Aegon Ltd.
Aegon Community Investments 50, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Aegon Community Investments 51, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Aegon Community Investments 52, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Aegon Community Investments 53, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Aegon Community Investments 54, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Aegon Community Investments 55, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Aegon Community Investments 56, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Aegon Community Investments 57, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Aegon Community Investments 58, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
4

Aegon Community Investments 59, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Aegon Community Investments 60, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Aegon Community Investments 61, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Aegon Community Investments 62, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Aegon Community Investments 63, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Aegon Community Investments 64, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Aegon Community Investments 65, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Aegon Community Investments 66, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Aegon Community Investments 67, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Aegon Community Investments 68, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company

Aegon Community Investments 69, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Aegon Community Investments 70, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
AEGON Corporate Center B.V.	100.00%	The Hague	Netherlands	Aegon Ltd.
AEGON Custody B.V.	100.00%	The Hague	Netherlands	AEGON Asset Management Holding B.V.
AEGON Derivatives N.V.	100.00%	The Hague	Netherlands	Aegon Ltd.
AEGON Digital Investments Holding B.V.	100.00%	The Hague	Netherlands	Aegon Ltd.
AEGON Direct Marketing Services International, LLC	100.00%	Baltimore	United States	AUSA Holding, LLC
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	100.00%	Monterrey	Mexico	AEGON DMS Holding B.V.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	100.00%	Monterrey	Mexico	AEGON Mexico Holding B.V.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	98.78%	Mexico City	Mexico	AEGON DMS Holding B.V.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	98.78%	Mexico City	Mexico	AEGON Mexico Holding B.V.
AEGON Direct Marketing Services, Inc.	100.00%	Baltimore, MD	United States	Transamerica Life Insurance Company
AEGON DMS Holding B.V.	100.00%	The Hague	Netherlands	AEGON International B.V.
AEGON EDC Limited	100.00%	Edinburgh	United Kingdom	Aegon Ltd.
Aegon Employees Netherlands B.V.	100.00%	The Hague	Netherlands	AEGON Europe Holding B.V.
Aegon Energy Management, LLC	100.00%	Wilmington	United States	AEGON USA Realty Advisors, LLC
Aegon Energy Partners Fund, LLC	100.00%	Wilmington	United States	Aegon Energy Management, LLC
AEGON España, S.A.U. de Seguros y Reaseguros	100.00%	Madrid	Spain	Aegon Iberia Holding BV, Sucursal en España
AEGON Europe Holding B.V.	100.00%	The Hague	Netherlands	Aegon Ltd.
AEGON Financial Services Group, Inc.	100.00%	St. Paul, Minnesota	United States	Transamerica Life Insurance Company
AEGON Funding Company LLC	100.00%	Wilmington, Delaware	United States	Transamerica Corporation
Aegon Global Services, LLC	100.00%	Cedar Rapids, Iowa	United States	Commonwealth General Corporation
AEGON Growth Capital Fund I C.V.	100.00%	Amsterdam	Netherlands	AEGON Growth Capital Fund I GP B.V.
AEGON Growth Capital Fund I GP B.V.	100.00%	The Hague	Netherlands	AEGON Digital Investments Holding B.V.
AEGON Growth Capital Management B.V.	100.00%	The Hague	Netherlands	Aegon Ltd.
AEGON Iberia Holding B.V.	100.00%	The Hague	Netherlands	Aegon Ltd.
AEGON India Holding B.V.	100.00%	The Hague	Netherlands	AEGON International B.V.
Aegon Insights Limited	100.00%	Hong Kong	Hong Kong	AEGON DMS Holding B.V.
AEGON Institutional Markets, Inc.	100.00%	Wilmington, DE	United States	Commonwealth General Corporation
Aegon Insurance Asset Management Company Limited	100.00%	Shanghai	China	Aegon Ltd.
AEGON International B.V.	100.00%	The Hague	Netherlands	Aegon Ltd.
AEGON Investment Management B.V.	100.00%	The Hague	Netherlands	AEGON Asset Management Holding B.V.
AEGON Investment Solutions - Nominee 1 (Gross) Ltd	100.00%	Edinburgh	United Kingdom	AEGON UK plc
AEGON Investment Solutions - Nominee 2 (Net) Ltd	100.00%	Edinburgh	United Kingdom	AEGON UK plc
AEGON Investment Solutions - Nominee 3 (ISA) Ltd	100.00%	Edinburgh	United Kingdom	AEGON UK plc
AEGON Investment Solutions Ltd	100.00%	Edinburgh	United Kingdom	Aegon UK Investment Holdings Limited
Aegon Investments Limited	100.00%	London	United Kingdom	Aegon UK Investment Holdings Limited
Aegon LIHTC Fund 51, LLC	0.01%	Wilmington	United States	Aegon Community Investments 51, LLC
Aegon LIHTC Fund 52, LLC	11.82%	Wilmington	United States	Aegon Community Investments 52, LLC
Aegon LIHTC Fund 52, LLC	11.82%	Wilmington	United States	Transamerica Life Insurance Company
5

Aegon LIHTC Fund 52, LLC	11.82%	Wilmington	United States	Transamerica Financial Life Insurance Company
Aegon LIHTC Fund 55, LLC	2.83%	Wilmington	United States	Aegon Community Investments 55, LLC
Aegon LIHTC Fund 55, LLC	2.83%	Wilmington	United States	Transamerica Life Insurance Company
Aegon LIHTC Fund 57, LLC	0.01%	Wilmington	United States	Aegon Community Investments 57, LLC
Aegon LIHTC Fund 58, LLC	2.93%	Wilmington	United States	Aegon Community Investments 58, LLC
Aegon LIHTC Fund 58, LLC	2.93%	Wilmington	United States	Transamerica Life Insurance Company
Aegon LIHTC Fund 62, LLC	0.01%	Wilmington	United States	Aegon Community Investments 62, LLC
Aegon LIHTC Fund 65, LLC	0.01%	Wilmington	United States	Aegon Community Investments 65, LLC
Aegon LIHTC Fund 66, LLC	0.01%	Wilmington	United States	Aegon Community Investments 66, LLC
Aegon LIHTC Fund 68, LLC	100.00%	Wilmington	United States	Aegon Community Investments 68, LLC
Aegon LIHTC Fund 70, LLC	100.00%	Wilmington	United States	Aegon Community Investments 70, LLC
Aegon Ltd.		Hamilton	Bermuda
AEGON Management Company	100.00%	Indianapolis, Indiana	United States	Transamerica Corporation

Aegon Mediacion S.L.U.	100.00%	Madrid	Spain	AEGON España, S.A.U. de Seguros y Reaseguros
AEGON Mexico Holding B.V.	100.00%	The Hague	Netherlands	AEGON DMS Holding B.V.
Aegon Opportunity Zone Fund Joint Venture 1, LP	0.16%	Wilmington	United States	Aegon OZF Investments 1, LLC
Aegon OZF Investments 1, LLC	100.00%	Wilmington	United States	AEGON USA Realty Advisors, LLC
AEGON Pension Trustee Limited	100.00%	London	United Kingdom	AEGON UK plc
AEGON SANTANDER PORTUGAL NÃO VIDA - COMPANHIA DE SEGUROS S.A.	51.00%	Lisboa	Portugal	AEGON Iberia Holding B.V.
AEGON SANTANDER PORTUGAL VIDA - COMPANHIA DE SEGUROS DE VIDA S.A.	51.00%	Lisboa	Portugal	AEGON Iberia Holding B.V.
AEGON SIPP GUARANTEE NOMINEE LIMITED	100.00%	London	United Kingdom	AEGON UK plc
Aegon SIPP Nominee 2 Ltd	100.00%	Edinburgh	United Kingdom	AEGON UK plc
AEGON SIPP Nominee Ltd	100.00%	Edinburgh	United Kingdom	AEGON UK plc
AEGON Taiwan Holding B.V.	100.00%	The Hague	Netherlands	AEGON International B.V.
Aegon THTF Life Insurance Co., Ltd.	50.00%	Shenzhen	China	AEGON International B.V.
AEGON Treasury Investments B.V.	100.00%	The Hague	Netherlands	Aegon Ltd.
AEGON UK Corporate Services Limited	100.00%	Edinburgh	United Kingdom	AEGON UK plc
Aegon UK Investment Holdings Limited	100.00%	London	United Kingdom	AEGON UK plc
AEGON UK plc	100.00%	London	United Kingdom	AEGON Europe Holding B.V.
AEGON UK Property Fund Limited	100.00%	London	United Kingdom	AEGON UK plc
AEGON USA Asset Management Holding, LLC	100.00%	Cedar Rapids, IA	United States	AUSA Holding, LLC
AEGON USA Investment Management, LLC	100.00%	Cedar Rapids, Iowa	United States	AEGON USA Asset Management Holding, LLC
AEGON USA Real Estate Services, Inc.	100.00%	Wilmington	United States	AEGON USA Realty Advisors, LLC
AEGON USA Realty Advisors of California, Inc.	100.00%	Des Moines	United States	AEGON USA Realty Advisors, LLC
AEGON USA Realty Advisors, LLC	100.00%	Des Moines	United States	AEGON USA Asset Management Holding, LLC
Aegon Workforce Housing Fund 2 Holding Company B, LLC	100.00%	Wilmington	United States	Aegon Workforce Housing Fund 2, L.P
Aegon Workforce Housing Fund 2 Holding Company C, LLC	100.00%	Wilmington	United States	Aegon Workforce Housing Fund 2, L.P
Aegon Workforce Housing Fund 2 Holding Company, LLC	100.00%	Wilmington	United States	Aegon Workforce Housing Fund 2, L.P
Aegon Workforce Housing Fund 2, L.P	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Aegon Workforce Housing Fund 2, L.P	100.00%	Wilmington	United States	Transamerica Financial Life Insurance Company
Aegon Workforce Housing Fund 3 Holding Company, LLC	70.00%	Wilmington	United States	Aegon Workforce Housing Fund 3, L.P
Aegon Workforce Housing Fund 3, L.P	70.00%	Wilmington	United States	Transamerica Life Insurance Company
Aegon Workforce Housing Fund 3, L.P	70.00%	Wilmington	United States	Transamerica Life Insurance Company
Aegon Workforce Housing Fund 3, L.P	70.00%	Wilmington	United States	Transamerica Financial Life Insurance Company
Aegon Workforce Housing JV 4A, LLC	44.50%	Wilmington	United States	Aegon Workforce Housing Fund 2 Holding Company, LLC
Aegon Workforce Housing JV 4B, LLC	25.00%	Wilmington	United States	Aegon Workforce Housing Fund 2 Holding Company, LLC
Aegon Workforce Housing JV 4C, LLC	10.00%	Wilmington	United States	Aegon Workforce Housing Fund 2 Holding Company, LLC
Aegon Workforce Housing Park at Via Rosa REIT, LLC	20.83%	Cedar Rapids, Iowa	United States	Aegon Workforce Housing Separate Account 1, LLC
6

Aegon Workforce Housing Separate Account 1, LLC	20.83%	Cedar Rapids, Iowa	United States	Transamerica Life Insurance Company
Aegon Workforce Housing Separate Account 1, LLC	20.83%	Cedar Rapids, Iowa	United States	Transamerica Life Insurance Company
Aegon Workforce Housing Separate Account 1, LLC	20.83%	Cedar Rapids, Iowa	United States	Transamerica Financial Life Insurance Company
AEGONINDUSTRIAL Capital Management (Shanghai) Co., Ltd.	49.00%	Shanghai, China	China	AEGON-INDUSTRIAL Fund Management Co., LTD.
AEGON-INDUSTRIAL Fund Management Co., LTD.	49.00%	Shanghai	China	AEGON International B.V.
AGT Hungary IT Service Korlátolt Felelősségű Társaság	100.00%	Budapest	Hungary	AEGON EDC Limited
AHDF Manager I, LLC	100.00%	Wilmington	United States	AEGON USA Realty Advisors, LLC
ALH Properties Eight LLC	100.00%	Wilmington	United States	FGH USA LLC
ALH Properties Eleven LLC	100.00%	Wilmington	United States	FGH USA LLC
ALH Properties Four LLC	100.00%	Wilmington	United States	FGH USA LLC
ALH Properties Nine LLC	100.00%	Wilmington	United States	FGH USA LLC
ALH Properties Seven LLC	100.00%	Wilmington	United States	FGH USA LLC
ALH Properties Seventeen LLC	100.00%	Wilmington	United States	FGH USA LLC
ALH Properties Sixteen LLC	100.00%	Wilmington	United States	FGH USA LLC
ALH Properties Ten LLC	100.00%	Wilmington	United States	FGH USA LLC
ALH Properties Twelve LLC	100.00%	Wilmington	United States	FGH USA LLC

ALH Properties Two LLC	100.00%	Wilmington	United States	FGH USA LLC
AMFETF Manager, LLC	100.00%	Wilmington	United States	AEGON USA Realty Advisors, LLC
AMTAX Holdings 713 LLC	100.00%	Cleveland	United States	TAHP Fund 2, LLC
Andrews Nominees Limited	100.00%	London	United Kingdom	Cofunds Limited
Apollo Housing Capital Arrowhead Gardens, L.L.C.	0.01%	Wilmington	United States	Garnet LIHTC Fund XXXV, LLC
APOP III, LLC	98.44%	Wilmington	United States	Transamerica Life Insurance Company
APOP III, LLC	98.44%	Wilmington	United States	Transamerica Financial Life Insurance Company
APOP IV, LLC	99.00%	Wilmington	United States	Transamerica Life Insurance Company
APOP IV, LLC	99.00%	Wilmington	United States	Transamerica Financial Life Insurance Company
ASR Nederland N.V.	26.60%			Aegon Ltd.
AUSA Holding, LLC	100.00%	Baltimore, MD	United States	Transamerica Corporation
AUSA Properties, Inc.	100.00%	Des Moines	United States	AEGON USA Realty Advisors, LLC
AWHF2 General Partner, LLC	100.00%	Wilmington	United States	AEGON USA Realty Advisors, LLC
AWHF2 Subsidiary Holding Company C, LLC	100.00%	Wilmington	United States	Aegon Workforce Housing Fund 2 Holding Company C, LLC
AWHF3 General Partner, LLC	100.00%	Wilmington	United States	AEGON USA Realty Advisors, LLC
AWHJV4 Manager, LLC	100.00%	Wilmington	United States	AEGON USA Realty Advisors, LLC
AWHSA Manager 1, LLC	100.00%	Cedar Rapids, Iowa	United States	AEGON USA Realty Advisors, LLC
Barfield Ranch Associates, LLC	50.00%	Bonita Springs	United States	Mitigation Manager LLC
Barrington Hamilton Personal Asset Management Ltd	100.00%	London	United Kingdom	Origen Financial Services Limited
Café e Restaurante MAG Ltda.	50.00%	São Paolo, Brazil	Brazil	Mongeral AEGON Holding Ltda.
Carle Place Leasehold SPE, LLC	100.00%	Wilmington	United States	Transamerica Financial Life Insurance Company
Cofunds Limited	100.00%	London	United Kingdom	Aegon UK Investment Holdings Limited
Cofunds Nominees Ltd	100.00%	London	United Kingdom	Cofunds Limited
Commonwealth General Corporation	100.00%	Wilmington, DE	United States	Transamerica Corporation
Coöperatieve AEGON Financieringsmaatschappij U.A.	100.00%	The Hague	Netherlands	AEGON International B.V.
Coöperatieve AEGON Financieringsmaatschappij U.A.	100.00%	The Hague	Netherlands	Aegon Ltd.
Cornerstone International Holdings Ltd.	100.00%	London	United Kingdom	AEGON DMS Holding B.V.
Creditor Resources, Inc.	100.00%	Bingham Farms, MI	United States	AUSA Holding, LLC
CRI Solutions, Inc.	100.00%	Elkridge, MD	United States	Creditor Resources, Inc.
Dawn Holdings LLC	19.90%		United States	Commonwealth General Corporation
Dawn Re, Inc	19.90%		United States	Dawn Holdings LLC
Dorset Nominees Limited	100.00%	London	United Kingdom	Cofunds Limited
Equitable AgriFinance, LLC	50.00%	Wilmington	United States	AEGON USA Realty Advisors, LLC
Favela Promoção e Vendas Ltda.	50.00%	Rio de Janeiro, Brazil	Brazil	Mongeral AEGON Holding Ltda.
7

FGH Realty Credit LLC	100.00%	Wilmington	United States	FGH USA LLC
FGH USA LLC	100.00%	Wilmington	United States	RCC North America LLC
Fifth FGP LLC	100.00%	Wilmington	United States	FGH USA LLC
Financial Planning Services, Inc.	100.00%	Washington, D.C.	United States	Commonwealth General Corporation
FINANCIERE DE L’ECHIQUIER	25.00%	Paris	France	LBP AM
First FGP LLC	100.00%	Wilmington	United States	FGH USA LLC
Fourth FGP LLC	100.00%	Wilmington	United States	FGH USA LLC
FSBA AAM Strategic Fund I, LP	2.44%	Wilmington	United States	TA-APOP II, LLC
FSBA AAM Strategic Fund II, LP	2.46%	Wilmington	United States	APOP III, LLC
FSBA AAM Strategic Fund III, LP	2.43%	Wilmington	United States	Aegon AM Private Equity Partners III, LLC
FSBA AAM Strategic Fund III, LP	2.43%	Wilmington	United States	APOP IV, LLC
Garnet Assurance Corporation	100.00%	Frankfort	United States	Transamerica Life Insurance Company
Garnet Assurance Corporation II	100.00%	Des Moines	United States	Commonwealth General Corporation
Garnet Assurance Corporation III	100.00%	Des Moines	United States	Transamerica Life Insurance Company
Garnet Community Investments IX, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments V, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments VI, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments VIII, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments X, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company

Garnet Community Investments XI, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments XII, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments XL, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments XLI, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments XLII, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments XLIV, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments XLIX, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments XLV, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments XLVI, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments XLVII, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments XLVIII, LLC	100.00%	Wilminigton	United States	Transamerica Life Insurance Company
Garnet Community Investments XVIII, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments XX, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments XXIV, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments XXIX, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments XXV, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments XXVI, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments XXVII, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments XXVIII, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments XXXI, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments XXXII, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments XXXIII, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments XXXIX, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments XXXV, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments XXXVI, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments XXXVII, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments XXXVIII, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet Community Investments, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet LIHTC Fund IX, LLC	100.00%	Wilmington	United States	Garnet Community Investments IX, LLC
Garnet LIHTC Fund IX, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet LIHTC Fund V, LLC	100.00%	Wilmington	United States	Garnet Community Investments V, LLC
8

Garnet LIHTC Fund V, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet LIHTC Fund VI, LLC	100.00%	Wilmington	United States	Garnet Community Investments VI, LLC
Garnet LIHTC Fund VI, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet LIHTC Fund VIII, LLC	100.00%	Wilmington	United States	Garnet Community Investments VIII, LLC
Garnet LIHTC Fund VIII, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet LIHTC Fund X, LLC	0.01%	Wilmington	United States	Garnet Community Investments X, LLC
Garnet LIHTC Fund XI, LLC	100.00%	Wilmington	United States	Garnet Community Investments XI, LLC
Garnet LIHTC Fund XI, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet LIHTC Fund XII, LLC	100.00%	Wilmington	United States	Garnet Community Investments XII, LLC
Garnet LIHTC Fund XII, LLC	100.00%	Wilmington	United States	Garnet LIHTC Fund XII-A, LLC
Garnet LIHTC Fund XII, LLC	100.00%	Wilmington	United States	Garnet LIHTC Fund XII-B, LLC
Garnet LIHTC Fund XII, LLC	100.00%	Wilmington	United States	Garnet LIHTC Fund XII-C, LLC
Garnet LIHTC Fund XII-A, LLC	100.00%	Wilmington	United States	Garnet Community Investments XII, LLC
Garnet LIHTC Fund XII-A, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet LIHTC Fund XII-B, LLC	100.00%	Wilmington	United States	Garnet Community Investments XII, LLC
Garnet LIHTC Fund XII-B, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet LIHTC Fund XII-C, LLC	100.00%	Wilmington	United States	Garnet Community Investments XII, LLC
Garnet LIHTC Fund XII-C, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet LIHTC Fund XIII, LLC	100.00%	Wilmington	United States	Garnet Community Investments, LLC
Garnet LIHTC Fund XIII, LLC	100.00%	Wilmington	United States	Garnet LIHTC Fund XIII-A, LLC
Garnet LIHTC Fund XIII, LLC	100.00%	Wilmington	United States	Garnet LIHTC Fund XIII-B, LLC
Garnet LIHTC Fund XIII-A, LLC	100.00%	Wilmington	United States	Garnet Community Investments, LLC

Garnet LIHTC Fund XIII-A, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet LIHTC Fund XIII-B, LLC	100.00%	Wilmington	United States	Garnet Community Investments, LLC
Garnet LIHTC Fund XIII-B, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet LIHTC Fund XIV, LLC	100.00%	Wilmington	United States	Garnet Community Investments, LLC
Garnet LIHTC Fund XIV, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet LIHTC Fund XIX, LLC	100.00%	Wilmington	United States	Garnet Community Investments, LLC
Garnet LIHTC Fund XIX, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet LIHTC Fund XL, LLC	0.01%	Wilmington	United States	Garnet Community Investments XL, LLC
Garnet LIHTC Fund XLI, LLC	10.01%	Wilmington	United States	Garnet Community Investments XLI, LLC
Garnet LIHTC Fund XLI, LLC	10.01%	Wilmington	United States	Transamerica Life Insurance Company
Garnet LIHTC Fund XLII, LLC	0.01%	Wilmington	United States	Garnet Community Investments XLII, LLC
Garnet LIHTC Fund XLVI, LLC	0.01%	Wilmington		Garnet Community Investments XLVI, LLC
Garnet LIHTC Fund XLVII, LLC	15.00%	Wilmington	United States	Garnet Community Investments XLVII, LLC
Garnet LIHTC Fund XLVII, LLC	15.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet LIHTC Fund XLVIII, LLC	75.19%	Wilmington	United States	Garnet Community Investments XLVIII, LLC
Garnet LIHTC Fund XLVIII, LLC	75.19%	Wilmington	United States	Transamerica Financial Life Insurance Company
Garnet LIHTC Fund XV, LLC	100.00%	Wilmington	United States	Garnet Community Investments, LLC
Garnet LIHTC Fund XV, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet LIHTC Fund XVI, LLC	0.01%	Wilmington	United States	Garnet Community Investments, LLC
Garnet LIHTC Fund XVII, LLC	100.00%	Wilmington	United States	Garnet Community Investments, LLC
Garnet LIHTC Fund XVII, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet LIHTC Fund XVIII, LLC	0.01%	Wilmington	United States	Garnet Community Investments XVIII, LLC
Garnet LIHTC Fund XX, LLC	100.00%	Wilmington	United States	Garnet Community Investments XX, LLC
Garnet LIHTC Fund XXII, LLC	0.01%	Wilmington	United States	Garnet Community Investments, LLC
Garnet LIHTC Fund XXIII, LLC	100.00%	Wilmington	United States	Garnet Community Investments, LLC
Garnet LIHTC Fund XXIII, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet LIHTC Fund XXIV, LLC	21.27%	Wilmington	United States	Garnet Community Investments XXIV, LLC
Garnet LIHTC Fund XXIV, LLC	21.27%	Wilmington	United States	Transamerica Life Insurance Company
9

Garnet LIHTC Fund XXIX, LLC	0.01%	Wilmington	United States	Garnet Community Investments XXIX, LLC
Garnet LIHTC Fund XXV, LLC	1.01%	Wilmington	United States	Garnet Community Investments XXV, LLC
Garnet LIHTC Fund XXV, LLC	1.01%	Wilmington	United States	Garnet LIHTC Fund XXVIII, LLC
Garnet LIHTC Fund XXVI, LLC	0.01%	Wilmington	United States	Garnet Community Investments XXVI, LLC
Garnet LIHTC Fund XXVII, LLC	16.72%	Wilmington	United States	Garnet Community Investments XXVII, LLC
Garnet LIHTC Fund XXVII, LLC	16.72%	Wilmington	United States	Transamerica Life Insurance Company
Garnet LIHTC Fund XXVIII, LLC	100.00%	Wilmington	United States	Garnet Community Investments XXVIII, LLC
Garnet LIHTC Fund XXVIII, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Garnet LIHTC Fund XXXI, LLC	0.01%	Wilmington	United States	Garnet Community Investments XXXI, LLC
Garnet LIHTC Fund XXXII, LLC	0.01%	Wilmington	United States	Garnet Community Investments XXXII, LLC
Garnet LIHTC Fund XXXIII, LLC	0.01%	Wilmington	United States	Garnet Community Investments XXXIII, LLC
Garnet LIHTC Fund XXXIX, LLC	1.00%	Wilmington	United States	Garnet Community Investments XXXIX, LLC
Garnet LIHTC Fund XXXV, LLC	0.01%	Wilmington	United States	Garnet Community Investments XXXV, LLC
Garnet LIHTC Fund XXXVI, LLC	1.00%	Wilmington	United States	Garnet Community Investments XXXVI, LLC
Garnet LIHTC Fund XXXVII, LLC	100.00%	Wilmington	United States	Garnet Community Investments XXXVII, LLC
Garnet LIHTC Fund XXXVII, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
GoBear (Philippines) Inc.	50.00%	Manila	Philippines	Woodpecker Asia Tech PTE Ltd.
GoBear (Vietnam) Co., Ltd.	50.00%	Ho Chi Minh City	Vietnam	Woodpecker Asia Tech PTE Ltd.
Hague Reinsurance Management N.V.	100.00%	The Hague	Netherlands	AEGON Digital Investments Holding B.V.
Horizons Acquisition 5, LLC	100.00%	Fort Lauderdale	United States	PSL Acquisitions Operating, LLC
Horizons St. Lucie Development, LLC	100.00%	Plantation	United States	PSL Acquisitions Operating, LLC
Hubei Xinhuaxin Insurance Sales Company Limited	12.40%	Hubei Province, China	China	AEGON International B.V.
Imani FE, L.P.	99.99%	Los Angeles	United States	TAH Imani Fe GP, LLC
Imani FE, L.P.	99.99%	Los Angeles	United States	Garnet LIHTC Fund XIV, LLC
Investors Warranty of America, LLC	100.00%	Iowa	United States	RCC North America LLC

Ironwood Re Corp.	100.00%	Honolulu, Hawaii	United States	Commonwealth General Corporation
IZNES SAS	0.64%	Paris	France	LBP AM
Kognita Lab S.A.	4.37%	São Paulo, Brazil	Brazil	Mongeral AEGON Holding Ltda.
LBP AM	25.00%	Paris	France	AEGON Asset Management Holding B.V.
LBP AM	25.00%	Paris	France	LBP AM
LBPAM Private Debt GP Lux SARL	25.00%	Luxembourg	Luxembourg	LBP AM
LCS Associates, LLC	100.00%	Wilmington	United States	RCC North America LLC
Life Investors Alliance LLC	100.00%	Wilmington, DE	United States	Transamerica Life Insurance Company
Lochside Nominees Limited	100.00%	London	United Kingdom	Cofunds Limited
Longevity Services Consultoria e Serviços Ltda.	50.00%	Rio de Janeiro	Brazil	Mongeral AEGON Holding Ltda.
MAG Consultoria de Investimentos Ltda.	50.00%	Rio de Janeiro, Brazil	Brazil	Mongeral AEGON Holding Ltda.
MAG Instituição de Pagamento Ltda.	50.00%	Rio de Janeiro	Brazil	Mongeral Aegon Holding Financeira
MAG Tanure Holding Participações S.A.	25.00%	Belo Horizonte, Minas Gerais	Brazil	Mongeral AEGON Holding Ltda.
Minster Nominees Limited	100.00%	London	United Kingdom	Cofunds Limited
Mitigation Manager LLC	100.00%	Wilmington	United States	RCC North America LLC
Momentum Group Limited	100.00%	London	United Kingdom	Aegon UK Investment Holdings Limited
Money Services, Inc.	100.00%	Wilimington	United States	AUSA Holding, LLC
Mongeral Aegon Administração de Benefícios LTDA.	50.00%	Rio de Janeiro	Brazil	Mongeral AEGON Holding Ltda.
Mongeral Aegon Capitalização S.A.	50.00%	Rio de Janeiro, Brazil	Brazil	Mongeral AEGON Seguros e Previdência SA
Mongeral Aegon Gestão de Fundos Imobiliários Ltda	20.00%	Rio de Janeiro, Brazil	Netherlands	AEGON Brazil Holding II B.V.
Mongeral Aegon Gestão de Fundos Imobiliários Ltda	20.00%	Rio de Janeiro, Brazil	Netherlands	Mongeral AEGON Investimentos Ltda.
Mongeral Aegon Holding Financeira	50.00%	Rio de Janeiro, Brazil	Brazil	Mongeral AEGON Holding Ltda.
Mongeral AEGON Holding Ltda.	50.00%	Rio de Janeiro	Brazil	AEGON Brazil Holding II B.V.
Mongeral AEGON Investimentos Ltda.	50.00%	Rio de Janeiro	Brazil	Mongeral AEGON Holding Ltda.
Mongeral Aegon Renda Variavel Ltda	50.00%	Rio de Janeiro, Brazil	Netherlands	Mongeral AEGON Investimentos Ltda.
10

Mongeral AEGON Seguros e Previdência SA	50.00%	Rio de Janeiro	Brazil	AEGON Brazil Holding B.V.
Monumental General Administrators, Inc.	100.00%	Baltimore, MD	United States	AUSA Holding, LLC
MT ADMINISTRADORA E CORRETORA DE SEGUROS LTDA	50.00%	São Paulo	Brazil	Mongeral AEGON Holding Ltda.
Natural Resources Alternatives Portfolio 3, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Natural Resources Alternatives Portfolio 3, LLC	100.00%	Wilmington	United States	Transamerica Financial Life Insurance Company
Natural Resources Alternatives Portfolio I, LLC	68.00%	Wilmington	United States	Transamerica Life Insurance Company
Natural Resources Alternatives Portfolio I, LLC	68.00%	Wilmington	United States	Transamerica Life Insurance Company
Natural Resources Alternatives Portfolio I, LLC	68.00%	Wilmington	United States	Transamerica Financial Life Insurance Company
Natural Resources Alternatives Portfolio II, LLC	100.00%	Wilmington, DE	United States	Transamerica Life Insurance Company
Natural Resources Alternatives Portfolio II, LLC	100.00%	Wilmington, DE	United States	Transamerica Financial Life Insurance Company
NEWCAST PROPERTY DEVELOPMENTS (ONE) LIMITED	100.00%	London	United Kingdom	AEGON UK Property Fund Limited
NEWCAST PROPERTY DEVELOPMENTS (TWO) LIMITED	100.00%	London	United Kingdom	AEGON UK Property Fund Limited
Nomagon Title Grandparent, LLC	100.00%	Wilmington	United States	AEGON USA Asset Management Holding, LLC
Nomagon Title Holding 1, LLC	100.00%	Wilmington	United States	Nomagon Title Parent, LLC
Nomagon Title Parent, LLC	100.00%	Wilmington	United States	Nomagon Title Grandparent, LLC
North Westerly Holding B.V.	100.00%	The Hague	Netherlands	AEGON Asset Management Holding B.V.
Origen Financial Services Limited	100.00%	London	United Kingdom	Momentum Group Limited
Origen Limited	100.00%	London	United Kingdom	Momentum Group Limited
Origen Trustee Services Limited	100.00%	London	United Kingdom	Momentum Group Limited
Osceola Mitigation Partners, LLC	50.00%	Bonita Springs	United States	Mitigation Manager LLC
Pearl Holdings, Inc. I	100.00%	Wilmington	United States	AEGON USA Asset Management Holding, LLC
Pearl Holdings, Inc. II	100.00%	Wilmington	United States	AEGON USA Asset Management Holding, LLC
Pension Geeks Limited	100.00%	London	United Kingdom	AEGON UK plc
Peoples Benefit Services, LLC	100.00%	Exton, PA	United States	Transamerica Life Insurance Company
Placer 400 Investors, LLC	50.00%	Sacremento	United States	RCC North America LLC
PSL Acquisitions Operating, LLC	100.00%	Des Moines	United States	RCC North America LLC
PT Futuready Insurance Broker	80.00%	Jakarta	Indonesia	AEGON DMS Holding B.V.
PT. Aegon Insights Indonesia	100.00%	Jakarta	Indonesia	Aegon Insights Limited

PT. Aegon Insights Indonesia	100.00%	Jakarta	Indonesia	AEGON DMS Holding B.V.
RCC North America LLC	100.00%	Wilmington	United States	Transamerica Corporation
Real Estate Alternatives Portfolio 2, L.L.C.	9.75%	Wilmington	United States	Transamerica Life Insurance Company
Real Estate Alternatives Portfolio 2, L.L.C.	9.75%	Wilmington	United States	Transamerica Life Insurance Company
Real Estate Alternatives Portfolio 2, L.L.C.	9.75%	Wilmington	United States	Transamerica Life Insurance Company
Real Estate Alternatives Portfolio 2, L.L.C.	9.75%	Wilmington	United States	Transamerica Life Insurance Company
Real Estate Alternatives Portfolio 2, L.L.C.	9.75%	Wilmington	United States	Transamerica Financial Life Insurance Company
Real Estate Alternatives Portfolio 3, L.L.C.	25.60%	Wilmington	United States	Transamerica Life Insurance Company
Real Estate Alternatives Portfolio 3, L.L.C.	25.60%	Wilmington	United States	Transamerica Life Insurance Company
Real Estate Alternatives Portfolio 3, L.L.C.	25.60%	Wilmington	United States	Transamerica Life Insurance Company
Real Estate Alternatives Portfolio 3A, Inc.	100.00%	Wilmington	United States	Transamerica Life Insurance Company
Real Estate Alternatives Portfolio 3A, Inc.	100.00%	Wilmington	United States	Transamerica Financial Life Insurance Company
Real Estate Alternatives Portfolio 4 HR, LLC	36.00%	Wilmington	United States	Transamerica Life Insurance Company
Real Estate Alternatives Portfolio 4 HR, LLC	36.00%	Wilmington	United States	Transamerica Life Insurance Company
Real Estate Alternatives Portfolio 4 HR, LLC	36.00%	Wilmington	United States	Transamerica Financial Life Insurance Company
Real Estate Alternatives Portfolio 4 MR, LLC	36.00%	Wilmington	United States	Transamerica Life Insurance Company
Real Estate Alternatives Portfolio 4 MR, LLC	36.00%	Wilmington	United States	Transamerica Life Insurance Company
Real Estate Alternatives Portfolio 4 MR, LLC	36.00%	Wilmington	United States	Transamerica Financial Life Insurance Company
River Ridge Insurance Company	100.00%	Burlington, VT	United States	AEGON Management Company
Rock Springs Drive, LLC	98.00%	Lutherville	United States	Investors Warranty of America, LLC
SANTANDER GENERALES SEGUROS Y REASEGUROS, S.A.	51.00%	Madrid	Spain	AEGON España, S.A.U. de Seguros y Reaseguros
SANTANDER VIDA SEGUROS Y REASEGUROS, S.A.	51.00%	Madrid	Spain	AEGON España, S.A.U. de Seguros y Reaseguros
11

Scottish Equitable (Managed Funds) Limited	100.00%	Edinburgh	United Kingdom	Scottish Equitable Holdings Limited
Scottish Equitable (Managed Funds) Limited	100.00%	Edinburgh	United Kingdom	Scottish Equitable plc
Scottish Equitable Holdings Limited	100.00%	Edinburgh	United Kingdom	AEGON UK plc
Scottish Equitable plc	100.00%	Edinburgh	United Kingdom	Scottish Equitable Holdings Limited
Scottish Equitable plc	100.00%	Edinburgh	United Kingdom	AEGON UK plc
Second FGP LLC	100.00%	Wilmington	United States	FGH USA LLC
Serenitas, S.L.U.	100.00%	Madrid	Spain	Aegon Iberia Holding BV, Sucursal en España
Seventh FGP LLC	100.00%	Wilmington	United States	FGH USA LLC
Sicoob Seguradora de Vida e Previdência S.A.	25.00%	Rio de Janeiro	Brazil	Mongeral AEGON Seguros e Previdência SA
Simple2u Seguros S.A.	50.00%	Rio de Janeiro, Brazil	Netherlands	Mongeral AEGON Seguros e Previdência SA
St. Lucie West Development Company, LLC	100.00%	Fort Lauderdale	United States	PSL Acquisitions Operating, LLC
Stonebridge Benefit Services, Inc.	100.00%	Wilmington, DE	United States	Commonwealth General Corporation
TA Private Equity Assets, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
TA-APOP I, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
TA-APOP I-A, LLC	100.00%	Wilmington	United States	Transamerica Life Insurance Company
TA-APOP I-A, LLC	100.00%	Wilmington	United States	Transamerica Financial Life Insurance Company
TA-APOP II, LLC	97.59%	Wilmington	United States	Transamerica Life Insurance Company
TA-APOP II, LLC	97.59%	Wilmington	United States	Transamerica Financial Life Insurance Company
TABR Realty Services, LLC	100.00%	Wilmington	United States	AUSA Holding, LLC
TAH Imani Fe GP, LLC	100.00%	Los Angeles	United States	Garnet Assurance Corporation
TAH Pentagon Funds, LLC	100.00%	Des Moines	United States	Transamerica Affordable Housing, Inc.
TAHP Fund 2, LLC	100.00%	Wilmington	United States	Garnet LIHTC Fund VIII, LLC
TAHP Fund VII, LLC	100.00%	Wilmington	United States	Garnet LIHTC Fund XIX, LLC
TAH-Solar SLP, LLC	100.00%	Des Moines	United States	Transamerica Affordable Housing, Inc.
Tenet Group Limited (Minority Shareholding)	23.27%	London	United Kingdom	AEGON UK plc
TLIC Oakbrook Reinsurance Inc.	100.00%	Cedar Rapids, IA	United States	Transamerica Life Insurance Company
TLIC Watertree Reinsurance Inc.	100.00%	Cedar Rapids, IA	United States	Transamerica Life Insurance Company
Tradition Development Company, LLC	100.00%	Fort Lauderdale	United States	PSL Acquisitions Operating, LLC
Transamerica (Bermuda) Services Center, Ltd.	100.00%	Hamilton, BM	Bermuda	AEGON International B.V.
Transamerica Affordable Housing, Inc.	100.00%	Los Angeles	United States	TABR Realty Services, LLC
Transamerica Agency Network, LLC	100.00%	Cedar Rapids	United States	AUSA Holding, LLC

Transamerica Asset Holding, LLC	100.00%	Wilmington, DE	United States	AUSA Holding, LLC
Transamerica Asset Management, Inc.	100.00%	Denver, CO	United States	AUSA Holding, LLC
Transamerica Asset Management, Inc.	100.00%	Denver, CO	United States	Transamerica Life Insurance Company
Transamerica Bermuda Re, Ltd.	100.00%	Hamilton, BM	Bermuda	Transamerica Life Insurance Company
Transamerica Capital, LLC	100.00%	Denver	United States	AUSA Holding, LLC
Transamerica Casualty Insurance Company	100.00%	Cedar Rapids, IA	United States	Transamerica Corporation
Transamerica Corporation	100.00%	Wilmington, DE	United States	AEGON International B.V.
Transamerica Corporation	100.00%	Portland, Oregon	United States	Transamerica Corporation
Transamerica Direct Marketing Asia Pacific Pty. Ltd.	100.00%	Sydney	Australia	AEGON DMS Holding B.V.
Transamerica Direct Marketing Consultants Private Limited	100.00%	Mumbai	India	AEGON DMS Holding B.V.
Transamerica Finance Corporation	100.00%	Wilmington, DE	United States	Transamerica Corporation
Transamerica Financial Advisors, LLC	100.00%	Wilmington	United States	AUSA Holding, LLC
Transamerica Financial Life Insurance Company	100.00%	Albany, New York	United States	Transamerica Corporation
Transamerica Foundation	100.00%	Des Moines, Iowa	United States	Transamerica Corporation
Transamerica Fund Services, Inc.	100.00%	Denver, CO	United States	AUSA Holding, LLC
Transamerica Fund Services, Inc.	100.00%	Denver, CO	United States	Transamerica Life Insurance Company
Transamerica Health Savings Solutions, LLC	100.00%	Wilmington, DE	United States	Transamerica Retirement Solutions, LLC
Transamerica Institute	100.00%	Cedar Rapids, Iowa	United States	Transamerica Corporation
Transamerica Insurance Marketing Asia Pacific Pty. Ltd.	100.00%	Sydney	Australia	Transamerica Direct Marketing Asia Pacific Pty. Ltd.
12

Transamerica International Direct Marketing Consultants, LLC	49.00%	Baltimore, Maryland	United States	AEGON Direct Marketing Services, Inc.
Transamerica Investors Securities, LLC	100.00%	Wilmington, DE	United States	Transamerica Retirement Solutions, LLC
Transamerica Life (Bermuda) Ltd.	100.00%	Hamilton, Bermuda	Bermuda	Transamerica Life Insurance Company
Transamerica Life Insurance Company	100.00%	Cedar Rapids, IA	United States	Commonwealth General Corporation
Transamerica Life International (Bermuda) Ltd.	100.00%	Hamilton, Bermuda	Bermuda	Aegon Ltd.
Transamerica Resources, Inc.	100.00%	Baltimore, MD	United States	Monumental General Administrators, Inc.
Transamerica Retirement Advisors, LLC	100.00%	Wilmington, DE	Netherlands	Transamerica Retirement Solutions, LLC
Transamerica Retirement Insurance Agency, LLC	100.00%	Wilmington, DE	United States	Transamerica Retirement Solutions, LLC
Transamerica Retirement Solutions, LLC	100.00%	Wilmington, DE	United States	AUSA Holding, LLC
Transamerica Stable Value Solutions Inc.	100.00%	Wilmington	United States	Commonwealth General Corporation
Transamerica Travel and Conference Services, LLC	100.00%	Cedar Rapids	United States	Money Services, Inc.
Transamerica Trust Company	100.00%	Cedar Rapids	Netherlands	AUSA Holding, LLC
Transamerica United Financial Services, LLC	100.00%	Baltimore, MD	United States	Transamerica Corporation
Transamerica Ventures Fund II, LLC	100.00%	Wilmington, Delaware	United States	AUSA Holding, LLC
ULI Funding, LLC	100.00%	Cedar Rapids, Iowa	United States	AUSA Holding, LLC
WFG Insurance Agency of Puerto Rico, Inc.	100.00%	San Juan	Puerto Rico	World Financial Group Insurance Agency, LLC
WFG Properties Holdings, LLC	100.00%	Atlanta, GA	United States	World Financial Group, Inc.
WFG Securities Inc.	100.00%	Vaughan	Canada	World Financial Group Holding Company of Canada Inc.
Winsocial Administradora de Benefícios Ltda.	50.00%	Rio de Janeiro	Brazil	AEGON Brazil Holding II B.V.
Woodpecker Asia Holding I B.V. in liquidation	50.00%	The Hague	Netherlands	Woodpecker Holding B.V.
Woodpecker Asia Holding II B.V. in liquidation	50.00%	The Hague	Netherlands	Woodpecker Holding B.V.
Woodpecker Asia Tech PTE Ltd.	50.00%	Singapore	Singapore	Woodpecker Holding B.V.
Woodpecker Holding B.V.	50.00%	The Hague	Netherlands	AEGON International B.V.
World Financial Group Holding Company of Canada Inc.	100.00%	Vaughan	Canada	Commonwealth General Corporation
World Financial Group Insurance Agency of Canada Inc.	100.00%	Toronto	Canada	World Financial Group Holding Company of Canada Inc.
World Financial Group Insurance Agency of Hawaii, Inc.	100.00%	Honolulu	United States	World Financial Group Insurance Agency, LLC
World Financial Group Insurance Agency of Massachusetts, Inc	100.00%	Quincy	United States	World Financial Group Insurance Agency, LLC
World Financial Group Insurance Agency of Wyoming, Inc.	100.00%	Cheyenne	United States	World Financial Group Insurance Agency, LLC
World Financial Group Insurance Agency, LLC	100.00%	Los Angeles	United States	AUSA Holding, LLC
World Financial Group, Inc.	100.00%	Wilmington	United States	Transamerica Asset Holding, LLC
Yarra Rapids, LLC	17.64%	Wilmington	United States	Real Estate Alternatives Portfolio 4 MR, LLC
Zahorik Company, Inc.	100.00%	Los Angeles	United States	AUSA Holding, LLC
Zero Beta Fund, LLC	49.86%	Wilmington	United States	Transamerica Life Insurance Company
Zero Beta Fund, LLC	49.86%	Wilmington	United States	Transamerica Life Insurance Company
Zero Beta Fund, LLC	49.86%	Wilmington	United States	Transamerica Financial Life Insurance Company

13

Item 30.
  Indemnification
The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

 Item 31.
  Principal Underwriters

(a)   Transamerica Capital, LLC serves as the principal underwriter for:

Transamerica Capital, LLC serves as the principal underwriter for the Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Variable Life Separate Account II, Retirement Builder Variable Annuity Account, Separate Account Fund B, Separate Account Fund C, Separate Account VA AA, Separate Account VA B, Separate Account VA BB, Separate Account VA CC, Separate Account VA DD, Separate Account VA FF, Separate Account VA HH, Separate Account VA Q, Separate Account VA U, Separate Account VA V, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account VL, Separate Account VL E, Separate Account VUL-A, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Variable Life Account A, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, and WRL Series Life Corporate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, LLC serves as principal underwriter for ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, ML of New York Variable Life Separate Account II, Separate Account VA BNY, Separate Account VA QNY, Separate Account VA-2LNY, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Separate Account B, TFLIC Separate Account C, TFLIC Separate Account VNY, TFLIC Pooled Account No. 44, TFLIC Series Annuity Account, TFLIC Series Life Account, and Transamerica Variable Funds.  These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, LLC also serves as principal underwriter for Transamerica Series Trust and Transamerica Funds.
14

  Directors and Officers of Transamerica Capital, LLC.:

Name	Principal Business Address	Position and Officers with Underwriter
Timothy Ackerman	(3)	Manager, President & Asset Management Distribution
Brian Beitzel	(2)	Chief Financial Officer & Treasurer
Mark Halloran	(3)	Manager & Vice President
David Cheung	(3)	Assistant Secretary
Jonathan Cressman	(3)	President, Annuity Distribution
Daniel Goodman	(1)	Secretary
Doug Hellerman	(3)	Chief Compliance Officer & Vice President
Jennifer Pearce	(3)	Vice President
100 Light Street, Floor B1, Baltimore, MD 21202 6400 C Street SW, Cedar Rapids, IA 52499-0001 1801 California Street, Suite 5200, Denver, CO 80202
15

(c) Compensation to Principal Underwriter:
Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, LLC.	$ 0	0	0	0
(1) Fiscal Year 2020

Item 32.
  Location of Accounts and Records

Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are primarily maintained by (a) Transamerica Financial Life Insurance Company, in whole or in part, at its principal offices at 440 Mamaroneck Avenue, Harrison, NY 10528, (b) by State Street Bank & Trust Company, in whole or in part, at its principal offices at 200 Clarendon Street, Boston, MA 02116, and (c) by Transamerica Asset Management, Inc., in whole or in part, at its principal offices at 1801 California Street, Suite 5200, Denver, CO 80202

Item 33.
  Management Services

Not Applicable

Item 34.

        Fee Representation

The Depositor hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

16

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Brooksville and State of  Florida, on April 28, 2026.
TRANSAMERICA VARIABLE FUNDS
(Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
(Depositor)

*
By:	Jamie Ohl
Director and President
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 28, 2026.
Signatures	Title

*	Director and President (Principal Executive Officer)
Jamie Ohl

*	Director, Chairman of the Board and Senior Vice President, Financial Assets
Bonnie T. Gerst

*	Director and Chief Corporate Affairs Officer
Maurice Perkins

*	Director, General Counsel, Senior Vice President and Secretary
Andrew S. Williams

*	Chief Financial Officer, Executive Vice President and Treasurer (Principal Financial Officer and Principal Accounting Officer)
Matt Keppler

*	Director, Chief Strategy & Development Officer and Senior Vice President
Chris Giovanni

*	Director
Maureen Buckley

*	Director
Anne C. Kronenberg

*	Director
June Yuson

/s/ Brian Stallworth*	Assistant Secretary
Brian Stallworth
 *By: Brian Stallworth – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.

17